UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07988

Lord Abbett Investment Trust
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	May 31, 2007

Item 1:           Report to Shareholders.

2007

lord abbett
semiannual
report

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2007

Lord Abbett Investment Trust
Core Fixed Income Fund and Total Return Fund
Semiannual Report

For the six-month period ended May 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Lord Abbett Core Fixed Income Fund's and the Lord Abbett Total Return Fund's performance for the six-month period ended May 31, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent LeadDirector of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2007?

A: Thus far in 2007, the main theme across the bond markets has been resilience in the face of exogenous shocks and tighter monetary policy on the part of several global central banks. The shocks came in February in the form of a 9% drop in Shanghai's stock market and a sharp increase in subprime mortgage defaults. Both events prompted a flight to quality, driving the yield on 10-year Treasury notes down to 4.49% on March 7, the lowest level during 2007. Within weeks, however, the jitters subsided and the 10-year Treasury yield began to climb steadily, ultimately ending the period at 4.91%.

1

Economic data for the period were largely positive. Employment, wages, and consumer confidence were all strong. First quarter gross domestic product (GDP) growth, however, came in below expectations by 0.5%, at 1.3% in April, and then was revised down in May, to 0.6%. With mixed data and relatively low inflation, the Federal Reserve Board (the Fed) left the fed funds rate (the rate at which banks lend to one another) unchanged at 5.25% at its meetings on January 31, March 21, and May 9. In the most recently released Fed minutes, the board indicated that the U.S. economy continued to grow at a moderate pace, but that future rate decisions would depend on concerns about both economic growth and higher inflation.

Q: How did the Core Fixed Income Fund and the Total Return Fund perform over the six-month period ended May 31, 2007?

A: The Core Fixed Income Fund returned 0.4%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index,1 which returned 0.7% for the same period.

The Total Return Fund returned 0.6%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index,2 which returned 1.1% for the same period.

Q: What were the most significant factors affecting performance?

A: Both the Core Fixed Income Fund and the Total Return Fund out-yielded their benchmarks over the six-month period. Contributing to relative performance for the period was a large overweight in commercial mortgage-backed securities (CMBS). CMBS positions were increased during the period as the fundamentals remained favorable. Despite downward pressures in the residential market, commercial real estate occupancy, corporate profitability, and employment remained strong. The portfolios remained focused on the highest credit quality in the CMBS sector.

Another contributor to performance over the period was an overweight in mortgage-backed securities – specifically in adjustable-rate mortgages (ARMs). Beginning at the end of 2006, the portfolios' position in adjustable-rate mortgages, in particular, were increased in anticipation of the asset class's inclusion in one of the largest broad market indexes, the Lehman Brothers U.S. Aggregate Bond Index.

The Funds' underweight in investment-grade corporate debt detracted from relative performance.

2

In the Total Return Fund, an underweight in the high-yield and emerging markets also detracted from performance, as risk premiums for low credit-quality corporate issuers failed to rise as anticipated and emerging markets continued to post strong returns.

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

2  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including possible loss of principal amount invested.

3

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/06 – 5/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,004.10	$5.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.57	$5.44
Class B
Actual	$1,000.00	$999.90	$8.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.33	$8.70
Class C
Actual	$1,000.00	$1,000.80	$8.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.33	$8.70
Class P
Actual	$1,000.00	$1,003.60	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.07	$5.94
Class Y
Actual	$1,000.00	$1,005.90	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.31	$3.68

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.08% for Class A, 1.73% for Classes B and C, 1.18% for Class P and 0.73% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2007

Credit Rating	%*
AAA	84.59%
AA	0.70%
AA-	0.27%
A+	0.11%
A	1.40%
A-	0.68%
BBB+	0.47%
BBB	0.31%
BBB-	1.43%
BB+	0.33%
BB	0.07%
U. S. Treasury	8.09%
Short-Term Investments	1.55%
Total	100.00%

*  Represents percent of total investments

5

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 - 5/31/07
Class A
Actual	$1,000.00	$1,006.20	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.47	$5.49
Class B
Actual	$1,000.00	$1,002.00	$8.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.23	$8.80
Class C
Actual	$1,000.00	$1,002.00	$8.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.24	$8.80
Class P
Actual	$1,000.00	$1,004.90	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.98	$5.99
Class Y
Actual	$1,000.00	$1,007.10	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.21	$3.78

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.10% for Class A, 1.75% for Classes B and C, 1.20% for Class P and 0.75% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2007

Credit Rating	%*
AAA	83.44%
AA	0.86%
AA-	0.27%
A+	0.11%
A	1.26%
A-	0.68%
BBB+	0.45%
BBB	0.31%
BBB-	1.51%
BB+	0.75%
BB	0.28%
BB-	0.47%
B+	0.30%
B	0.35%
B-	0.33%
U. S. Treasury	5.41%
Short-Term Investments	3.22%
Total	100.00%

*  Represents percent of total investments

6

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 106.94%
Asset-Backed Securities 1.26%
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	$370	$369,020
Credit-Based Asset Servicing and Securitization 2006-CB4 AV1	5.36%#	5/25/2036	347	346,691
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	609	603,204
Total				1,318,915
Corporate Bonds 6.69%
Amgen, Inc.†	6.375%	6/1/2037	124	123,669
AT&T Corp.	7.30%	11/15/2011	572	613,386
Avnet, Inc.	6.625%	9/15/2016	225	230,606
Bank of America Corp.	5.625%	10/14/2016	790	792,220
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	255	280,369
CenterPoint Energy, Inc.	5.95%	2/1/2017	39	38,666
CenterPoint Energy, Inc.	7.25%	9/1/2010	199	208,591
Comcast Corp.	6.45%	3/15/2037	102	100,396
Corn Products International, Inc.	8.45%	8/15/2009	160	168,550
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	475	508,678
Enterprise Products Operating L.P.	6.65%	10/15/2034	165	167,386
Exelon Generation Co.	6.95%	6/15/2011	85	88,824
FMC Corp.	7.00%	5/15/2008	210	211,574
France Telecom S.A. (France)(a)	7.75%	3/1/2011	240	258,130
General Electric Capital Corp.	5.40%	2/15/2017	444	436,432
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	305	302,737
Intuit, Inc.	5.40%	3/15/2012	70	69,140
Pacific Energy Partners, L.P.	6.25%	9/15/2015	275	272,956
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	195	193,781
Source Gas LLC†	5.90%	4/1/2017	85	83,644
Sprint Capital Corp.	8.75%	3/15/2032	122	141,018
Steelcase Inc., Class A	6.50%	8/15/2011	165	167,483
TELUS Corp. (Canada)(a)	7.50%	6/1/2007	65	65,000
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	85	85,319
United States Steel Corp.	5.65%	6/1/2013	183	181,571

See Notes to Financial Statements.
7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
UnitedHealth Group, Inc.	3.375%	8/15/2007	$343	$341,610
Valspar Corp. (The)	5.625%	5/1/2012	118	116,943
Verizon Global Funding Corp.	7.25%	12/1/2010	595	630,000
Virginia Electric & Power Co.	6.00%	5/15/2037	102	99,777
Total				6,978,456
Government Sponsored Enterprises Bonds 2.26%
Federal National Mortgage Assoc.	4.625%	10/15/2013	1,240	1,201,755
Federal National Mortgage Assoc.	6.00%	5/15/2011	1,125	1,158,699
Total				2,360,454
Government Sponsored Enterprises Pass-Throughs 48.19%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	932	914,942
Federal Home Loan Mortgage Corp. 1B2132	4.684%#	3/1/2035	530	524,947
Federal Home Loan Mortgage Corp. 1B3113	5.702%#	10/1/2036	458	460,221
Federal Home Loan Mortgage Corp. 1G1314	5.875%#	11/1/2036	849	855,172
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	394	395,466
Federal Home Loan Mortgage Corp. 1NO288	5.704%#	11/1/2035	630	633,998
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	17	17,883
Federal Home Loan Mortgage Corp. A44001	5.50%	3/1/2036	2,753	2,689,739
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	513	500,661
Federal Home Loan Mortgage Corp. B19138	5.00%	4/1/2020	1,060	1,033,990
Federal Home Loan Mortgage Corp. C01552	5.50%	5/1/2033	1,421	1,391,488
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	120	123,953
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	14	14,830
Federal Home Loan Mortgage Corp. E01590	5.00%	2/1/2019	311	304,322
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	703	685,391
Federal Home Loan Mortgage Corp. G11870	6.00%	10/1/2017	152	153,947
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	3,198	3,120,192
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,044	1,018,591
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	198	193,600
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	723	717,536
Federal Home Loan Mortgage Corp. G18016	5.00%	10/1/2019	209	204,454
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	489	476,778

See Notes to Financial Statements.
8

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. J00446	5.00%		11/1/2020	$649	$633,653
Federal Home Loan Mortgage Corp. J00555	5.00%		12/1/2020	377	367,511
Federal Home Loan Mortgage Corp. J01305	5.50%		3/1/2021	457	453,584
Federal Home Loan Mortgage Corp. J04188	5.50%		1/1/2022	1,476	1,465,259
Federal National Mortgage Assoc.	3.499	%#	8/1/2033	319	317,256
Federal National Mortgage Assoc.	4.54	%#	7/1/2035	485	482,488
Federal National Mortgage Assoc.	4.64%		7/1/2015	1,169	1,111,222
Federal National Mortgage Assoc.	4.845	%#	8/1/2035	698	694,631
Federal National Mortgage Assoc.	5.017	%#	4/1/2035	693	693,425
Federal National Mortgage Assoc.	5.246	%#	10/1/2035	1,111	1,112,312
Federal National Mortgage Assoc.	5.391	%#	4/1/2036	405	406,514
Federal National Mortgage Assoc.	5.412	%#	9/1/2036	662	662,424
Federal National Mortgage Assoc.	5.484	%#	11/1/2036	910	911,815
Federal National Mortgage Assoc.	5.485	%#	4/1/2036	1,102	1,106,144
Federal National Mortgage Assoc.	5.50%		11/1/2033 -	16,844	16,467,674 5/1/2037
Federal National Mortgage Assoc.	5.506	%#	4/1/2036	566	568,225
Federal National Mortgage Assoc.	5.627	%#	6/1/2036	589	591,187
Federal National Mortgage Assoc.	5.673	%#	8/1/2036	951	954,714
Federal National Mortgage Assoc.	5.764	%#	10/1/2036	640	642,143
Federal National Mortgage Assoc.	5.782	%#	1/1/2037	372	373,811
Federal National Mortgage Assoc.	5.836	%#	10/1/2036	451	453,434
Federal National Mortgage Assoc.	5.955	%#	8/1/2036	972	980,758
Federal National Mortgage Assoc.	5.961	%#	5/1/2036	504	507,596
Federal National Mortgage Assoc.	5.987	%#	12/1/2036	1,243	1,251,311
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	653	668,517
Total					50,309,709
Non-Agency Commercial Mortgage-Backed Securities 39.75%
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%		3/11/2041	210	204,616
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%		11/10/2039	100	97,611
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	1,705	1,661,446

See Notes to Financial Statements.
9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	$530	$517,042
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%	7/10/2043	380	377,465
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	399	393,682
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	940	908,737
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	1,388	1,376,688
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	500	495,793
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	1,170	1,151,320
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.181%#	9/10/2047	970	952,249
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	20	19,646
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	512	499,485
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A1	4.386%	2/11/2041	134	132,673
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	460	449,651
Bear Stearns Commercial Mortgage Securities Inc. 2005-PWR9 A1	4.498%	9/11/2042	445	437,106
Bear Stearns Commercial Mortgage Securities Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,572,810
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%#	10/12/2042	915	906,700
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A4	5.201%	12/11/2038	60	58,008
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AAB	5.533%	10/12/2041	180	179,190
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	630	626,022
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	1,345	1,334,721
Commercial Mortgage Pass-Through 2005-C6 AAB	5.077%#	6/10/2044	1,530	1,496,318

See Notes to Financial Statements.
10

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	$265	$260,548
Credit Suisse First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%#	5/15/2036	350	346,647
Credit Suisse First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	390	379,375
GE Capital Commercial Mortgage 2004-C3 A2	4.433%	7/10/2039	310	304,032
GE Capital Commercial Mortgage 2005-C1 A5	4.772%#	6/10/2048	100	94,943
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	244	237,501
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,358,205
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	236	231,485
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.284%#	5/10/2040	105	104,758
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	350	337,101
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	1,235	1,202,261
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	39	38,716
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	580	565,646
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	175	173,121
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	1,285	1,271,063
GS Mortgage Securities Corp. II 2005-GG4 A4	4.761%	7/10/2039	330	312,209
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	311	311,486
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,195	1,163,907
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1	4.116%	3/15/2046	256	252,075
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	294,241
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	80	76,327
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A	5.179%#	12/15/2044	1,620	1,585,215

See Notes to Financial Statements.
11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	$627	$621,935
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%	4/15/2043	660	657,209
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	450	425,331
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	531	521,246
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	300	294,460
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	1,051	1,023,141
LB-UBS Commercial Mortgage Trust 2004-C1 A2	3.624%	1/15/2029	285	275,826
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	135	130,868
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	194,662
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	197,925
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	60	58,103
LB-UBS Commercial Mortgage Trust 2007-C1 A4	5.424%	2/15/2040	305	299,572
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%#	2/12/2039	125	124,818
Merrill Lynch Mortgage Trust 2003-KEY1 A4	5.236%#	11/12/2035	475	466,533
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	467	458,170
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	400	397,108
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.223%#	11/12/2037	175	174,187
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.244%#	11/12/2037	835	818,093
Merrill Lynch Mortgage Trust 2005-LC1 A1	5.017%	1/12/2044	413	410,285
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%#	1/12/2044	250	244,268
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	110	108,400
Merrill Lynch Mortgage Trust 2006-C1 A2	5.615%#	5/12/2039	975	981,372
Morgan Stanley Capital I 2003-IQ5 A2	4.09%	4/15/2038	1,063	1,053,717
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	480	467,035
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	128	126,087
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	1,107	1,091,188
Morgan Stanley Capital I 2005-HQ5 A4	5.168%	1/14/2042	75	72,962
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2034	347	337,856
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	550	538,285
Wachovia Bank Commercial Mortgage Trust 2003-C9 A2	3.958%	12/15/2035	750	734,165

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	$235	$230,211
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.197%#	10/15/2044	225	220,500
Total				41,505,359
U.S. Treasury Obligations 8.79%
U.S. Treasury Bond(b)	4.50%	2/15/2036	4,880	4,493,797
U.S. Treasury Note	4.00%	2/15/2014	1,823	1,733,702
U.S. Treasury Note	4.25%	11/15/2013	1,694	1,639,343
U.S. Treasury Strips	Zero Coupon	8/15/2020	554	283,433
U.S. Treasury Strips	Zero Coupon	2/15/2036	4,242	1,030,666
Total				9,180,941
Total Long-Term Investments (cost $112,333,246)				111,653,834
SHORT-TERM INVESTMENTS 1.68%
Repurchase Agreements
Repurchase Agreement dated 5/31/2007, 5.27% due 6/1/2007 with Nomura Securities International, Inc. collateralized by $1,700,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 7/30/2007; value: $1,685,720; proceeds: $1,649,241			1,649	1,649,000
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $106,832; proceeds: $104,618			105	104,604
Total Short-Term Investments (cost $1,753,604)				1,753,604
Total Investments in Securities 108.62% (cost $114,086,850)				113,407,438
Liabilities in Excess of Other Assets (8.62%)				(9,001,687)
Net Assets 100.00%				$104,405,751

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Security has been fully/partially segregated for open reverse repurchase agreements as of May 31, 2007. (See Note 2(k).)

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 108.59%
Asset-Backed Securities 1.63%
Capital Auto Receivables Asset Trust 2006-1 A3	5.03%	10/15/2009	$2,710	$2,702,821
Credit Based Asset Servicing and Securitization 2006-CB3 AV1	5.38%#	3/25/2036	3,884	3,886,311
Daimler Chrysler Auto Trust 2006-B A3	5.33%	8/8/2010	825	825,207
First Franklin Mortgage Loan Asset-Backed Certificates 2005-FF9 A2	5.44%#	10/25/2035	341	341,439
Ford Credit Auto Owner Trust 2005-A A4	3.72%	10/15/2009	2,050	2,024,399
Ford Credit Auto Owner Trust 2005-B A4	4.38%	1/15/2010	1,450	1,436,200
Residential Asset Mortgage Products, Inc. 2006-RS6	5.39%#	11/25/2036	3,091	3,093,214
Residential Asset Mortgage Products, Inc. 2005-RZ2 AI1	5.44%#	5/25/2035	4	4,023
Residential Funding Mortgage Securities 2005-HS1 AI1	5.44%#	9/25/2035	268	267,235
USAA Auto Owner Trust 2004-3 A3	3.16%	2/17/2009	105	104,381
Total				14,685,230
Corporate Bonds 9.33%
Aleris International, Inc.†	10.00%	12/15/2016	930	982,313
Amgen, Inc.†	6.375%	6/1/2037	1,074	1,071,132
AT&T Corp.	7.30%	11/15/2011	5,081	5,448,626
Avnet, Inc.	6.625%	9/15/2016	2,137	2,190,245
Baldor Electric Co.	8.625%	2/15/2017	415	448,200
Bank of America Corp.	5.625%	10/14/2016	6,710	6,728,855
British Telecom plc (United Kingdom)(a)	8.625%	12/15/2010	2,254	2,478,241
Brookstone Company Inc.	12.00%	10/15/2012	425	450,500
CenterPoint Energy, Inc.	5.95%	2/1/2017	311	308,341
CenterPoint Energy, Inc.	7.25%	9/1/2010	1,689	1,770,405
Cimarex Energy Co.	7.125%	5/1/2017	1,456	1,481,480
Citigroup, Inc.	5.30%	1/7/2016	2,054	2,020,310
Comcast Corp.	6.45%	3/15/2037	942	927,183
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,377,894
Deutsche Telekom Int'l Finance B.V. (Netherlands)(a)	8.00%	6/15/2010	4,005	4,288,963
Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	780	822,900
Dynegy Holdings, Inc.†	7.75%	6/1/2019	955	950,225
Edison Mission Energy†	7.00%	5/15/2017	1,125	1,126,406
Enterprise Products Operating L.P.	6.65%	10/15/2034	1,413	1,433,433

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Exelon Generation Co.	6.95%	6/15/2011	$659	$688,644
FMC Corp.	7.00%	5/15/2008	1,617	1,629,121
Ford Motor Credit Corp.	7.875%	6/15/2010	866	874,932
France Telecom S.A. (France)(a)	7.75%	3/1/2011	2,425	2,608,185
General Electric Capital Corp.	5.40%	2/15/2017	4,070	4,000,631
Glatfelter (P.H.) Co.	7.125%	5/1/2016	475	486,875
GMAC LLC	6.00%	12/15/2011	2,219	2,165,194
GMAC LLC	6.75%	12/1/2014	653	651,851
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	2,708	2,687,907
Hawker Beechcraft Corp.†	9.75%	4/1/2017	290	311,025
HCA, Inc.†	9.125%	11/15/2014	1,095	1,190,812
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	765	737,269
Idearc Inc.†	8.00%	11/15/2016	1,195	1,244,294
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	985	996,081
Intuit, Inc.	5.40%	3/15/2012	843	832,640
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	190	187,387
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,200	1,251,000
Mosaic Co. (The)†	7.375%	12/1/2014	200	209,500
Mueller Water Products†	7.375%	6/1/2017	315	319,959
NEFF Corp.†	10.00%	6/1/2015	95	97,613
Pacific Energy Partners, L.P.	6.25%	9/15/2015	2,467	2,448,663
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	960	1,024,822
Seagate Technology Holdings, Inc. (Cayman Islands)(a)	6.80%	10/1/2016	2,577	2,560,894
Source Gas LLC†	5.90%	4/1/2017	735	723,272
Sprint Capital Corp.	8.75%	3/15/2032	1,075	1,242,582
Steelcase Inc. Class A	6.50%	8/15/2011	1,524	1,546,930
TELUS Corp. (Canada)(a)	7.50%	6/1/2007	470	470,000
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,470	1,475,513
Tronox Worldwide LLC/Finance	9.50%	12/1/2012	890	947,850
United States Steel Corp.	5.65%	6/1/2013	1,799	1,784,957
UnitedHealth Group, Inc.	3.375%	8/15/2007	2,149	2,140,292
Valspar Corp. (The)	5.625%	5/1/2012	1,047	1,037,619
Verizon Global Funding Corp.	7.25%	12/1/2010	4,870	5,156,473
Virginia Electric & Power Co.	6.00%	5/15/2037	879	859,840
Wabtec Corp.	6.875%	7/31/2013	1,325	1,344,875
Total				84,241,154

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Bonds 1.91%
Federal National Mortgage Assoc.	4.625%	10/15/2013	$11,968	$11,598,871
Federal National Mortgage Assoc.	6.00%	5/15/2011	5,498	5,662,693
Total				17,261,564
Government Sponsored Enterprises Pass-Throughs 46.70%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	5,530	5,428,458
Federal Home Loan Mortgage Corp. Gold(d)	5.50%	TBA	10,600	10,349,904
Federal Home Loan Mortgage Corp. 1B2132	4.684%#	3/1/2035	4,265	4,227,311
Federal Home Loan Mortgage Corp. 1B3113	5.711%#	10/1/2036	3,018	3,029,416
Federal Home Loan Mortgage Corp. 1G1314	5.875%#	11/1/2036	7,681	7,738,244
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	2,576	2,584,996
Federal Home Loan Mortgage Corp. 1NO288	5.704%#	11/1/2035	4,685	4,718,422
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	37	38,746
Federal Home Loan Mortgage Corp. A59216	5.50%	4/1/2037	5,692	5,558,452
Federal Home Loan Mortgage Corp. A59221	5.50%	4/1/2037	3,307	3,229,195
Federal Home Loan Mortgage Corp. B11354	5.00%	12/1/2018	1,627	1,590,671
Federal Home Loan Mortgage Corp. B17509	5.00%	12/1/2019	1,811	1,768,672
Federal Home Loan Mortgage Corp. B17621	5.00%	1/1/2020	986	963,180
Federal Home Loan Mortgage Corp. B17854	5.00%	2/1/2020	940	917,503
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	962	996,520
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	52	53,714
Federal Home Loan Mortgage Corp. C66953	7.00%	5/1/2032	230	238,318
Federal Home Loan Mortgage Corp. C77216	7.00%	8/1/2032	108	112,110
Federal Home Loan Mortgage Corp. E00956	6.00%	3/1/2016	716	723,805
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	220	214,882
Federal Home Loan Mortgage Corp. E01603	5.00%	3/1/2019	597	583,528
Federal Home Loan Mortgage Corp. E78369	6.00%	9/1/2013	280	281,131
Federal Home Loan Mortgage Corp. E83349	6.00%	4/1/2016	536	542,112
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	2,683	2,620,978
Federal Home Loan Mortgage Corp. G11740	5.00%	5/1/2020	1,987	1,938,646
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	6,821	6,655,225
Federal Home Loan Mortgage Corp. G11838	6.00%	8/1/2020	243	246,293
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	17,672	17,241,060
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	8,470	8,263,885
Federal Home Loan Mortgage Corp. G11911	5.00%	2/1/2021	714	696,462

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	$436	$425,556
Federal Home Loan Mortgage Corp. G12210	5.00%	5/1/2021	2,101	2,049,454
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	3,500	3,414,618
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	1,730	1,687,708
Federal Home Loan Mortgage Corp. G12286	5.00%	7/1/2021	887	864,938
Federal Home Loan Mortgage Corp. G12321	5.50%	9/1/2021	1,082	1,074,009
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	1,281	1,250,275
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	1,148	1,119,572
Federal Home Loan Mortgage Corp. G12486	5.00%	7/1/2021	968	944,441
Federal Home Loan Mortgage Corp. G12506	5.00%	5/1/2021	2,912	2,841,098
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	10,504	10,428,196
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	102	99,177
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	2,963	2,890,865
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	998	973,809
Federal Home Loan Mortgage Corp. G18065	5.00%	7/1/2020	558	544,028
Federal Home Loan Mortgage Corp. G18069	5.00%	8/1/2020	419	408,506
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	2,838	2,769,145
Federal Home Loan Mortgage Corp. J00446	5.00%	11/1/2020	4,826	4,708,735
Federal Home Loan Mortgage Corp. J01164	5.50%	2/1/2021	1,780	1,767,281
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	5,722	5,680,998
Federal Home Loan Mortgage Corp. J01505	5.00%	3/1/2021	2,080	2,028,429
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	279	271,900
Federal Home Loan Mortgage Corp. J03921	5.50%	12/1/2021	3,355	3,330,937
Federal Home Loan Mortgage Corp. J04918	5.50%	6/1/2022	1,600	1,588,532
Federal National Mortgage Assoc.	3.499%#	8/1/2033	1,820	1,807,157
Federal National Mortgage Assoc.	4.54%#	7/1/2035	2,203	2,191,029
Federal National Mortgage Assoc.	4.64%	7/1/2015	5,582	5,306,085
Federal National Mortgage Assoc.	4.845%#	8/1/2035	6,256	6,224,052
Federal National Mortgage Assoc.	4.86%	11/1/2012	1,873	1,823,226
Federal National Mortgage Assoc.	5.017%#	4/1/2035	7,152	7,157,521
Federal National Mortgage Assoc.	5.246%#	10/1/2035	8,099	8,107,171
Federal National Mortgage Assoc.	5.391%#	4/1/2036	3,461	3,475,924
Federal National Mortgage Assoc.	5.412%#	9/1/2036	5,259	5,263,267
Federal National Mortgage Assoc.	5.485%#	4/1/2036	1,874	1,881,669
Federal National Mortgage Assoc.	5.488%#	11/1/2036	6,716	6,727,058
Federal National Mortgage Assoc.(d)	5.50%	TBA	6,550	6,395,459

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal National Mortgage Assoc.	5.50%		10/1/2033 -	$154,900	$151,447,689 5/1/2037
Federal National Mortgage Assoc.	5.506	%#	4/1/2036	4,162	4,179,612
Federal National Mortgage Assoc.	5.518	%#	4/1/2036	2,671	2,685,069
Federal National Mortgage Assoc.	5.627	%#	6/1/2036	4,829	4,848,504
Federal National Mortgage Assoc.	5.673	%#	8/1/2036	6,250	6,277,127
Federal National Mortgage Assoc.	5.764	%#	10/1/2036	6,380	6,402,595
Federal National Mortgage Assoc.	5.782	%#	1/1/2037	7,413	7,440,926
Federal National Mortgage Assoc.	5.836	%#	10/1/2036	3,945	3,962,106
Federal National Mortgage Assoc.	5.955	%#	8/1/2036	13,789	13,911,326
Federal National Mortgage Assoc.	5.961	%#	5/1/2036	4,997	5,031,329
Federal National Mortgage Assoc.	5.987	%#	12/1/2036	12,290	12,373,040
Total					421,632,987
Non-Agency Commercial Mortgage-Backed Securities 42.95%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	3,979	3,838,386
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%		3/11/2041	1,100	1,071,797
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%		11/10/2041	760	741,419
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%		12/10/2042	2,040	1,985,869
Banc of America Commercial Mortgage, Inc. 2005-1 A2	4.64%		11/10/2042	2,904	2,887,863
Banc of America Commercial Mortgage, Inc. 2005-1 A5	4.981	%#	11/10/2042	1,286	1,256,984
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.864	%#	11/10/2042	2,875	2,827,490
Banc of America Commercial Mortgage, Inc. 2005-2 A2	4.247%		7/10/2043	7,713	7,651,902
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857	%#	7/10/2043	1,125	1,072,782
Banc of America Commercial Mortgage, Inc. 2005-3 A1	4.136%		7/10/2043	4,765	4,681,177
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%		7/10/2043	1,145	1,116,331

See Notes to Financial Statements.
18

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	$2,760	$2,596,901
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,182,878
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	2,000	1,974,185
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%#	10/10/2045	10,165	9,826,922
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	857	850,307
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%#	9/10/2047	2,805	2,781,398
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.181%#	9/10/2047	1,450	1,423,465
Banc of America Commercial Mortgage, Inc. 2006-2 A4	5.74%#	5/10/2045	510	516,125
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	8,287	8,154,691
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	2,699	2,600,831
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%	8/13/2039	96	95,342
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A1	3.762%	7/11/2042	1,524	1,496,368
Bear Stearns Commercial Mortgage Securities, Inc. 2004 PWR5 A2	4.254%	7/11/2042	638	621,226
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A1	3.688%	11/11/2041	241	237,713
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	2,361	2,317,033
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	2,859	2,811,530
Bear Stearns Commercial Mortgage Securities, Inc. 2005 PWR9 A2	4.735%	9/11/2042	350	343,315
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	11,860	11,731,774
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%#	2/13/2042	534	523,165
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.155%#	10/12/2042	800	779,979

See Notes to Financial Statements.
19

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A4	5.458%#	3/11/2039	$410	$407,603
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4	5.54%	9/11/2041	2,100	2,084,154
Citigroup Commercial Mortgage 2004-C2 A2	4.10%	10/15/2041	1,500	1,456,721
Citigroup Commercial Mortgage 2005-C3 A1	4.391%	5/15/2043	786	771,926
Citigroup Commercial Mortgage 2005-C3 A4	4.86%	5/15/2043	555	528,972
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	942	935,241
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.226%#	7/15/2044	1,000	980,711
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A4	5.362%#	1/15/2046	1,500	1,476,090
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	19,166	19,019,524
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A2	5.56%	10/15/2048	1,750	1,751,181
Commercial Mortgage Pass Through Certificate 2005 C6 A5A	5.116%#	6/10/2044	2,280	2,207,087
Commercial Mortgage Pass Through Certificate 2005-C6 AAB	5.077%#	6/10/2044	13,115	12,826,285
Commercial Mortgage Pass Through Certificate 2006-C8 A4	5.306%	12/10/2046	430	418,910
Credit Suisse First Boston Mortgage Securities Corp. 2003-CK2 A1	3.006%	3/15/2036	1,360	1,342,217
Credit Suisse First Boston Mortgage Securities Corp. 2003-C5 A2	3.808%	12/15/2036	1,164	1,142,079
Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	832,487
Credit Suisse First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	539	534,257
GE Capital Commercial Mortgage 2004-C3 A2	4.433%	7/10/2039	4,400	4,315,293
GE Capital Commercial Mortgage 2005-C1 A1	4.012%	6/10/2048	383	376,518
GE Capital Commercial Mortgage 2005-C1 A2	4.353%	6/10/2048	1,060	1,033,099
GE Capital Commercial Mortgage 2005-C1 A5	4.772%#	6/10/2048	1,375	1,305,467
GE Capital Commercial Mortgage 2005-C2 A2	4.706%	5/10/2043	7,897	7,761,214
GE Capital Commercial Mortgage 2006-C1 A2	5.339%#	3/10/2044	5,915	5,907,050
GMAC Commercial Mortgage Securities, Inc.	4.93%	7/10/2039	178	173,157

See Notes to Financial Statements.
20

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	$5,800	$5,395,498
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	2,313	2,271,986
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.284%#	5/10/2040	4,190	4,180,334
GMAC Commercial Mortgage Securities, Inc. 2004-C1 A4	4.908%	3/10/2038	630	606,782
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	712,017
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A2	3.95%	12/10/2041	571	561,645
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	3,540	3,458,745
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%#	11/10/2045	8,836	8,601,763
Greenwich Capital Commercial Funding Corp. 2004-GG1 A2	3.835%	6/10/2036	238	237,134
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	7,205	7,023,567
Greenwich Capital Commercial Funding Corp. 2005-GG3 A4	4.799%#	8/10/2042	1,397	1,329,074
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	1,000	961,174
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	1,095	1,085,438
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%#	4/10/2037	6,930	6,758,492
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%#	4/10/2037	7,000	6,871,809
GS Mortgage Securities Corp. II 2003-C1 A2A	3.59%	1/10/2040	1,100	1,088,070
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%#	4/10/2038	940	941,469
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	5,344	5,337,145
JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	2,645	2,619,326
JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	395	392,664
JP Morgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	8,119	7,909,677

See Notes to Financial Statements.
21

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	$3,582	$3,489,285
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.088%#	5/15/2041	1,675	1,653,419
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 A3	5.213%#	5/15/2041	3,000	2,950,140
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C3 A1	3.765%	1/15/2042	2,389	2,340,456
JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	698	680,195
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB11 A1	4.52%	8/12/2037	3,653	3,606,769
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	839,675
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%#	10/15/2042	400	381,636
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	3,074	3,050,226
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.179%#	12/15/2044	10,450	10,225,618
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	750	743,553
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A4	5.814%#	6/12/2043	500	505,797
LB-UBS Commercial Mortgage Trust 2003-C1 A2	3.323%	3/15/2027	1,100	1,082,865
LB-UBS Commercial Mortgage Trust 2003-C3 A1	2.599%	5/15/2027	6,372	6,254,956
LB-UBS Commercial Mortgage Trust 2003-C3 A2	3.086%	5/15/2027	2,475	2,423,744
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%#	9/15/2027	1,200	1,170,520
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	3,145	3,086,926
LB-UBS Commercial Mortgage Trust 2004-C1 A1	2.964%	1/15/2029	8,421	8,197,021
LB-UBS Commercial Mortgage Trust 2004-C1 A2	3.624%	1/15/2029	3,625	3,508,311
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,185	1,155,793

See Notes to Financial Statements.
22

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2004-C7 A6	4.786%#	10/15/2029	$492	$470,123
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,565	1,523,665
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	681,317
LB-UBS Commercial Mortgage Trust 2005-C1 A4	4.742%	2/15/2030	3,160	2,998,130
LB-UBS Commercial Mortgage Trust 2005-C2 A2	4.821%	4/15/2030	8,670	8,548,193
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	145	141,880
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	350	330,912
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	3,050	3,022,027
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	2,438	2,412,708
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%	2/15/2031	1,640	1,588,141
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%#	3/15/2039	720	721,369
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	1,405	1,377,483
Merrill Lynch Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%#	7/12/2046	795	787,578
Merrill Lynch Mortgage Trust 2003-KEY1 A2	4.435%	11/12/2035	5,500	5,388,110
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	1,600	1,551,594
Merrill Lynch Mortgage Trust 2004-MKB1 A1	3.563%	2/12/2042	1,258	1,234,768
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	1,700	1,666,711
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	544	540,743
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.244%#	11/12/2037	5,485	5,373,937
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%#	1/12/2044	6,200	6,109,801
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	2,800	2,733,942
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%#	6/12/2043	1,125	1,076,467
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,252,613
Merrill Lynch Mortgage Trust 2005-MKB2 A4	5.204%#	9/12/2042	5,925	5,770,765
Merrill Lynch Mortgage Trust 2006-C1 A2	5.615%#	5/12/2039	12,395	12,476,006

See Notes to Financial Statements.
23

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust 2006-C1 A4	5.660%#	5/12/2039	$1,630		$1,641,582
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	$217		$208,612
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	1,983		1,932,633
Morgan Stanley Capital I 2003-T11 A4	5.15%	6/13/2041	5,300		5,189,430
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	194		191,267
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,805		1,751,246
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	378		372,105
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	3,838		3,787,389
Morgan Stanley Capital I 2005-HQ5 A4	5.168%	1/14/2042	1,225		1,191,707
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%#	9/15/2042	345		338,976
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310		2,212,960
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,299		1,273,764
Morgan Stanley Capital I 2006-HQ8 A4	5.388%#	3/12/2044	180		178,224
Morgan Stanley Capital I 2006-HQ8 AAB	5.392%#	3/12/2044	1,300		1,294,870
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	350		346,172
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	5,560		5,441,569
Wachovia Bank Commercial Mortgage Trust 2003-C9 A2	3.958%	12/15/2035	3,000		2,936,660
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	551		540,347
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,267,516
Wachovia Bank Commercial Mortgage Trust 2005-C20 A2	4.519%	7/15/2042	1,200		1,168,316
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.162%#	10/15/2044	3,015		2,976,713
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.197%#	10/15/2044	3,910		3,831,800
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		590,196
Total					387,718,142
Pass-Through Agencies 0.00%
Government National Mortgage Assoc.	12.00%	8/15/2013	–	(b)	78
U.S. Treasury Obligations 6.07%
U.S. Treasury Bond(c)	4.50%	2/15/2036	44,590		41,061,148

See Notes to Financial Statements.
24

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Note	4.00%	2/15/2014	$5,895	$5,606,239
U.S. Treasury Strips	Zero Coupon	2/15/2036	33,535	8,147,898
Total				54,815,285
Total Long-Term Investments (cost $986,484,070)				980,354,440
SHORT-TERM INVESTMENTS 3.61%
Repurchase Agreements
Repurchase Agreement dated 5/31/2007, 5.27% due 6/1/2007 with Nomura Securities International, Inc. collateralized by $33,410,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 7/30/2007 value: $33,129,356; proceeds: $32,459,751			32,455	32,455,000
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $155,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $150,536; proceeds: $144,902			145	144,883
Total Short-Term Investments (cost $32,599,883)				32,599,883
Total Investments in Securities 112.20% (cost $1,019,083,953)				1,012,954,323
Liabilities in Excess of Other Assets (12.20%)				(110,142,258)
Net Assets 100.00%				$902,812,065

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.
  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Amount is less than $1,000.

  (c)  Security has been fully/partially segregated for open reverse repurchase agreements as of May 31, 2007. (See Note 2(k).)

  (d)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

TBA SALE COMMITMENT
Government Sponsored Enterprises Pass-Though	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.(d)	5.50%	TBA	$27,645	$26,992,744
Total (Proceeds $27,219,739)

See Notes to Financial Statements.
25

Statements of Assets and Liabilities (unaudited)

May 31, 2007

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$114,086,850	$1,019,083,953
Investments in securities, at value	$113,407,438	$1,012,954,323
Receivables:
Interest and dividends	671,868	5,948,662
Investment securities sold	5,842,763	82,721,548
Capital shares sold	375,725	8,227,749
From advisor (See Note 3)	28,401	133,361
Prepaid expenses and other assets	48,040	69,019
Total assets	120,374,235	1,110,054,662
LIABILITIES:
Reverse repurchase agreement	4,200,007	37,680,548
TBA sale commitments at fair value	–	26,992,744
Payables:
Investment securities purchased	11,111,596	138,175,893
Capital shares reacquired	112,033	485,394
Management fee	35,923	328,085
12b-1 distribution fees	53,761	222,314
Fund administration	3,473	29,173
Trustees' fees	11,376	25,824
To affiliates (See Note 3)	–	62,022
Distributions payable	342,928	3,010,114
Accrued expenses and other liabilities	97,387	230,486
Total liabilities	15,968,484	207,242,597
NET ASSETS	$104,405,751	$902,812,065
COMPOSITION OF NET ASSETS:
Paid-in capital	$106,932,979	$913,315,727
Distributions in excess of net investment income	(29,656)	(36,991)
Accumulated net realized loss on investments and foreign currency related transactions	(1,818,160)	(4,564,036)
Net unrealized depreciation on investments	(679,412)	(5,902,635)
Net Assets	$104,405,751	$902,812,065
Net assets by class:
Class A Shares	$63,042,476	$379,081,445
Class B Shares	$14,339,811	$35,354,324
Class C Shares	$24,968,033	$100,579,977
Class P Shares	$1,373,205	$15,483,326
Class Y Shares	$682,226	$372,312,993
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	6,060,074	36,890,594
Class B Shares	1,382,258	3,444,278
Class C Shares	2,409,860	9,796,794
Class P Shares	131,552	1,500,380
Class Y Shares	65,585	36,183,148
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.40	$10.28
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 4.75%)	$10.92	$10.79
Class B Shares–Net asset value	$10.37	$10.26
Class C Shares–Net asset value	$10.36	$10.27
Class P Shares–Net asset value	$10.44	$10.32
Class Y Shares–Net asset value	$10.40	$10.29

See Notes to Financial Statements.
26

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2007

	Core Fixed Income Fund	Total Return Fund
Investment income:
Dividends	$6,975	$59,697
Interest	2,764,144	21,897,043
Total investment income	2,771,119	21,956,740
Expenses:
Management fee	228,455	1,797,508
12b-1 distribution plan–Class A	105,384	587,585
12b-1 distribution plan–Class B	69,053	176,218
12b-1 distribution plan–Class C	127,795	437,319
12b-1 distribution plan–Class P	2,944	26,701
Shareholder servicing	122,341	401,826
Professional	23,034	25,754
Reports to shareholders	11,644	65,380
Fund administration	20,307	159,779
Custody	14,133	36,316
Trustees' fees	1,327	9,607
Registration	28,372	43,320
Subsidy (See Note 3)	–	302,529
Other	1,607	5,509
Gross expenses	756,396	4,075,351
Interest expense (See Note 2)	89,353	785,410
Expense reductions (See Note 7)	(2,927)	(20,527)
Expenses assumed by advisor (See Note 3)	(169,070)	(629,963)
Net expenses	673,752	4,210,271
Net investment income	2,097,367	17,746,469
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions	303,663	2,648,495
Net change in unrealized depreciation on investments	(2,142,235)	(16,284,153)
Net realized and unrealized loss	(1,838,572)	(13,635,658)
Net Increase in Net Assets Resulting From Operations	$258,795	$4,110,811

See Notes to Financial Statements.
27

Statements of Changes in Net Assets

	Core Fixed Income Fund
	For the Six Months Ended May 31, 2007	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	November 30, 2006
Operations:
Net investment income	$2,097,367	$3,731,537
Net realized gain (loss) on investments and foreign currency related transactions	303,663	(1,287,333)
Net change in unrealized appreciation (depreciation) on investments	(2,142,235)	2,302,148
Net increase in net assets resulting from operations	258,795	4,746,352
Distributions to shareholders from:
Net investment income
Class A	(1,281,801)	(2,285,954)
Class B	(249,898)	(520,794)
Class C	(461,445)	(884,953)
Class P	(27,184)	(46,198)
Class Y	(14,737)	(25,689)
Total distributions to shareholders	(2,035,065)	(3,763,588)
Capital share transactions (Net of share conversions)
(See Note 10):
Net proceeds from sales of shares	20,209,848	32,510,332
Reinvestment of distributions	1,658,722	3,031,560
Cost of shares reacquired	(14,858,093)	(22,008,972)
Net increase in net assets resulting from capital share transactions	7,010,477	13,532,920
Net increase in net assets	5,234,207	14,515,684
NET ASSETS:
Beginning of period	$99,171,544	$84,655,860
End of period	$104,405,751	$99,171,544
Distributions in excess of net investment income	$(29,656)	$(91,958)

See Notes to Financial Statements.
28

Statements of Changes in Net Assets (concluded)

	Total Return Fund
	For the Six Months Ended May 31, 2007	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	November 30, 2006
Operations:
Net investment income	$17,746,469	$23,379,881
Net realized gain (loss) on investments and foreign currency related transactions	2,648,495	(4,000,843)
Net change in unrealized appreciation (depreciation) on investments	(16,284,153)	13,591,640
Net increase in net assets resulting from operations	4,110,811	32,970,678
Distributions to shareholders from:
Net investment income
Class A	(7,271,110)	(8,974,184)
Class B	(652,282)	(1,284,965)
Class C	(1,603,654)	(1,572,390)
Class P	(253,151)	(290,575)
Class Y	(7,724,007)	(11,404,074)
Total distributions to shareholders	(17,504,204)	(23,526,188)
Capital share transactions (Net of share conversions)
(See Note 10):
Net proceeds from sales of shares	243,771,653	357,016,965
Reinvestment of distributions	15,048,282	20,677,275
Cost of shares reacquired	(52,647,724)	(77,190,463)
Net increase in net assets resulting from capital share transactions	206,172,211	300,503,777
Net increase in net assets	192,778,818	309,948,267
NET ASSETS:
Beginning of period	$710,033,247	$400,084,980
End of period	$902,812,065	$710,033,247
Distributions in excess of net investment income	$(36,991)	$(279,256)

See Notes to Financial Statements.
29

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$10.48	$10.68	$10.81		$10.74		$10.81
Investment operations:
Net investment income(a)	.23		.45 (c)	.38 (c)	.31	(c)	.26		.43
Net realized and unrealized gain (loss)	(.19)		.11	(.16)	.08		.26		.24
Total from investment operations	.04		.56	.22	.39		.52		.67
Distributions to shareholders from:
Net investment income	(.22)		(.46)	(.41)	(.37)		(.38)		(.54)
Net realized gain	–		–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.22)		(.46)	(.42)	(.52)		(.45)		(.74)
Net asset value, end of period	$10.40		$10.58	$10.48	$10.68		$10.81		$10.74
Total Return(b)	.41	%(e)	5.47%	2.10%	3.72%		4.84%		6.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.45	%(e)	.90%	.90%	1.04	%(d)	1.05	%(d)	.70	%(d)
Expenses, excluding expense reductions and including expenses assumed	.54	%(e)	.93%	.92%	1.04%		1.06%		.74%
Expenses, excluding expense reductions and expenses assumed	.71	%(e)	1.34%	1.34%	1.32%		1.32%		1.45%
Net investment income	2.18	%(e)	4.36%	3.53%	2.92%		2.39%		4.06%
Supplemental Data:
Net assets, end of period (000)	$63,042		$58,487	$47,029	$36,168		$38,464		$18,593
Portfolio turnover rate	146.63	%(e)	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
30

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.56		$10.46	$10.66	$10.79		$10.72		$10.82
Investment operations:
Net investment income(a)	.20		.39 (c)	.31 (c)	.25	(c)	.19		.36
Net realized and unrealized gain (loss)	(.20)		.10	(.16)	.08		.27		.25
Total from investment operations	–		.49	.15	.33		.46		.61
Distributions to shareholders from:
Net investment income	(.19)		(.39)	(.34)	(.31)		(.32)		(.51)
Net realized gain	–		–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.19)		(.39)	(.35)	(.46)		(.39)		(.71)
Net asset value, end of period	$10.37		$10.56	$10.46	$10.66		$10.79		$10.72
Total Return(b)	(.01	)%(e)	4.80%	1.44%	3.13%		4.26%		5.95%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(e)	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.29	%(d)
Expenses, excluding expense reductions and including expenses assumed	.86	%(e)	1.59%	1.57%	1.65%		1.65%		1.33%
Expenses, excluding expense reductions and expenses assumed	1.03	%(e)	1.99%	1.95%	1.93%		1.95%		2.04%
Net investment income	1.86	%(e)	3.71%	2.89%	2.31%		1.76%		3.47%
Supplemental Data:
Net assets, end of period (000)	$14,340		$13,697	$13,932	$14,054		$15,745		$12,485
Portfolio turnover rate	146.63	%(e)	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
31

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.54		$10.44	$10.64	$10.77		$10.70		$10.79
Investment operations:
Net investment income(a)	.19		.38 (c)	.31 (c)	.25	(c)	.19		.36
Net realized and unrealized gain (loss)	(.18)		.11	(.16)	.08		.26		.26
Total from investment operations	.01		.49	.15	.33		.45		.62
Distributions to shareholders from:
Net investment income	(.19)		(.39)	(.34)	(.31)		(.31)		(.51)
Net realized gain	–		–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.19)		(.39)	(.35)	(.46)		(.38)		(.71)
Net asset value, end of period	$10.36		$10.54	$10.44	$10.64		$10.77		$10.70
Total Return(b)	.08	%(e)	4.80%	1.43%	3.13%		4.24%		6.06%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(e)	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.29	%(d)
Expenses, excluding expense reductions and including expenses assumed	.86	%(e)	1.58%	1.57%	1.65%		1.65%		1.33%
Expenses, excluding expense reductions and expenses assumed	1.03	%(e)	1.99%	1.95%	1.93%		1.92%		2.04%
Net investment income	1.86	%(e)	3.71%	2.89%	2.31%		1.79%		3.47%
Supplemental Data:
Net assets, end of period (000)	$24,968		$25,121	$22,487	$15,098		$16,289		$6,464
Portfolio turnover rate	146.63	%(e)	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
32

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.62		$10.52	$10.72	$10.86		$10.78		$10.83
Investment operations:
Net investment income(a)	.22		.45 (c)	.37 (c)	.32	(c)	.25		.46
Net realized and unrealized gain (loss)	(.18)		.10	(.16)	.06		.27		.22
Total from investment operations	.04		.55	.21	.38		.52		.68
Distributions to shareholders from:
Net investment income	(.22)		(.45)	(.40)	(.37)		(.37)		(.53)
Net realized gain	–		–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.22)		(.45)	(.41)	(.52)		(.44)		(.73)
Net asset value, end of period	$10.44		$10.62	$10.52	$10.72		$10.86		$10.78
Total Return(b)	.36	%(e)	5.36%	1.99%	3.62%		4.79%		6.59%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.50	%(e)	1.00%	1.00%	1.10	%(d)	1.10	%(d)	.68	%(d)
Expenses, excluding expense reductions and including expenses assumed	.59	%(e)	1.03%	1.02%	1.10%		1.10%		.72%
Expenses, excluding expense reductions and expenses assumed	.76	%(e)	1.44%	1.42%	1.42%		1.37%		1.43%
Net investment income	2.13	%(e)	4.27%	3.46%	2.96%		2.34%		4.08%
Supplemental Data:
Net assets, end of period (000)	$1,373		$1,252	$687	$278		$6		$2
Portfolio turnover rate	146.63	%(e)	455.93%	416.16%	434.57%		425.46%		433.27%

See Notes to Financial Statements.
33

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.58		$10.48	$10.68	$10.82		$10.75		$10.80
Investment operations:
Net investment income(a)	.25		.49 (c)	.42 (c)	.39	(c)	.32		.49
Net realized and unrealized gain (loss)	(.19)		.10	(.16)	.05		.24		.22
Total from investment operations	.06		.59	.26	.44		.56		.71
Distributions to shareholders from:
Net investment income	(.24)		(.49)	(.45)	(.43)		(.42)		(.56)
Net realized gain	–		–	(.01)	(.15)		(.07)		(.20)
Total distributions	(.24)		(.49)	(.46)	(.58)		(.49)		(.76)
Net asset value, end of period	$10.40		$10.58	$10.48	$10.68		$10.82		$10.75
Total Return(b)	.59	%(e)	5.85%	2.46%	4.20%		5.28%		6.96%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.27	%(e)	.55%	.55%	.63	%(d)	.65	%(d)	.37	%(d)
Expenses, excluding expense reductions and including expenses assumed	.36	%(e)	.58%	.57%	.63%		.65%		.41%
Expenses, excluding expense reductions and expenses assumed	.53	%(e)	.99%	.95%	1.14%		.92%		1.12%
Net investment income	2.36	%(e)	4.70%	3.89%	3.66%		2.79	%†	4.39%
Supplemental Data:
Net assets, end of period (000)	$682		$614	$521	$445		$2		$8,376
Portfolio turnover rate	146.63	%(e)	455.93%	416.16%	434.57%		425.46%		433.27%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Interest Expense is less than $.01.

(d) Interest Expense is less than .01%.

(e) Not annualized

See Notes to Financial Statements.
34

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.44		$10.32	$10.55	$10.64		$10.44		$10.47
Investment operations:
Net investment income(a)	.23		.44 (c)	.38 (c)	.33	(c)	.29		.44
Net realized and unrealized gain (loss)	(.17)		.13	(.13)	.11		.32		.18
Total from investment operations	.06		.57	.25	.44		.61		.62
Distributions to shareholders from:
Net investment income	(.22)		(.45)	(.42)	(.38)		(.41)		(.55)
Net realized gain	–		–	(.06)	(.15)		–		(.10)
Total distributions	(.22)		(.45)	(.48)	(.53)		(.41)		(.65)
Net asset value, end of period	$10.28		$10.44	$10.32	$10.55		$10.64		$10.44
Total Return(b)	.62	%(e)	5.67%	2.37%	4.25%		5.88%		6.14%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.45	%(e)	.90%	.90%	1.03	%(d)	1.06	%(d)	.73	%(d)
Expenses, excluding expense reductions and including expenses assumed	.55	%(e)	.93%	.92%	1.03%		1.06%		.73%
Expenses, excluding expense reductions and expenses assumed	.63	%(e)	1.16%	1.19%	1.27%		1.31%		1.40%
Net investment income	2.19	%(e)	4.33%	3.61%	3.09%		2.77%		4.28%
Supplemental Data:
Net assets, end of period (000)	$379,081		$298,212	$146,376	$89,186		$61,744		$36,691
Portfolio turnover rate	145.87	%(e)	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
35

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.43		$10.31	$10.54	$10.63		$10.44		$10.49
Investment operations:
Net investment income(a)	.19		.38 (c)	.31 (c)	.26	(c)	.23		.38
Net realized and unrealized gain (loss)	(.17)		.12	(.13)	.11		.31		.18
Total from investment operations	.02		.50	.18	.37		.54		.56
Distributions to shareholders from:
Net investment income	(.19)		(.38)	(.35)	(.31)		(.35)		(.51)
Net realized gain	–		–	(.06)	(.15)		–		(.10)
Total distributions	(.19)		(.38)	(.41)	(.46)		(.35)		(.61)
Net asset value, end of period	$10.26		$10.43	$10.31	$10.54		$10.63		$10.44
Total Return(b)	.20	%(e)	5.01%	1.73%	3.61%		5.19%		5.59%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(e)	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.26	%(d)
Expenses, excluding expense reductions and including expenses assumed	.87	%(e)	1.58%	1.57%	1.65%		1.65%		1.26%
Expenses, excluding expense reductions and expenses assumed	.95	%(e)	1.81%	1.83%	1.88%		1.94%		1.93%
Net investment income	1.88	%(e)	3.70%	2.97%	2.48%		2.14%		3.75%
Supplemental Data:
Net assets, end of period (000)	$35,354		$35,387	$34,254	$34,319		$35,791		$29,982
Portfolio turnover rate	145.87	%(e)	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
36

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.44		$10.32	$10.54	$10.64		$10.44		$10.48
Investment operations:
Net investment income(a)	.19		.37 (c)	.31 (c)	.26	(c)	.23		.39
Net realized and unrealized gain (loss)	(.17)		.13	(.12)	.10		.32		.18
Total from investment operations	.02		.50	.19	.36		.55		.57
Distributions to shareholders from:
Net investment income	(.19)		(.38)	(.35)	(.31)		(.35)		(.51)
Net realized gain	–		–	(.06)	(.15)		–		(.10)
Total distributions	(.19)		(.38)	(.41)	(.46)		(.35)		(.61)
Net asset value, end of period	$10.27		$10.44	$10.32	$10.54		$10.64		$10.44
Total Return(b)	.20	%(e)	4.98%	1.81%	3.50%		5.28%		5.69%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.77	%(e)	1.55%	1.55%	1.65	%(d)	1.65	%(d)	1.20	%(d)
Expenses, excluding expense reductions and including expenses assumed	.87	%(e)	1.58%	1.57%	1.65%		1.65%		1.20%
Expenses, excluding expense reductions and expenses assumed	.95	%(e)	1.81%	1.83%	1.88%		1.90%		1.87%
Net investment income	1.85	%(e)	3.65%	2.97%	2.47%		2.18%		3.81%
Supplemental Data:
Net assets, end of period (000)	$100,580		$71,619	$30,352	$21,460		$19,706		$16,379
Portfolio turnover rate	145.87	%(e)	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
37

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.49		$10.37	$10.60	$10.69		$10.48		$10.48
Investment operations:
Net investment income(a)	.22		.44 (c)	.37 (c)	.33	(c)	.30		.46
Net realized and unrealized gain (loss)	(.17)		.12	(.13)	.11		.32		.17
Total from investment operations	.05		.56	.24	.44		.62		.63
Distributions to shareholders from:
Net investment income	(.22)		(.44)	(.41)	(.38)		(.41)		(.53)
Net realized gain	–		–	(.06)	(.15)		–		(.10)
Total distributions	(.22)		(.44)	(.47)	(.53)		(.41)		(.63)
Net asset value, end of period	$10.32		$10.49	$10.37	$10.60		$10.69		$10.48
Total Return(b)	.49	%(e)	5.57%	2.29%	4.23%		5.95%		6.22%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.50	%(e)	1.00%	1.00%	1.08	%(d)	1.10	%(d)	.71	%(d)
Expenses, excluding expense reductions and including expenses assumed	.60	%(e)	1.03%	1.02%	1.09%		1.10	%†	.71%
Expenses, excluding expense reductions and expenses assumed	.68	%(e)	1.26%	1.29%	1.36%		1.35	%†	1.38%
Net investment income	2.15	%(e)	4.25%	3.55%	3.15%		2.73	%†	4.30%
Supplemental Data:
Net assets, end of period (000)	$15,483		$9,903	$2,781	$677		$2		$1
Portfolio turnover rate	145.87	%(e)	468.89%	420.64%	390.93%		394.73%		419.92%

See Notes to Financial Statements.
38

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$10.46		$10.34	$10.57	$10.66		$10.46		$10.47
Investment operations:
Net investment income(a)	.25		.48 (c)	.42 (c)	.37	(c)	.34		.49
Net realized and unrealized gain (loss)	(.18)		.13	(.14)	.11		.31		.17
Total from investment operations	.07		.61	.28	.48		.65		.66
Distributions to shareholders from:
Net investment income	(.24)		(.49)	(.45)	(.42)		(.45)		(.57)
Net realized gain	–		–	(.06)	(.15)		–		(.10)
Total distributions	(.24)		(.49)	(.51)	(.57)		(.45)		(.67)
Net asset value, end of period	$10.29		$10.46	$10.34	$10.57		$10.66		$10.46
Total Return(b)	.71	%(e)	6.05%	2.74%	4.64%		6.30%		6.58%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.27	%(e)	.55%	.55%	.65	%(d)	.65	%(d)	.34	%(d)
Expenses, excluding expense reductions and including expenses assumed	.37	%(e)	.58%	.57%	.65%		.65%		.34%
Expenses, excluding expense reductions and expenses assumed	.45	%(e)	.81%	.84%	.90%		.90%		1.01%
Net investment income	2.37	%(e)	4.70%	3.99%	3.47%		3.18%		4.67%
Supplemental Data:
Net assets, end of period (000)	$372,313		$294,912	$186,322	$75,801		$37,561		$16,169
Portfolio turnover rate	145.87	%(e)	468.89%	420.64%	390.93%		394.73%		419.92%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Interest expense is less than $.01.

(d) Interest expense is less than .01%.

(e) Not annualized.

See Notes to Financial Statements.
39

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company, organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of ten funds. This report covers the following two funds and their respective classes: Lord Abbett Core Fixed Income Fund ("Core Fixed Income Fund") and Lord Abbett Total Return Fund ("Total Return Fund") (collectively, the "Funds").

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

40

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type,

41

Notes to Financial Statements (unaudited)(continued)

coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, each Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price. The Core Fixed Income Fund and the Total Return Fund had average mortgage dollar rolls outstanding of approximately $2,784,562 and $25,914,761 respectively.

(i)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

(j)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed upon later date at an agreed upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold.

  The Funds had the following reverse repurchase agreements open at May 31, 2007:

Fund	Counter Party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Core Fixed Income
Fund	Morgan Stanley	4.45%	5/25/2006	6/1/2007	$4,203,930	$4,200,007
Total Return Fund	Morgan Stanley	4.45%	5/25/2006	6/1/2007	37,715,743	37,680,548

  The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2007, are as follows:

	Average Daily Balance	Weighted Average Interest Rate
Core Fixed Income Fund	$3,695,424	4.74%
Total Return Fund	$32,457,078	4.74%

The maximum balance of reverse repurchase agreements outstanding during the six months ended May 31, 2007 was $4,753,490, which was 4.67% of average daily net assets of Core Fixed Income Fund, and $42,250,171, which was 5.27% of average daily net assets of Total Return Fund.

(k)  Short Sales–Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the

42

Notes to Financial Statements (unaudited)(continued)

security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2007, the effective management fee paid was at a rate of .45% of the Funds' average daily net assets.

For the fiscal year ending November 30, 2007, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) did not exceed the following annual rates:

Class	% of Average Net Assets
A	.90%
B	1.55%
C	1.55%
P	1.00%
Y	.55%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into Servicing Arrangements with Lord Abbett Balanced Strategy Fund, Lord Abbett Income Strategy Fund and Lord Abbett World Growth & Income Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangements are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of May 31, 2007 the percentage of Total Return's outstanding shares owned by Balanced Strategy Fund was approximately 29.81%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service

43

Notes to Financial Statements (unaudited)(continued)

fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

* Each Fund may designate a portion of the aggregate fee as attributable to service activities for purpose of calculating NASD sales charge limitations.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2007:

Distributor Dealers'	Commissions	Concessions
Core Fixed Income Fund	$35,132	$171,293
Total Return Fund	172,256	840,201

Distributor received the following amount of CDSCs for the six months ended May 31, 2007:

	Class A	Class C
Core Fixed Income Fund	$403	$468
Total Return Fund	5,211	9,304

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2007 and the fiscal year ended November 30, 2006 are as follows:

	Core Fixed Income Fund		Total Return Fund
	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Ordinary income	$2,035,065	$3,763,588	$17,504,204	$23,526,188
Total distributions paid	$2,035,065	$3,763,588	$17,504,204	$23,526,188

44

Notes to Financial Statements (unaudited)(continued)

As of the fiscal year ended November 30, 2006, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2013	2014	Total
Core Fixed Income Fund	$508,543	$1,511,787	$2,020,330
Total Return Fund	244,133	6,200,076	6,444,209

As of May 31, 2007, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$114,188,343	$1,019,841,469
Gross unrealized gain	202,271	1,751,083
Gross unrealized loss	(983,176)	(8,638,229)
Net unrealized security loss	$(780,905)	$(6,887,146)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and the tax treatment of amortization.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2007 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$142,823,489	$32,472,304	$139,576,681	$16,263,165
Total Return Fund	1,226,106,202	330,465,453	1,089,648,227	147,973,403

*Includes U.S. Government sponsored enterprise securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

45

Notes to Financial Statements (unaudited)(continued)

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks. Each Fund's investment in foreign securities may present increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund's performance.

46

Notes to Financial Statements (unaudited)(continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CORE FIXED INCOME FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	1,203,041	$12,644,271	1,948,429	$20,305,191
Converted from Class B**	26,411	277,517	44,741	464,848
Reinvestment of distributions	107,147	1,126,811	192,903	2,008,675
Shares reacquired	(802,298)	(8,428,186)	(1,145,902)	(11,915,135)
Increase	534,301	$5,620,413	1,040,171	$10,863,579
Class B Shares*
Shares sold	216,477	$2,267,733	313,709	$3,261,570
Reinvestment of distributions	16,958	177,862	34,026	353,354
Shares reacquired	(122,324)	(1,281,030)	(337,676)	(3,502,915)
Converted to Class A**	(26,483)	(277,517)	(44,870)	(464,848)
Increase (decrease)	84,628	$887,048	(34,811)	$(352,839)
Class C Shares
Shares sold	470,621	$4,923,052	773,049	$8,016,577
Reinvestment of distributions	31,988	335,012	61,400	636,583
Shares reacquired	(475,893)	(4,978,930)	(604,967)	(6,271,892)
Increase	26,716	$279,134	229,482	$2,381,268
Class P Shares
Shares sold	28,197	$297,364	69,803	$732,521
Reinvestment of distributions	449	4,744	817	8,532
Shares reacquired	(14,965)	(157,563)	(18,053)	(188,360)
Increase	13,681	$144,545	52,567	$552,693
Class Y Shares
Shares sold	7,368	$77,428	18,526	$194,473
Reinvestment of distributions	1,359	14,293	2,345	24,416
Shares reacquired	(1,181)	(12,384)	(12,563)	(130,670)
Increase	7,546	$79,337	8,308	$88,219

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

47

Notes to Financial Statements (unaudited)(concluded)

TOTAL RETURN FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	11,525,754	$119,529,776	18,759,786	$192,647,084
Converted from Class B**	35,529	368,344	82,350	842,460
Reinvestment of distributions	591,220	6,138,839	753,898	7,739,763
Shares reacquired	(3,813,205)	(39,544,200)	(5,222,495)	(53,586,318)
Increase	8,339,298	$86,492,759	14,373,539	$147,642,989
Class B Shares*
Shares sold	467,846	$4,850,286	1,155,022	$11,868,760
Reinvestment of distributions	52,075	539,343	87,882	901,511
Shares reacquired	(431,689)	(4,471,466)	(1,090,110)	(11,197,925)
Converted to Class A**	(35,564)	(368,344)	(82,440)	(842,460)
Increase	52,668	$549,819	70,354	$729,886
Class C Shares
Shares sold	3,497,631	$36,272,284	4,858,173	$49,883,647
Reinvestment of distributions	89,809	930,255	83,536	857,295
Shares reacquired	(653,781)	(6,777,464)	(1,021,046)	(10,485,187)
Increase	2,933,659	$30,425,075	3,920,663	$40,255,755
Class P Shares
Shares sold	666,592	$6,943,842	835,369	$8,621,863
Reinvestment of distributions	12,130	126,491	18,618	191,832
Shares reacquired	(122,442)	(1,274,973)	(178,074)	(1,834,816)
Increase	556,280	$5,795,360	675,913	$6,978,879
Class Y Shares
Shares sold	7,338,394	$76,175,465	9,114,880	$93,995,611
Reinvestment of distributions	703,319	7,313,354	1,069,055	10,986,874
Shares reacquired	(55,786)	(579,621)	(8,354)	(86,217)
Increase	7,985,927	$82,909,198	10,175,581	$104,896,268

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

48

Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	386,828,820.771	3,098,837.05	–	–
William H.T. Bush	386,702,476.109	3,225,181.71	–	–
Robert B. Calhoun, Jr.	386,945,563.904	2,982,093.92	–	–
Robert S. Dow	386,980,202.952	2,947,454.87	–	–
Daria L. Foster	386,969,729.330	2,957,928.49	–	–
Julie A. Hill	386,936,338.390	2,991,319.43	–	–
Franklin W. Hobbs	386,946,254.453	2,981,403.37	–	–
Thomas J. Neff	386,869,882.134	3,057,775.69	–	–
James L.L. Tullis	386,933,769.035	2,993,888.79	–	–

49

Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Core Fixed Income Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class Y shares of the Fund was in the second quintile of its performance universe for the nine-month, one-year, three-year and five-year periods. The Board observed that the investment performance of the Class A shares was the same as that of the Lipper Intermediate Investment-Grade Debt Index for the nine-month period, above that of the Index for the one-year and five-year periods, and below that of the Index for the three-year period. The Board also noted that the investment performance comparisons were for Class Y shares, which have the longest performance record, but also have lower expense ratios than other classes of the Fund's shares.

50

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class P to not more than 1.00%, and the total expense ratio of Class Y to not more than 0.55%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees for the Fund were approximately eight basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fifteen basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, and the total expense ratio of Class Y was approximately one basis point below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

51

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Total Return Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class Y shares of the Fund was in the second quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board observed that the investment performance of the Class Y shares was below that of the Lipper Intermediate Investment-Grade Debt Index for the nine-month, one-year, and three-year periods and above that of the Index for the five-year period. The Board also noted that the investment performance comparisons were for Class Y shares, which have the longest performance record, but also have lower expense ratios than other classes of the Fund's shares.

52

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to 0.90%, the total expense ratios of Class B and Class C to 1.55%, the total expense ratio of Class P to 1.00%, and the total expense ratio of Class Y to 0.55%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees for the Fund were approximately four basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately one basis point above the median of the peer group. The Board also noted that although the Fund was authorized to issue Class P shares, there were no outstanding shares of Class P held by public investors and accordingly there were no Lipper expense comparisons for that class.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

53

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

54

Householding

The Trust has adopted a policy that allows it to send only one copy of each Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

55

LACORE-3-0507
(7/07)

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

This report when not used for the general information
of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Strategic Allocation Funds:

Income Strategy Fund

Balanced Strategy Fund

Diversified Equity Strategy Fund

World Growth & Income Strategy Fund

For the six-month period ended May 31, 2007

Lord Abbett Investment Trust
Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund,
World Growth & Income Strategy Fund

Semiannual Report

For the six-month period ended May 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the six-month period ended May 31, 2007. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent LeadDirector of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2007?

A: Supported by improving macro fundamentals and a dwindling supply of equity shares outstanding, the equity markets surged during the six months ended May 31, 2007, returning more than 10% based on the S&P Composite 1500® Index1 (on a total return basis). A brief, but sharp, sell-off in February erased about three months' worth of gains; however, the stock market sprang back, returning more than 9% based on the S&P Composite 1500 Index (including the reinvestment of dividends) between March and May. Both the

Dow Jones Industrial Average2 and S&P 500® Index3 reached record levels. Providing liquidity to the stock market was a bevy of mergers and acquisitions, private equity deals, and share buybacks, which cumulatively left investors with fewer shares of public companies to own. With demand up and supply down, share prices rallied.

The positive macro backdrop included stable to moderating inflation (excluding food and energy), near record levels (for the period) of disposable income (adjusted for inflation), resurgent orders for nondefense capital good orders, and broad improvement in the manufacturing sector of the economy. The yield on 10-year Treasury bonds climbed by approximately 40 basis points.

Though returns in the equity market were broad, companies with mid to small capitalizations outperformed those companies with large to mega capitalizations. In fact, shares of growth-oriented small and mid cap companies led all other styles of investing. In the large cap category, value continued its dominance over growth. At the sector level, the top three performers were telecommunications, materials, and utilities. The underachieving sectors were financials and consumer discretionary.

Thus far in 2007, the main theme across the bond markets has been resilience in the face of exogenous shocks and tighter monetary policy on the part of several global central banks. The shocks came in February in the form of a 9% drop in Shanghai's stock market and a sharp increase in subprime mortgage defaults. Both events prompted a flight to quality, driving the yield on 10-year Treasury notes down to 4.49% on March 7, the lowest level during 2007. Within weeks, however, the jitters subsided and the 10-year Treasury yield began to climb steadily, ultimately ending the period at 4.91%.

Economic data for the period were largely positive. Employment, wages, and consumer confidence were all strong. First quarter gross domestic product (GDP) growth, however, came in below expectations by 0.5%, at 1.3% in April, and then was revised down in May, to 0.6%. With mixed data and relatively low inflation, the Federal Reserve Board (the Fed) left the fed funds rate (the rate at which banks lend to one another) unchanged at 5.25% at its meetings on January 31, March 21, and May 9. In the most recently released Fed minutes, the board indicated that the U.S. economy continued to grow at a moderate pace, but that future rate decisions would depend on concerns about both economic growth and higher inflation.

Lord Abbett Income Strategy Fund

(The Lord Abbett Income Strategy Fund is a fund of funds that currently divides assets among the Lord Abbett Affiliated Fund, Lord Abbett America's Value Fund, Lord Abbett High Yield Fund, and Lord Abbett Total Return Fund. As a result, the Income Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Income Strategy Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 5.7%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 25% Russell 1000® Index,4 50% Merrill Lynch High Yield Master II Constrained Index,5 and 25% Lehman Brothers U.S. Aggregate Bond Index6 – which returned 5.9% over the same period.

Lord Abbett Affiliated Fund Component

(approximately 12.0% of the Income Strategy Fund's long-term portfolio)

Q: How did the Affiliated Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 8.9%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,7 which returned 11.2% over the same period.

Q: What were the most significant factors affecting performance?

A: The consumer discretionary sector was the most significant detractor from the Fund's performance relative to its benchmark for the six-month period, followed by the materials and processing sector and the utilities sector.

Among the individual holdings that detracted from performance were materials and processing holdings Newmont Mining Corp. (the Fund's number-one detractor), an international gold and mining company, and Barrick Gold Corp., another international gold company that operates mines and development projects; consumer discretionary holding IAC/InterActiveCorp, an interactive commerce company; technology holding Sun Microsystems, Inc., a provider of solutions for building and maintaining network computing environments; and healthcare holding Pfizer Inc., a research-based, global pharmaceutical company.

The greatest contributor to the Fund's relative performance was the financial services sector (owing to an underweight position in this sector versus the index), followed by the healthcare sector (owing to an overweight position) and the consumer staples sector.

Among the individual holdings that contributed to performance were utilities holding AT&T Inc. (the Fund's number-one contributor), a communications services provider; financial services holding Citigroup Inc., a diversified international financial services holding company; healthcare holding Baxter International Inc., which develops products and technologies related to the blood and circulatory systems; consumer staples holding The Kroger Co., an operator of supermarkets and convenience stores in the United States; and integrated oils holding ExxonMobil Corp., an operator of petroleum and petrochemicals businesses throughout the world.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett America's Value Fund Component

(approximately 20.2% of the Income Strategy Fund's long-term portfolio)

Q: How did the America's Value Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 10.3%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the S&P 500 Index, which returned 10.3% over the same period.

Q: What were the most significant factors affecting performance?

Equity Portion

A: The worst detractor from the Fund's relative performance was the utilities sector, followed by the healthcare sector.

Among the individual holdings that detracted from performance were utilities holding NiSource Inc. (the Fund's number-one detractor), a natural gas and electricity company; healthcare holding Mylan Laboratories Inc., a developer of generic and branded pharmaceutical products; materials holding Bowater Inc., a manufacturer of papers, pulp and lumber products; consumer discretionary holding OfficeMax Inc., which retails office products; and financial holding Bank of America Corp., a provider of banking and nonbanking financial services and products.

The information technology sector (owing to an underweight position) was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financials sector and the consumer staples sector.

Among the individual holdings that contributed to the Fund's performance were telecommunications holding AT&T Inc. (the Fund's number-one contributor), a communications services provider; industrials holding R.R. Donnelley & Sons Co., a provider of commercial printing and information services; healthcare holding Bristol Myers Squibb Co., a diversified worldwide health and personal care company; materials holding Ball Corp., a manufacturer of metal and plastic packaging; and consumer discretionary holding Tupperware Brands Corp., a maker of consumer products for the home.

Bond Portion

A: The Fund's participation in the high-yield bond market made the greatest contribution to performance, followed by the convertible securities and high-grade investment bond markets.

Within the high-yield bond market, the top five individual holdings adding to performance included: auto parts holding Cooper-Standard Automotive, Inc., a manufacturer of sealing system products, fluid systems, vibration control applications and related products; media cable holding Charter Communications, Inc., a U.S. cable television systems operator; nonfood and drug retail holding Brookstone Co., Inc., a specialty retailer of functional consumer products; electric integrated holding Mirant Americas Generation LLC, an electrical power generator in the United States, the Philippines, and the Caribbean; and metals and mining (ex-steel) holding Novelis, Inc., a worldwide provider of flat-rolled aluminum products.

None of the Fund's high-yield bond holdings detracted from performance for the six-month period.

Within the convertible securities market, the top five individual holdings adding to performance were: telecommunications integrated services holding Qwest Communications International Inc., a provider of broadband Internet-based data, voice, and image communications; railroad holding CSX Corp., a freight transportation company; aerospace/defense holding EDO Corp., a designer of advanced electronic, information, and electro-mechanical systems; gas distribution holding El Paso Corp., a natural gas pipeline operator; and integrated energy holding Devon Energy Corp., an oil and gas property acquisition, exploration and production company.

Detracting from performance in the convertible securities market were health services holdings Five Star Quality Care, Inc., an operator of senior living facilities, and Amgen Inc., a developer of human therapeutics based on cellular and molecular biology; metals and mining (ex-steel) holding Placer Dome, Inc., a supplier of gold, copper and silver; software/services holding Electronic Data Systems Corp., a provider of systems and technology services, business process management and related services; and agriculture holding Archer Daniels Midland Co., which provides agricultural commodities and products.

The portfolio's holdings in the investment-grade bond market were all profitable in the period and consisted primarily of Federal National Mortgage agency bonds.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund Component

(approximately 39.8% of the Income Strategy Fund's long-term portfolio)

Q: How did the High Yield Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 6.8%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index, which returned 6.1% for the same period.

Q: What were the most significant factors affecting performance?

A: High-yield securities outperformed traditional investment-grade fixed-income securities by a wide margin during the six-month period ended May 31, 2007. During the period, investors showed a preference for riskier, lower-rated securities.

Within the high-yield market, 'C' rated bonds outperformed 'B' and 'BB' rated bonds, with the Merrill Lynch C-Rated High Yield Index8 up 10.33%, the Merrill Lynch B-Rated Index8 up 6.20%, and the Merrill Lynch BB-Rated Index8 up 3.99%. The Fund's underweight position in 'BB' rated holdings helped performance, as they did not perform as well as lower-rated holdings.

The health services, media/cable, and media/broadcast industries contributed to performance. Detracting from the Fund's performance were real estate development and management and agriculture.

Among the individual credits adding to performance were Stanadyne Corp., a supplier of fuel systems products; Clarke American Corp., a provider of checks and related products and services; Charter Communications, Inc., an operator of cable television systems; CDRV Investors, Inc., a holding company associated with systems-related products provider; and Ply Gem Industries, Inc., a maker of residential exterior building products.

The most significant individual holdings detracting from performance were NTK Holdings, a maker of air conditioning, heating, ventilation, and related products; Tembec Inc., a forest products company; Claire's Stores, Inc., a retailer of value-priced costume jewelry and accessories; Realogy Corp., a real estate and relocation services company; and Archer Daniels Midland Co., one of the world's largest processors of oilseeds, corn, and wheat.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(approximately 27.9% of the Income Strategy Fund's long-term portfolio)

Q: How did the Total Return Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 0.7%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index,9 which returned 1.1% for the same period.

Q: What were the most significant factors affecting performance?

A: The portfolio's underweight in investment-grade corporate debt detracted from relative performance. Also detracting from performance was the portfolio's underweight in the high-yield and emerging markets, as risk premiums for low credit-quality corporate issuers failed to rise as anticipated and emerging markets continued to post strong returns.

The Total Return Fund out-yielded its benchmark over the six-month period. Contributing to relative performance for the period was the portfolio's large overweight in commercial mortgage-backed securities (CMBS). CMBS positions were increased during the period as the fundamentals remained favorable. Despite downward pressures in the residential market, commercial real estate occupancy, corporate profitability, and employment remained strong. The portfolios remained focused on the highest credit quality in the CMBS sector.

Another contributor to performance over the period was the portfolio's overweight in mortgage-backed securities – specifically in adjustable-rate mortgages (ARMs). Beginning at the end of 2006, the portfolio's position in ARMs, in particular, were increased in anticipation of the asset class's inclusion in one of the largest broad market indexes, the Lehman Brothers U.S. Aggregate Bond Index.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Balanced Strategy Fund

(The Lord Abbett Balanced Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett Affiliated Fund, Lord Abbett International Core Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Total Return Fund, and Lord Abbett High Yield Fund. As a result, the Balanced Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Balanced Strategy Fund perform over the six-month period ended May 31, 2007?

A: The Balanced Strategy Fund returned 7.3%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 60% Russell 3000® Index10 and 40% Lehman Brothers U.S. Aggregate Bond Index – which returned 6.5% over the same period.

Lord Abbett Affiliated Fund Component

(approximately 35.7% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Affiliated Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 8.9%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Value Index, which returned 11.2% over the same period.

For a discussion on the Lord Abbett Affiliated Fund, see page 3.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund Component

(approximately 10.7% of the Balanced Strategy Fund's long-term portfolio; the Balanced Strategy Fund began investing in the International Core Equity Fund on January 8, 2007)

Q: How did the International Core Equity Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 14.9%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE® Index with Net Dividends,11 which returned 14.1% over the same period.

Q: What were the most significant factors affecting performance?

A: The telecommunications services sector and the consumer staples sector were the strongest contributors to the Fund's performance relative to its benchmark for the six-month period, followed by the financials sector.

Among the individual holdings that contributed to performance were materials holding Alcan Inc. (the Fund's number-one contributor), a multinational company involved in all aspects of the aluminum industry, consumer staples holding; Altadis, S.A., a manufacturer of tobacco products marketed in Europe, Asia, and North America; financial holdings National Bank of Greece S.A., a provider of retail and corporate banking services, and Nippon Commercial Investment Corp., a real estate investment trust (REIT); and industrials holding, Siemens AG, a German-based electrical engineering and electronics company.

Overall, the consumer discretionary sector was the most significant detractor from the Fund's performance, followed by the industrials sector and the information technology sector.

Among the individual holdings that detracted from performance were consumer discretionary holdings Sports Direct International (the Fund's number-one detractor), a sports apparel retailer, and Nissan Motor Co., Ltd., a manufacturer of automobiles, light trucks, and related parts; information technology holding Samsung Electronics, a South Korean-based, multinational electronics and information technology company; energy holding Electromagnetic Geoservices, a specialist in seabed logging, a technique used in the search for offshore hydrocarbons; and Spanish utilities holding Enagas SA, a natural gas transportation, regasification, and storage company.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Bond Debenture Fund Component

(approximately 22.7% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Bond Debenture Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 6.6%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.7% for the same period.

Q: What were the most significant factors affecting performance?

A: The greatest contributor to the Fund's performance relative to its benchmark for the six-month period was its high-yield securities holdings. Convertible securities also added to performance, as did the Fund's equity holdings. All three outperformed investment-grade bonds for the period.

The strongest contributor in the high-yield bond sector was Cooper-Standard Automotive, Inc., a manufacturer of sealing system and related products. Other high-yield bond sector contributors included Stanadyne Corp., a supplier of fuel systems products; Clarke American, a provider of checks and related products and services; and Ply Gem Industries, Inc., a maker of residential exterior building products.

The worst detractor from performance in the high-yield bond sector was Linens 'n Things, Inc., a retailer of home textiles and accessories (no longer held in portfolio). Additional high-yield bond sector holdings that disappointed included Dow Jones CDX HY, an index note tracking the high-yield market (no longer held in portfolio); NTK Holdings, a maker of air-conditioning, heating, ventilation, and related products; and Tembec Inc., a forest products company.

In the convertible securities sector, the most significant contributor was NRG Energy, Inc., an owner and operator of power-generating facilities. In addition, the Fund was helped in this sector by pharmaceutical company Schering-Plough Corp.; financial advisor Morgan Stanley (VLO) securities (which are convertible into the stock of VLO [Valero Energy Corp.], an oil refining firm); and information processing and computer software services and products provider DST Systems, Inc.

Detracting from the Fund's performance in the convertible securities sector was RF Micro Devices, Inc., a developer of proprietary radio frequency integrated circuits (no longer held in portfolio). Other convertible securities that detracted included LSI Corp., a maker of integrated circuits and storage systems; Symantec Corp., a provider of Internet security technology; and The Interpublic Group of Cos., Inc., an organization of advertising agencies and marketing service companies.

Among the individual holdings that contributed to performance in the equity portion were EDO Corp. (the Fund's number-one contributor), a manufacturer of electronic, information, and electro-mechanical systems and engineered materials; FTI Consulting Inc., a provider of forensic and litigation consulting and related services; Lyondell Chemical Co., a manufacturer of intermediate and performance chemicals and derivatives; and Oshkosh Truck Corp., a maker of heavy duty vehicles.

Among the individual holdings that detracted from performance in the equity portion were Amgen Inc. (the Fund's number-one detractor), a developer of human therapeutics based on cellular and molecular biology; Constellation Brands, Inc., a producer of beverage alcohol (no longer held in portfolio); CV Therapeutics, Inc., a biopharmaceutical company; and NiSource Inc., a natural gas company.

In the investment-grade sector, mortgage-backed securities contributed to the Fund's performance. The number-one contributor to performance in the investment-grade sector was Rogers Wireless, Inc., a cable television, broadband Internet access, and video retailing company, followed by three wireless communications services providers: Nextel Partners, Alamosa Delaware Inc., and Nextel Communications, Inc.

The most significant detractor among investment-grade sector holdings was Regions Financial Corp., a full service bank, followed by energy company Kerr-McGee Corp.; Freddie Mac, a U.S. government-sponsored, privately owned provider of loans, loan guarantees, and mortgage-baked securities; and The Timken Co., a manufacturer of highly engineered bearings and alloy steel.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(approximately 11.8% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Large Cap Core Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 10.3%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 1000 Index, which returned 10.7%, for the same period.

Q: What were the most significant factors affecting performance?

A: The worst detractor from the Fund's relative performance was the utilities sector, followed by the materials and processing sector and the other energy sector (owing to an underweight position); this sector includes oil service companies, as well as smaller exploration and production companies, and independent refiners.

Among the individual holdings that detracted from the Fund's performance were technology holding Advanced Micro Devices, Inc. (the Fund's number-one detractor), a supplier of integrated circuits for the personal and networked computer and communications markets; materials and processing holdings Newmont Mining Corp., a gold mining company, and Barrick Gold Corp., also a gold mining company; consumer discretionary holdings Electronic Arts Inc., a developer of interactive entertainment software worldwide for video game systems, personal computers, and the Internet, and Best Buy Co., Inc., a retailer of consumer electronics, personal computers, software, and appliances.

The healthcare sector was the strongest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services sector (owing to an underweight position) and the technology sector.

Among the individual holdings that contributed to the Fund's performance were materials and processing holding Monsanto Co. (the Fund's number-one contributor), a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets; healthcare holdings Medco Health Solutions, Inc., a pharmacy benefit manager, and CVS Caremark Corp., an operator of a chain of drugstores; utilities holding AT&T Inc., a communications services provider; and consumer staples holding The Kroger Co., an operator of supermarkets and convenience stores.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(approximately 18.8% of the Balanced Strategy Fund's long-term portfolio)

Q: How did the Total Return Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 0.7%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index, which returned 1.1% for the same period.

For a discussion on the Lord Abbett Total Return Fund, see page 6.

The Fund's portfolio is actively managed, and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund Component

(approximately 0.3% of the Balanced Strategy Fund's long-term portfolio; the Balanced Strategy Fund began investing in the High Yield Fund on May 16, 2007)

Q: How did the High Yield Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 6.8%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index, which returned 6.1% for the same period.

For a discussion on the Lord Abbett High Yield Fund, see page 5.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Diversified Equity Strategy Fund

(The Lord Abbett Diversified Equity Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: the Lord Abbett International Core Equity Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Large Cap Growth Fund, Lord Abbett Affiliated Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Value Opportunities Fund, and Lord Abbett International Opportunities Fund. As a result, the Diversified Equity Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the Diversified Equity Strategy Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 10.6%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI World Index,12 which returned 12.6% over the same period.

Lord Abbett International Core Equity Fund Component

(approximately 25.2% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the International Core Equity Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 14.9%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 14.1% in the same period.

For a discussion of the Lord Abbett International Core Equity Fund, see page 8.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(approximately 16.9% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Large Cap Core Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 10.3%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 1000 Index, which returned 10.7% for the same period.

For a discussion of the Lord Abbett Large Cap Core Equity Fund, see page 10.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Growth Fund Component

(approximately 22.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Large Cap Growth Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 6.3%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000® Growth Index,13 which returned 10.1% in the same period.

Q: What were the most significant factors affecting performance?

A: The technology sector was the worst detractor from the Fund's performance relative to its benchmark for the six-month period, followed by the consumer discretionary sector and the healthcare sector.

Among the individual holdings that detracted from performance were technology holding NVIDIA Corp. (the Fund's number-one detractor), a developer of 3D graphics processors and related software; and four consumer discretionary holdings: Best Buy Co., Inc., a consumer electronics retailer; Monster Worldwide Inc., a recruitment and yellow page advertising agency; Circuit City Stores, Inc., an electronics retailer; and Electronic Arts Inc., a developer of interactive entertainment software.

The strongest contributing sector to the Fund's relative performance was the other sector, which contains large diversified companies, followed by the financials services sector (owing to a slight underweight position) and the other energy sector (the sector reserved for oil service companies, as well as smaller exploration and production companies, and independent refiners).

Among the individual holdings that contributed to performance were technology holdings Apple Inc. (the Fund's number-one contributor), a designer of personal computers and related products, and Research In Motion Ltd., a maker of wireless solutions for the worldwide mobile communications market; healthcare holdings Gilead Sciences, Inc., a biopharmaceutical company, and Baxter International Inc., a developer of technologies related to the blood and circulatory systems; and consumer discretionary holding GameStop Corp., an operator of electronic game and PC entertainment software stores.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Affiliated Fund Component

(approximately 11.9% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Affiliated Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 8.9%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 1000 Value Index, which returned 11.2% for the same period.

For a discussion of the Lord Abbett Affiliated Fund, see page 3.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Growth Opportunities Fund Component

(approximately 10.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Growth Opportunities Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 11.9%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell Midcap® Growth Index,14 which returned 11.9%.

Q: What were the most significant factors affecting performance?

A: The healthcare sector was the most significant detractor from the Fund's relative performance, followed by the technology sector and the auto and transportation sector.

Among the individual holdings that detracted from the Fund's performance were auto and transportation holding UTI Worldwide, Inc. (the Fund's number-one detractor), a global supply chain management company that provides freight forwarding, customs brokerage, and warehousing; healthcare holding Mentor Corp., a manufacturer of products for the medical specialties of plastic, reconstructive, and general surgery, and urology; and technology holdings Network Appliance, Inc., a supplier of unified storage solutions for data-intensive enterprises; QLogic Corp., a designer of semiconductor and board-level input/output and enclosure management products; and Akamai Technologies, Inc., a provider of global delivery services for Internet content, streaming media, and applications and global Internet traffic management.

The consumer discretionary sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period, followed by the financial services sector and the producer durables sector.

Among the individual holdings that contributed to the Fund's performance were consumer discretionary holdings ITT Educational Services, Inc. (the Fund's number-one contributor), a provider of technology-oriented postsecondary degree programs, and aQuantive, Inc., a digital marketing services and technology company; producer durables holding BE Aerospace, Inc., a manufacturer of interior products for commercial and general aviation aircraft cabins; and two materials and processing holdings: Precision Castparts Corp., a worldwide manufacturer of complex metal components and products, and Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Value Opportunities Fund Component

(approximately 9.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the Value Opportunities Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 14.7%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 2500® Value Index,15 which returned 10.2% for the same period.

Q: What were the most significant factors affecting performance?

A: The materials and processing sector was the greatest contributor to the Fund's performance (owing to strong stock selection and an overweight position) relative to its benchmark for the six-month period, followed by the financial services (owing to an underweight position and stock selection) and the producer durables sector (owing to stock selection).

Among the individual holdings that contributed to performance were materials and processing holdings Harsco Corp. (the Fund's number-one contributor), an industrial services and engineered products company, and Reliance Steel & Aluminum Co., a distributor and processor of steel and aluminum; producer durables holding Alliant Techsystems Inc., a supplier of advanced weapon and space systems; technology holding Anixter International Inc., a distributor of communications and specialty wire and cable products; and utilities holding Leap Wireless International, Inc., a provider of mobile wireless services.

The healthcare sector was the worst detractor from the Fund's relative performance, followed by the other energy sector (the category reserved for oil service companies, as well as smaller exploration and production companies, and independent refiners) and the utilities sector.

Among the individual holdings that detracted from performance were technology holdings Plexus Corp. (the Fund's number-one detractor), a provider of a variety of product development and project realization services; CACI International Inc., a government IT services company; and Napco Security Systems, Inc., a maker of electronic security devices, fire detection products, access control systems, and digital lock equipment; utilities holding Avista Corp., a distributor of electric and natural gas; and materials and processing holding Rogers Corp., a manufacturer of specialty materials and components for applications in the communications, computer, imaging, consumer, and transportation markets;

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Opportunities Fund Component

(approximately 5.0% of the Diversified Equity Strategy Fund's long-term portfolio)

Q: How did the International Opportunities Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 15.5%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the S&P/Citigroup Extended Market World ex-U.S. Index,16 which returned 18.0% in the same period.

Q: What were the most significant factors affecting performance?

A: The materials, industrials, and utilities sectors were the worst detractors from the Fund's performance relative to its benchmark for the six-month period.

Among the individual holdings that detracted from performance were energy holding Electromagnetic Geoservices, a specialist in seabed logging, a technique used in the search for offshore hydrocarbons; consumer discretionary holdings The Japan General Estate Co., Ltd., which sells newly constructed condominiums and houses, and Avex Group Holdings Inc., a producer of CDs, videos, and DVDs; and financial holdings Patrizia Immobilien AG, a German-based, full service real estate company, and Bangkok Bank Public Co. Ltd., the largest Thai commercial bank.

Overall, the financials sector was the best contributor to the Fund's relative performance, followed by the telecommunications services sector and the consumer staples sector.

Among the individual holdings that contributed to performance were two financials holdings Arques Industries AG (the Fund's number-one contributor), a company that acquires medium-sized German, Swiss, and Austrian companies in need of restructuring, and BlueBay Asset Management plc., a manager of fixed income credit funds and products; consumer discretionary holding EganaGoldpfeil (Holdings) Ltd., a designer of timepieces, jewelry, and leather products; materials holding Wacker Chemie AG, which makes various chemicals used in the construction, textile, pharmaceutical, cosmetics, agriculture, and tobacco industries; and industrials holding Royal BAM Groep, one of the largest construction firms in Europe.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett World Growth & Income Strategy Fund

(The Lord Abbett World Growth & Income Strategy Fund uses a fund of funds approach, which currently divides assets among the following funds: Lord Abbett Growth Opportunities Fund, Lord Abbett International Core Equity Fund, Lord Abbett Large Cap Core Fund, Lord Abbett Large Cap Growth Fund, and Lord Abbett Total Return Fund. As a result, the World Growth & Income Strategy Fund's performance is directly related to the performance of its underlying funds.)

Q: How did the World Growth & Income Strategy Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 8.4%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark – 75% MSCI World Index and 25% Lehman Brothers U.S. Universal Index – which returned 9.6% over the same period.

Lord Abbett Growth Opportunities Fund Component

(approximately 5.0% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Growth Opportunities Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 11.9%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell Midcap Growth Index, which returned 11.9% over the same period.

For a discussion of the Lord Abbett Growth Opportunities Fund, see page 14.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett International Core Equity Fund Component

(approximately 30.0% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the International Core Equity Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 14.9%, reflecting performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the MSCI EAFE Index with Net Dividends, which returned 14.1% over the same period.

For a discussion on the Lord Abbett International Core Equity Fund, see page 8.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Core Fund Component

(approximately 25.0% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Large Cap Core Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 10.3%, reflecting the performance at the net asset value (NAV) of Class Y shares with all distributions reinvested, compared to its benchmark, the Russell 1000 Index, which returned 10.7% for the same period.

For a discussion of the Lord Abbett Large Cap Core Fund, see page 10.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Large Cap Growth Fund Component

(approximately 15.1% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Large Cap Growth Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 6.3%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Russell 1000 Growth Index, which returned 10.1% in the same period.

For a discussion of the Lord Abbett Large Cap Growth Fund, see page 13.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Total Return Fund Component

(approximately 24.9% of the World Growth & Income Strategy Fund's long-term portfolio)

Q: How did the Total Return Fund perform over the six-month period ended May 31, 2007?

A: The Fund returned 0.7%, reflecting performance at the net asset value (NAV) of Class Y shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers U.S. Universal Index, which returned 1.1% for the same period.
For a discussion of the Lord Abbett Total Return Fund, see page 6.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P Composite 1500® Index combines the S&P 500®, S&P 400® (an index of mid-cap companies), and S&P SmallCap 600® to create a broad market portfolio representing 90% of U.S. equities.

2  The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes the reinvestment of dividends and capital gains.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92 percent of the total market capitalization of the Russell 3000 Index.

5  The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

6  The Lehman Brothers U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, nonconvertible, and dollar denominated. The index covers the investment-grade, fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

7  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

8  The Merrill Lynch High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

9  The Lehman Brothers U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

10  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

11  The MSCI Europe, Australasia, and Far East (EAFE)® Index is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East. It is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets.

12  The MSCI World Index is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars.

13  Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

14  The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

15  Russell 2500® Value Index is widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries.

16  The S&P/Citigroup Global Equity Index System and the names of each of the indexes and subindexes that it comprises (each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup EMI World ex-U.S. Index is a subset of the Global Citigroup Extended Market Index (EMI). The S&P/Citigroup Small Cap World Index is a subset of the Global Broad Market Index (BMI). The S&P/Citigroup U.S. $500 Million – U.S. $2.5 Billion World ex-U.S. Index is a subset of the Global S&P/Citigroup Broad market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each fund's prospectus.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each fund's management and the portfolio holdings described in this report are as of May 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the funds, please see each fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/06 – 5/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,057.40	$1.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,054.20	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.04
Class C
Actual	$1,000.00	$1,054.60	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.97	$5.04
Class P
Actual	$1,000.00	$1,057.40	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.12
Class Y
Actual	$1,000.00	$1,059.00	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.42% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2007

Portfolio Allocation	%*
Equity	32.04%
Fixed Income	67.22%
Short-Term Investment	0.74%
Total	100.00%

*  Represents percent of total investments.

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,072.50	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.24	$1.72
Class B
Actual	$1,000.00	$1,068.30	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.99
Class C
Actual	$1,000.00	$1,068.60	$5.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$4.99
Class P
Actual	$1,000.00	$1,071.50	$2.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.75	$2.22
Class Y
Actual	$1,000.00	$1,074.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.34% for Class A, 0.99% for Classes B and C, 0.44% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2007

Portfolio Allocation	%*
Equity	58.14%
Fixed Income	41.76%
Short-Term Investment	0.10%
Total	100.00%

*  Represents percent of total investments.

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual*	$1,000.00	$1,106.40	$1.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.20	$1.77
Class B
Actual*	$1,000.00	$1,103.00	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$5.01
Class C
Actual*	$1,000.00	$1,102.80	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.01	$5.01
Class P
Actual*	$1,000.00	$1,105.60	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.27
Class Y
Actual*	$1,000.00	$1,108.60	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00

*  Actual expenses are calculated as of 6/29/06 (commencement of investment operations)

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class ( 0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2007

Portfolio Allocation	%*
Equity	99.34%
Short-Term Investment	0.66%
Total	100.00%

*  Represents percent of total investments.

World Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,084.00	$1.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,080.40	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class C
Actual	$1,000.00	$1,080.40	$5.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.04
Class P
Actual	$1,000.00	$1,083.20	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.69	$2.27
Class Y
Actual	$1,000.00	$1,085.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.45% for Class P and 0.00% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#  Does not include expenses of Underlying Funds in which World Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2007

Portfolio Allocation	%*
Equity	74.91%
Fixed Income	24.78%
Short-Term Investment	0.31%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments (unaudited)

INCOME STRATEGY FUND May 31, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 96.88%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	557,305	$9,045
Lord Abbett Research Fund, Inc. - America's Value Fund - Class Y(b)	1,058,401	15,199
Lord Abbett Investment Trust - High Yield Fund - Class Y(c)	3,598,603	29,904
Lord Abbett Investment Trust - Total Return Fund - Class Y(d)	2,037,101	20,962
Total Investments in Underlying Funds (cost $72,394,076)		$75,110

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.72%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $590,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $573,008; proceeds: $561,193 (cost $561,119)	$561	$561
Total Investments in Securities 97.60% (cost $72,955,195)		75,671
Other Assets in Excess of Liabilities 2.40%		1,862
Net Assets 100.00%		$77,533

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek current income and capital appreciation.

  (c)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (d)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

BALANCED STRATEGY FUND May 31, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.89%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	31,570,627	$512,391
Lord Abbett Bond Debenture Fund, Inc. - Class Y(b)	39,753,420	326,376
Lord Abbett Investment Trust - High Yield Fund - Class Y(b)	519,407	4,316
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(c)	9,030,344	154,148
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(d)	5,201,089	168,827
Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	26,177,610	269,368
Total Investments in Underlying Funds (cost $1,283,199,061)		$1,435,426

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.10%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $1,555,000 of Federal Home Loan Bank at 5.45% due 3/29/2019; value: $1,510,294; proceeds: $1,478,652 (cost $1,478,459)	$1,478	$1,478
Total Investments in Securities 99.99% (cost $1,284,677,520)		1,436,904
Other Assets in Excess of Liabilities 0.01%		90
Net Assets 100.00%		$1,436,994

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

  (c)  Fund investment objective is to seek long-term capital appreciation.

  (d)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (e)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 98.89%
Lord Abbett Affiliated Fund, Inc. - Class Y(a)	290,499	$4,715
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(b)	173,514	3,999
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(c)	585,289	9,991
Lord Abbett Securities Trust - International Opportunities Fund - Class Y(d)	103,930	2,002
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(e)	206,159	6,692
Lord Abbett Large Cap Growth Fund - Class Y(f)	1,432,909	8,726
Lord Abbett Securities Trust - Value Opportunities Fund - Class Y(d)	251,137	3,579
Total Investments in Underlying Funds (cost $36,807,411)		$39,704

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.66%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $280,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $271,936; proceeds: $263,620 (cost $263,585)	$263	$263
Total Investments in Securities 99.55% (cost $37,070,996)		39,967
Other Assets in Excess of Liabilities 0.45%		181
Net Assets 100.00%		$40,148

*  Non-income producing security.

  (a)  Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

  (b)  Fund investment objective is capital appreciation.

  (c)  Fund investment objective is to seek long-term capital appreciation.

  (d)  Fund investment objective is long-term capital appreciation.

  (e)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (f)  Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

WORLD GROWTH & INCOME STRATEGY FUND May 31, 2007

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.60%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class Y*(a)	669,149	$15,424
Lord Abbett Securities Trust - International Core Equity Fund - Class Y(b)	5,408,516	92,323
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class Y(c)	2,367,447	76,847
Lord Abbett Large Cap Growth Fund - Class Y*(d)	7,591,719	46,234
Lord Abbett Investment Trust - Total Return Fund - Class Y(e)	7,420,454	76,357
Total Investments in Underlying Funds (cost $279,550,486)		$307,185

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.31%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $1,010,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $980,912; proceeds: $957,172 (cost $957,047)	$957	$957
Total Investments in Securities 99.91% (cost $280,507,533)		308,142
Other Assets in Excess of Liabilities 0.09%		277
Net Assets 100.00%		$308,419

*  Non-income producing security.

  (a)  Fund investment objective is capital appreciation.

  (b)  Fund investment objective is to seek long-term capital appreciation.

  (c)  Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

  (d)  Fund investment objective is long-term capital growth.

  (e)  Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2007

	Income Strategy Fund	Balanced Strategy Fund
ASSETS:
Investments in securities, at cost	$72,955,195	$1,284,677,520
Investments in securities, at value	$75,670,975	$1,436,904,532
Receivables:
Interest and dividends	149,864	6,724
Capital shares sold	1,940,704	3,065,878
From affiliates	17,678	282,227
Prepaid expenses and other assets	51,142	100,511
Total assets	77,830,363	1,440,359,872
LIABILITIES:
Payables:
Investment securities purchased	134,311	500,505
Capital shares reacquired	20,204	1,806,154
12b-1 distribution fees	31,656	569,302
Trustees' fees	928	67,422
Distributions payable	50,695	–
Accrued expenses and other liabilities	59,789	422,295
Total liabilities	297,583	3,365,678
NET ASSETS	$77,532,780	$1,436,994,194
COMPOSITION OF NET ASSETS:
Paid-in capital	$74,164,173	$1,271,553,433
Undistributed (distributions in excess of) net investment income	102,943	(409,572)
Accumulated net realized gain on investments	549,884	13,623,321
Net unrealized appreciation on investments	2,715,780	152,227,012
Net Assets	$77,532,780	$1,436,994,194
Net assets by class:
Class A Shares	$54,862,506	$1,113,013,954
Class B Shares	$5,083,212	$123,763,937
Class C Shares	$17,472,911	$191,297,416
Class P Shares	$7,101.80	$8,101,409
Class Y Shares	$107,049	$817,478
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,400,645	89,850,940
Class B Shares	312,764	10,006,317
Class C Shares	1,074,076	15,493,143
Class P Shares	437.44	656,070
Class Y Shares	6,660	65,950
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$16.13	$12.39
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$17.11	$13.15
Class B Shares–Net asset value	$16.25	$12.37
Class C Shares–Net asset value	$16.27	$12.35
Class P Shares–Net asset value	$16.23	$12.35
Class Y Shares–Net asset value	$16.07	$12.40

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2007

	Diversified Equity Strategy Fund	World Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$37,070,996	$280,507,533
Investments in securities, at value	$39,967,485	$308,141,665
Receivables:
Interest and dividends	34	125
Capital shares sold	464,066	1,524,033
From affiliates	17,604	68,665
Prepaid expenses and other assets	40,755	67,507
Total assets	40,489,944	309,801,995
LIABILITIES:
Payables:
Investment securities purchased	163,585	707,047
Capital shares reacquired	143,947	463,133
12b-1 distribution fees	13,619	125,388
Trustees' fees	116	4,009
Accrued expenses and other liabilities	20,333	83,326
Total liabilities	341,600	1,382,903
NET ASSETS	$40,148,344	$308,419,092
COMPOSITION OF NET ASSETS:
Paid-in capital	$37,038,731	$276,544,142
Distributions in excess of net investment income	(137,114)	(2,489,648)
Accumulated net realized gain on investments	350,238	6,730,466
Net unrealized appreciation on investments	2,896,489	27,634,132
Net Assets	$40,148,344	$308,419,092
Net assets by class:
Class A Shares	$26,656,268	$224,437,205
Class B Shares	$3,613,421	$20,631,939
Class C Shares	$9,482,738	$62,154,627
Class P Shares	$180,768	$30,444
Class Y Shares	$215,149	$1,164,877
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	1,488,014	12,166,468
Class B Shares	202,737	1,124,282
Class C Shares	532,144	3,386,241
Class P Shares	10,085	1,648
Class Y Shares	11,975	62,969
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$17.91	$18.45
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$19.00	$19.58
Class B Shares-Net asset value	$17.82	$18.35
Class C Shares-Net asset value	$17.82	$18.36
Class P Shares-Net asset value	$17.92	$18.47
Class Y Shares-Net asset value	$17.97	$18.50

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2007

	Income Strategy Fund	Balanced Strategy Fund
Investment income:
Dividends	$1,545,478	$21,970,476
Interest	21,714	359,353
Total investment income	1,567,192	22,329,829
Expenses:
Management fees	28,875	673,702
12b-1 distribution plan-Class A	71,207	1,834,249
12b-1 distribution plan-Class B	18,857	595,566
12b-1 distribution plan-Class C	66,195	867,521
12b-1 distribution plan-Class P	8	13,206
Shareholder servicing	41,383	845,232
Professional	12,183	18,921
Reports to shareholders	122	158,552
Custody	2,894	20,206
Trustees' fees	634	17,363
Registration	26,961	64,818
Other	760	13,802
Gross expenses	270,079	5,123,138
Expense reductions (See Note 7)	(763)	(18,100)
Expenses assumed by advisor (See Note 3)	–	(69,363)
Expenses assumed by Underlying Funds (See Note 3)	(84,174)	(1,120,794)
Management fee waived (See Note 3)	(28,875)	(673,702)
Net expenses	156,267	3,241,179
Net investment income	1,410,925	19,088,650
Net realized and unrealized gain:
Capital gains received from Underlying Funds	272,500	5,002,320
Net realized gain on investments	–	8,745,203
Net change in unrealized appreciation on investments	1,546,369	60,950,807
Net realized and unrealized gain	1,818,869	74,698,330
Net Increase in Net Assets Resulting From Operations	$3,229,794	$93,786,980

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2007

	Diversified Equity Strategy Fund	World Growth & Income Strategy Fund
Investment income:
Dividends	$62,593	$2,390,547
Interest	10,095	81,379
Total investment income	72,688	2,471,926
Expenses:
Management fees	12,166	129,661
12b-1 distribution plan-Class A	30,183	332,321
12b-1 distribution plan-Class B	10,168	88,181
12b-1 distribution plan-Class C	23,550	253,349
12b-1 distribution plan-Class P	345	63
Shareholder servicing	24,505	223,363
Professional	12,970	14,611
Reports to shareholders	1,535	21,063
Custody	9,883	7,733
Trustees' fees	194	3,026
Registration	7,595	41,064
Other	782	2,630
Gross expenses	133,876	1,117,065
Expense reductions (See Note 7)	(318)	(3,503)
Expenses assumed by Underlying Funds (See Note 3)	(57,146)	(309,987)
Management fee waived (See Note 3)	(12,166)	(129,661)
Net expenses	64,246	673,914
Net investment income	8,442	1,798,012
Net realized and unrealized gain:
Capital gains received from Underlying Funds	349,804	6,730,700
Net change in unrealized appreciation on investments	2,507,611	12,884,902
Net realized and unrealized gain	2,857,415	19,615,602
Net Increase in Net Assets Resulting From Operations	$2,865,857	$21,413,614

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Income Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$1,410,925	$1,211,383
Capital gains received from Underlying Funds	272,500	362,327
Net change in unrealized appreciation on investments	1,546,369	1,246,232
Net increase in net assets resulting from operations	3,229,794	2,819,942
Distributions to shareholders from:
Net investment income
Class A	(1,069,923)	(870,318)
Class B	(80,445)	(51,184)
Class C	(281,052)	(197,773)
Class P	(88)	(46)
Class Y	(1,371)	(705)
Net realized gain
Class A	(64,980)	–
Class B	(6,180)	–
Class C	(21,895)	–
Class P	(2)	–
Class Y	(80)	–
Total distributions to shareholders	(1,526,016)	(1,120,026)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	34,219,087	37,302,362
Reinvestment of distributions	1,187,262	843,872
Cost of shares reacquired	(3,837,474)	(4,842,095)
Net increase in net assets resulting from capital share transactions	31,568,875	33,304,139
Net increase in net assets	33,272,653	35,004,055
NET ASSETS:
Beginning of period	$44,260,127	$9,256,072
End of period	$77,532,780	$44,260,127
Undistributed net investment income	$102,943	$124,897

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Balanced Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$19,088,650	$34,709,712
Capital gains received from Underlying Funds	5,002,320	41,904,188
Net realized gain on investments	8,745,203	–
Net change in unrealized appreciation on investments	60,950,807	58,957,984
Net increase in net assets resulting from operations	93,786,980	135,571,884
Distributions to shareholders from:
Net investment income
Class A	(20,265,107)	(31,755,483)
Class B	(1,940,363)	(3,050,647)
Class C	(2,798,502)	(3,730,726)
Class P	(100,416)	(96,262)
Class Y	(16,314)	(22,241)
Net realized gain
Class A	(29,410,414)	(25,759,517)
Class B	(3,407,313)	(3,067,807)
Class C	(4,709,525)	(3,518,785)
Class P	(111,240)	(74,246)
Class Y	(21,855)	(15,486)
Total distributions to shareholders	(62,781,049)	(71,091,200)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	170,846,184	278,712,361
Reinvestment of distributions	57,987,286	65,815,995
Cost of shares reacquired	(113,041,150)	(225,599,063)
Net increase in net assets resulting from capital share transactions	115,792,320	118,929,293
Net increase in net assets	146,798,251	183,409,977
NET ASSETS:
Beginning of period	$1,290,195,943	$1,106,785,966
End of period	$1,436,994,194	$1,290,195,943
Undistributed (distributions in excess of) net investment income	$(409,572)	$5,622,480

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006*
Operations:
Net investment income	$8,442	$539
Capital gains received from Underlying Funds	349,804	89,337
Net change in unrealized appreciation on investments	2,507,611	388,878
Net increase in net assets resulting from operations	2,865,857	478,754
Distributions to shareholders from:
Net investment income
Class A	(144,557)	–
Class B	(12,717)	–
Class C	(19,470)	–
Class P	(68)	–
Class Y	(2,351)	–
Net realized gain
Class A	(46,179)	–
Class B	(4,288)	–
Class C	(6,631)	–
Class P	(24)	–
Class Y	(736)	–
Total distributions to shareholders	(237,021)	–
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	28,796,078	10,191,720
Reinvestment of distributions	190,829	–
Cost of shares reacquired	(2,047,778)	(90,095)
Net increase in net assets resulting from capital share transactions	26,939,129	10,101,625
Net increase in net assets	29,567,965	10,580,379
NET ASSETS:
Beginning of period	$10,580,379	$–
End of period	$40,148,344	$10,580,379
Undistributed (distributions in excess of) net investment income	$(137,114)	$33,607

* For the period 6/29/2006 (commencement of investment operations) to 11/30/2006.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	World Growth & Income Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$1,798,012	$1,127,286
Capital gains received from Underlying Funds	6,730,700	787,722
Net change in unrealized appreciation on investments	12,884,902	14,180,895
Net increase in net assets resulting from operations	21,413,614	16,095,903
Distributions to shareholders from:
Net investment income
Class A	(3,280,078)	(1,157,887)
Class B	(258,935)	(74,233)
Class C	(723,747)	(189,755)
Class P	(505)	(84)
Class Y	(21,747)	(12,835)
Net realized gain
Class A	(363,839)	–
Class B	(34,425)	–
Class C	(95,135)	–
Class P	(58)	–
Class Y	(2,276)	–
Total distributions to shareholders	(4,780,745)	(1,434,794)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	86,148,040	188,653,827
Reinvestment of distributions	4,366,366	1,280,119
Cost of shares reacquired	(19,566,226)	(20,132,399)
Net increase in net assets resulting from capital share transactions	70,948,180	169,801,547
Net increase in net assets	87,581,049	184,462,656
NET ASSETS:
Beginning of period	$220,838,043	$36,375,387
End of period	$308,419,092	$220,838,043
Distributions in excess of net investment income	$(2,489,648)	$(2,648)

See Notes to Financial Statements.

Financial Highlights

INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.69		$14.93	$15.00
Investment operations
Net investment income(b)	.40		.69	.23
Net realized and unrealized gain (loss)	.49		.73	(.11)
Total from investment operations	.89		1.42	.12
Distributions to shareholders from:
Net investment income	(.42)		(.66)	(.19)
Net realized gain	(.03)		–	–
Total distributions	(.45)		(.66)	(.19)
Net asset value, end of period	$16.13		$15.69	$14.93
Total Return(c)	5.74	%(d)	9.78%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.34	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.37	%(d)	.83%	8.13	%(e)
Net investment income	2.51	%(d)	4.56%	5.01	%(e)
Supplemental Data:
Net assets, end of period (000)	$54,863		$30,867	$6,403
Portfolio turnover rate	.00	%(d)	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.78		$14.92	$15.00
Investment operations
Net investment income(b)	.36		.61	.18
Net realized and unrealized gain (loss)	.48		.72	(.10)
Total from investment operations	.84		1.33	.08
Distributions to shareholders from:
Net investment income	(.34)		(.47)	(.16)
Net realized gain	(.03)		–	–
Total distributions	(.37)		(.47)	(.16)
Net asset value, end of period	$16.25		$15.78	$14.92
Total Return(c)	5.42	%(d)	9.07%	.55	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	.96	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.70	%(d)	1.48%	10.03	%(e)
Net investment income	2.22	%(d)	3.98%	4.29	%(e)
Supplemental Data:
Net assets, end of period (000)	$5,083		$2,974	$326
Portfolio turnover rate	.00	%(d)	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.79		$14.91	$15.00
Investment operations
Net investment income(b)	.35		.60	.18
Net realized and unrealized gain (loss)	.50		.73	(.10)
Total from investment operations	.85		1.33	.08
Distributions to shareholders from:
Net investment income	(.34)		(.45)	(.17)
Net realized gain	(.03)		–	–
Total distributions	(.37)		(.45)	(.17)
Net asset value, end of period	$16.27		$15.79	$14.91
Total Return(c)	5.46	%(d)	9.05%	.57	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	.99	%(e)
Expenses, excluding expense reductions and expenses assumed and waived	.70	%(d)	1.48%	6.26	%(e)
Net investment income	2.21	%(d)	3.93%	3.88	%(e)
Supplemental Data:
Net assets, end of period (000)	$17,473		$10,379	$2,525
Portfolio turnover rate	.00	%(d)	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.77		$14.96	$15.00
Investment operations
Net investment income(b)	.37		.73	.15
Net realized and unrealized gain (loss)	.52		.74	(.03)
Total from investment operations	.89		1.47	.12
Distributions to shareholders from:
Net investment income	(.40)		(.66)	(.16)
Net realized gain	(.03)		–	–
Total distributions	(.43)		(.66)	(.16)
Net asset value, end of period	$16.23		$15.77	$14.96
Total Return(c)	5.74	%(d)	10.07%	.83	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.21	%(d)	.45%	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.21	%(d)	.45%	.37	%†(e)
Expenses, excluding expense reductions and expenses assumed and waived	.40	%(d)	.56%	7.67	%†(e)
Net investment income	2.30	%(d)	4.82%	3.52	%†(e)
Supplemental Data:
Net assets, end of period (000)	$7		$1	$1
Portfolio turnover rate	.00	%(d)	.00%	.05	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME STRATEGY FUND

	Class Y Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$15.63		$14.95	$15.00
Investment operations
Net investment income(b)	.43		.85	.15
Net realized and unrealized gain	.48		.61	.01
Total from investment operations	.91		1.46	.16
Distributions to shareholders from:
Net investment income	(.44)		(.78)	(.21)
Net realized gain	(.03)		–	–
Total distributions	(.47)		(.78)	(.21)
Net asset value, end of period	$16.07		$15.63	$14.95
Total Return(c)	5.90	%(d)	10.06%	1.07	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.01%	.01	%†(e)
Expenses, excluding expense reductions and expenses assumed and waived	.20	%(d)	.54%	7.31	%†(e)
Net investment income	2.72	%(d)	5.58%	3.88	%†(e)
Supplemental Data:
Net assets, end of period (000)	$107		$39	$1
Portfolio turnover rate	.00	%(d)	.00%	.05	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Annualized.

See Notes to Financial Statements.

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.13		$11.53	$11.53	$10.58	$9.67	$10.80
Investment operations:
Net investment income(b)	.18		.35	.35	.37	.35	.42
Net realized and unrealized gain (loss)	.67		.99	.12	.91	1.04	(1.14)
Total from investment operations	.85		1.34	.47	1.28	1.39	(.72)
Distributions to shareholders from:
Net investment income	(.24)		(.40)	(.37)	(.33)	(.32)	(.41)
Net realized gain	(.35)		(.34)	(.10)	- (e)	(.16)	-
Total distributions	(.59)		(.74)	(.47)	(.33)	(.48)	(.41)
Net asset value, end of period	$12.39		$12.13	$11.53	$11.53	$10.58	$9.67
Total Return(c)	7.25	%(d)	12.12%	4.12%	12.29%	15.19%	(6.76)%
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.35%	.37%	.40%	.38%
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.35%	.37%	.40%	.38%
Expenses, excluding expense reductions and expenses assumed and waived	.31	%(d)	.64%	.65%	.80%	1.40%	1.39%
Net investment income	1.48	%(d)	3.04%	3.03%	3.35%	3.50%	4.19%
Supplemental Data:
Net assets, end of period (000)	$1,113,014		$1,009,374	$879,442	$704,342	$399,266	$154,128
Portfolio turnover rate	9.61	%(d)	.00%	.00%	.00%	.00%	.00%

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.12		$11.52	$11.52	$10.57	$9.67	$10.79
Investment operations:
Net investment income(b)	.14		.27	.27	.30	.28	.36
Net realized and unrealized gain (loss)	.66		.99	.13	.91	1.05	(1.14)
Total from investment operations	.80		1.26	.40	1.21	1.33	(.78)
Distributions to shareholders from:
Net investment income	(.20)		(.32)	(.30)	(.26)	(.27)	(.34)
Net realized gain	(.35)		(.34)	(.10)	– (e)	(.16)	–
Total distributions	(.55)		(.66)	(.40)	(.26)	(.43)	(.34)
Net asset value, end of period	$12.37		$12.12	$11.52	$11.52	$10.57	$9.67
Total Return(c)	6.83	%(d)	11.42%	3.49%	11.64%	14.40%	(7.32)%
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.49	%(d)	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and including expenses assumed and waived	.49	%(d)	1.00%	1.00%	1.01%	1.04%	1.00%
Expenses, excluding expense reductions and expenses assumed and waived	.63	%(d)	1.29%	1.30%	1.50%	2.04%	2.01%
Net investment income	1.17	%(d)	2.36%	2.38%	2.68%	2.86%	3.57%
Supplemental Data:
Net assets, end of period (000)	$123,764		$116,482	$104,715	$84,783	$52,943	$29,415
Portfolio turnover rate	9.61	%(d)	.00%	.00%	.00%	.00%	.00%

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.10		$11.50	$11.51	$10.56	$9.66	$10.80
Investment operations:
Net investment income(b)	.14		.29	.28	.30	.28	.36
Net realized and unrealized gain (loss)	.66		.98	.11	.92	1.05	(1.14)
Total from investment operations	.80		1.27	.39	1.22	1.33	(.78)
Distributions to shareholders from:
Net investment income	(.20)		(.33)	(.30)	(.27)	(.27)	(.36)
Net realized gain	(.35)		(.34)	(.10)	– (e)	(.16)	–
Total distributions	(.55)		(.67)	(.40)	(.27)	(.43)	(.36)
Net asset value, end of period	$12.35		$12.10	$11.50	$11.51	$10.56	$9.66
Total Return(c)	6.86	%(d)	11.46%	3.43%	11.68%	14.39%	(7.33)%
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.49	%(d)	1.00%	1.00%	1.01%	1.04%	.98%
Expenses, excluding expense reductions and including expenses assumed and waived	.49	%(d)	1.00%	1.00%	1.01%	1.04%	.98%
Expenses, excluding expense reductions and expenses assumed and waived	.63	%(d)	1.29%	1.30%	1.49%	2.04%	1.99%
Net investment income	1.14	%(d)	2.49%	2.50%	2.75%	2.86%	3.59%
Supplemental Data:
Net assets, end of period (000)	$191,297		$159,864	$119,578	$82,232	$42,090	$23,968
Portfolio turnover rate	9.61	%(d)	.00%	.00%	.00%	.00%	.00%

See Notes to Financial Statements.

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			12/31/2002(a) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.10		$11.50	$11.51	$10.57	$9.15
Investment operations:
Net investment income(b)	.16		.37	.41	.51	.34
Net realized and unrealized gain	.67		.96	.04	.76	1.34
Total from investment operations	.83		1.33	.45	1.27	1.68
Distributions to shareholders from:
Net investment income	(.23)		(.39)	(.36)	(.33)	(.26)
Net realized gain	(.35)		(.34)	(.10)	– (e)	–
Total distributions	(.58)		(.73)	(.46)	(.33)	(.26)
Net asset value, end of period	$12.35		$12.10	$11.50	$11.51	$10.57
Total Return(c)	7.15	%(d)	12.06%	4.00%	12.21%	18.69	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.22	%(d)	.45%	.45%	.45%	.45	%†(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.22	%(d)	.45%	.45%	.45%	.45	%†(d)
Expenses, excluding expense reductions and expenses assumed and waived	.36	%(d)	.74%	.75%	.83%	1.36	%†(d)
Net investment income	1.30	%(d)	3.18%	3.59%	4.63%	3.12	%†(d)
Supplemental Data:
Net assets, end of period (000)	$8,101		$3,737	$2,520	$715	$26
Portfolio turnover rate	9.61	%(d)	.00%	.00%	.00%	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30		10/20/2004(a) to
	(unaudited)		2006	2005	11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$12.14		$11.54	$11.53	$11.01
Investment operations:
Net investment income(b)	.20		.41	.38	.14
Net realized and unrealized gain	.67		.97	.13	.41
Total from investment operations	.87		1.38	.51	.55
Distributions to shareholders from:
Net investment income	(.26)		(.44)	(.40)	(.03)
Net realized gain	(.35)		(.34)	(.10)	–
Total distributions	(.61)		(.78)	(.50)	(.03)
Net asset value, end of period	$12.40		$12.14	$11.54	$11.53
Total Return(c)	7.43	%(d)	12.49%	4.57%	4.95	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.00%	.00	%(d)
Expenses, excluding expense reductions and expenses assumed and waived	.13	%(d)	.29%	.30%	.05	%(d)
Net investment income	1.66	%(d)	3.57%	3.32%	1.23	%(d)
Supplemental Data:
Net assets, end of period (000)	$817		$739	$531	$441
Portfolio turnover rate	9.61	%(d)	.00%	.00%	.00	%(d)

† The ratios have been determined on a Fund basis.

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2007 (unaudited)		6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.48		$15.00
Investment operations
Net investment income(b)	.02		.01
Net realized and unrealized gain	1.70		1.47
Total from investment operations	1.72		1.48
Distributions to shareholders from:
Net investment income	(.22)		-
Net realized gain	(.07)		-
Total distributions	(.29)		-
Net asset value, end of period	$17.91		$16.48
Total Return(c)	10.64	%(d)	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.34	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	.45	%(d)	2.58	%(g)
Net investment income	.15	%(d)	.12	%(g)
Supplemental Data:
Net assets, end of period (000)	$26,656		$8,432
Portfolio turnover rate	.00	%(d)	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2007 (unaudited)		6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.44		$15.00
Investment operations
Net investment loss(b)	(.04)		(.03)
Net realized and unrealized gain	1.70		1.47
Total from investment operations	1.66		1.44
Distributions to shareholders from:
Net investment income	(.21)		-
Net realized gain	(.07)		-
Total distributions	(.28)		-
Net asset value, end of period	$17.82		$16.44
Total Return(c)	10.30	%(d)	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.49	%(d)	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.49	%(d)	.97	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	.77	%(d)	2.91	%(g)
Net investment loss	(.22	)%(d)	(.43	)%(g)
Supplemental Data:
Net assets, end of period (000)	$3,613		$745
Portfolio turnover rate	.00	%(d)	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2007 (unaudited)		6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.44		$15.00
Investment operations
Net investment loss(b)	(.05)		(.03)
Net realized and unrealized gain	1.71		1.47
Total from investment operations	1.66		1.44
Distributions to shareholders from:
Net investment income	(.21)		-
Net realized gain	(.07)		-
Total distributions	(.28)		-
Net asset value, end of period	$17.82		$16.44
Total Return(c)	10.28	%(d)	9.60	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.49	%(d)	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.49	%(d)	.97	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	.77	%(d)	2.81	%(g)
Net investment loss	(.29	)%(d)	(.45	)%(g)
Supplemental Data:
Net assets, end of period (000)	$9,483		$1,232
Portfolio turnover rate	.00	%(d)	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2007 (unaudited)		6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.48		$15.00
Investment operations
Net investment income (loss)(b)	(.03)		-	(e)
Net realized and unrealized gain	1.74		1.48
Total from investment operations	1.71		1.48
Distributions to shareholders from:
Net investment income	(.20)		-
Net realized gain	(.07)		-
Total distributions	(.27)		-
Net asset value, end of period	$17.92		$16.48
Total Return(c)	10.56	%(d)	9.87	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.22	%(d)	.18	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.22	%(d)	.43	%(g)
Expenses, excluding expense reductions and expenses assumed and waived	.50	%(d)	13.53	%(g)
Net investment loss	(.15	)%(d)	(.05	)%(g)
Supplemental Data:
Net assets, end of period (000)	$181		$6
Portfolio turnover rate	.00	%(d)	.00	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class Y Shares
	Six Months Ended 5/31/2007 (unaudited)		6/29/2006(a) to 11/30/2006
Per Share Operating Performance
Net asset value, beginning of period	$16.51		$15.00
Investment operations
Net investment income(b)	.08		.04
Net realized and unrealized gain	1.68		1.47
Total from investment operations	1.76		1.51
Distributions to shareholders from:
Net investment income	(.23)		–
Net realized gain	(.07)		–
Total distributions	(.30)		–
Net asset value, end of period	$17.97		$16.51
Total Return(c)	10.86	%(d)	10.07	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00	%(d)(f)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00	%(f)(g)
Expenses, excluding expense reductions and expenses assumed and waived	.28	%(d)	2.79	%(g)
Net investment income	.48	%(d)	.64	%(g)
Supplemental Data:
Net assets, end of period (000)	$215		$167
Portfolio turnover rate	.00	%(d)	.00	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

(a) Commencement of investment operations and SEC effective date is June 29, 2006; date shares became available to the public is on June 30, 2006.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $(0.01).

(f) Amount is less than 0.01%.

(g) Annualized.

See Notes to Financial Statements.

Financial Highlights

WORLD GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.38		$15.62	$15.00
Investment operations
Net investment income(b)	.14		.16	.05
Net realized and unrealized gain	1.30		1.80	.62
Total from investment operations	1.44		1.96	.67
Distributions to shareholders from:
Net investment income	(.33)		(.20)	(.05)
Net realized gain	(.04)		–	–
Total distributions	(.37)		(.20)	(.05)
Net asset value, end of period	$18.45		$17.38	$15.62
Total Return(c)	8.44	%(d)	12.68%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.17	%(d)	.35%	.14	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.17	%(d)	.35%	.33	%(f)
Expenses, excluding expense reductions and expenses assumed and waived	.34	%(d)	.71%	2.58	%(f)
Net investment income	.78	%(d)	.98%	1.17	%(f)
Supplemental Data:
Net assets, end of period (000)	$224,437		$162,563	$26,193
Portfolio turnover rate	.00	%(d)	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.30		$15.59	$15.00
Investment operations
Net investment income(b)	.08		.05	.01
Net realized and unrealized gain	1.29		1.80	.62
Total from investment operations	1.37		1.85	.63
Distributions to shareholders from:
Net investment income	(.28)		(.14)	(.04)
Net realized gain	(.04)		–	–
Total distributions	(.32)		(.14)	(.04)
Net asset value, end of period	$18.35		$17.30	$15.59
Total Return(c)	8.04	%(d)	11.92%	4.24	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	.97	%(f)
Expenses, excluding expense reductions and expenses assumed and waived	.67	%(d)	1.35%	2.92	%(f)
Net investment income	.46	%(d)	.31%	.53	%(f)
Supplemental Data:
Net assets, end of period (000)	$20,632		$15,132	$2,386
Portfolio turnover rate	.00	%(d)	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.31		$15.59	$15.00
Investment operations
Net investment income(b)	.08		.06	.01
Net realized and unrealized gain	1.29		1.80	.62
Total from investment operations	1.37		1.86	.63
Distributions to shareholders from:
Net investment income	(.28)		(.14)	(.04)
Net realized gain	(.04)		–	–
Total distributions	(.32)		(.14)	(.04)
Net asset value, end of period	$18.36		$17.31	$15.59
Total Return(c)	8.04	%(d)	12.02%	4.23	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.50	%(d)	1.00%	.41	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.50	%(d)	1.00%	.97	%(f)
Expenses, excluding expense reductions and expenses assumed and waived	.67	%(d)	1.36%	2.81	%(f)
Net investment income	.43	%(d)	.34%	.52	%(f)
Supplemental Data:
Net assets, end of period (000)	$62,155		$42,048	$7,017
Portfolio turnover rate	.00	%(d)	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (continued)

WORLD GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.41		$15.63	$15.00
Investment operations
Net investment income(b)	.14		.10	.05
Net realized and unrealized gain	1.29		1.88	.62
Total from investment operations	1.43		1.98	.67
Distributions to shareholders from:
Net investment income	(.33)		(.20)	(.04)
Net realized gain	(.04)		–	–
Total distributions	(.37)		(.20)	(.04)
Net asset value, end of period	$18.47		$17.41	$15.63
Total Return(c)	8.32	%(d)	12.74%	4.48	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.22	%(d)	.42%	.13	%(d)
Expenses, excluding expense reductions and including expenses assumed and waived	.22	%(d)	.42%	.37	%†(f)
Expenses, excluding expense reductions and expenses assumed and waived	.39	%(d)	.84%	2.51	%†(f)
Net investment income	.80	%(d)	.59%	.79	%†(f)
Supplemental Data:
Net assets, end of period (000)	$30		$27	$1
Portfolio turnover rate	.00	%(d)	.00%	.06	%(d)

See Notes to Financial Statements.

Financial Highlights (concluded)

WORLD GROWTH & INCOME STRATEGY FUND

	Class Y Shares
	Six Months Ended 5/31/2007 (unaudited)		Year Ended 11/30/2006	6/29/2005(a) to 11/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$17.43		$15.64	$15.00
Investment operations
Net investment income(b)	.18		.34	.07
Net realized and unrealized gain	1.29		1.69	.62
Total from investment operations	1.47		2.03	.69
Distributions to shareholders from:
Net investment income	(.36)		(.24)	(.05)
Net realized gain	(.04)		–	–
Total distributions	(.40)		(.24)	(.05)
Net asset value, end of period	$18.50		$17.43	$15.64
Total Return(c)	8.58	%(d)	13.09%	4.63	%(d)
Ratios to Average Net Assets*:
Expenses, including expense reductions and expenses assumed and waived	.00	%(d)	.00%	.00	%(d)(e)
Expenses, excluding expense reductions and including expenses assumed and waived	.00	%(d)	.00%	.01	%†(e)(f)
Expenses, excluding expense reductions and expenses assumed and waived	.17	%(d)	.34%	2.15	%†(f)
Net investment income	1.03	%(d)	2.08%	1.15	%†(f)
Supplemental Data:
Net assets, end of period (000)	$1,165		$1,068	$778
Portfolio turnover rate	.00	%(d)	.00%	.06	%(d)

* Does not include expenses of the Underlying Funds in which the Fund invests.

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations and SEC effective date is June 29, 2005; date shares became available to the public is on July 1, 2005.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than 0.01%.

(f) Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Business Trust on August 16, 1993. The Trust currently consists of ten funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Income Strategy Fund ("Income Strategy Fund"), Lord Abbett Balanced Strategy Fund ("Balanced Strategy Fund"), Lord Abbett Diversified Equity Strategy Fund ("Diversified Equity Strategy Fund") and Lord Abbett World Growth & Income Strategy Fund ("World Growth & Income Strategy Fund"), Classes A, B, C, P and Y shares.

Income Strategy Fund's investment objective is to seek a high level of current income. Balanced Strategy Fund's investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund's investment objective is to seek capital appreciation. World Growth & Income Strategy Fund's investment objective is to seek long-term capital appreciation and growth of income. Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and World Growth & Income Strategy Fund invest in other mutual funds ("Underlying Funds") managed by Lord, Abbett & Co. LLC ("Lord Abbett").

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using

Notes to Financial Statements (unaudited)(continued)

the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro-rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee for the funds is based on average daily net assets at the following annual rates:

	Management Fees	Contractual Waiver(1)
Income Strategy Fund	.10%	.10%
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
World Growth & Income Strategy Fund	.10%	.10%

(1) For the six months ended May 31, 2007, Lord Abbett has contractually agreed to waive all of its management fees.

Notes to Financial Statements (unaudited)(continued)

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.19%
B	1.84%
C	1.84%
P	1.29%
Y	.84%

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Balanced Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.98%
B	1.63%
C	1.63%
P	1.08%
Y	.63%

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Diversified Equity Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.51%
B	2.16%
C	2.16%
P	1.61%
Y	1.16%

For the period from December 1, 2006 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the World Growth & Income Strategy Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	1.49%
B	2.14%
C	2.14%
P	1.59%
Y	1.14%

Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and the World Growth & Income Strategy Fund have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Strategy Fund and World Growth & Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by each of Fund of Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Fund on each Fund's Statement of Operations and Receivable from affiliates on each Fund's Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plans

Each Fund has adopted a distribution plan with respect to its Class A, B, C and P of shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class P
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

*  Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2007:

	Distributor Commissions	Dealers' Concessions
Income Strategy Fund	$92,843	$480,367
Balanced Strategy Fund	502,041	2,638,081
Diversified Equity Strategy Fund	86,074	469,698
World Growth & Income Strategy Fund	317,452	1,695,963

Distributor received CDSCs for the six months ended May 31, 2007:

	Class A	Class C
Income Strategy Fund	$15	$367
Balanced Strategy Fund	2,077	5,831
Diversified Equity Strategy Fund	-	611
World Growth & Income Strategy Fund	79	3,299

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly for Income Strategy Fund and Balanced Strategy Fund; declared and paid quarterly for World Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment;

Notes to Financial Statements (unaudited)(continued)

temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2007 and year ended November 30, 2006 are as follows:

	Income Strategy Fund		Balanced Strategy Fund
	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Ordinary income	$1,432,879	$1,120,026	$25,120,702	$38,655,359
Net long-term capital gains	93,137	-	37,660,347	32,435,841
Total distributions paid	$1,526,016	$1,120,026	$62,781,049	$71,091,200
	Diversified Equity Strategy Fund		World Growth & Income Fund
	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006*	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Ordinary income	$178,729	$-	$4,285,012	$1,409,765
Net long-term capital gains	58,292	-	495,733	25,029
Total distributions paid	$237,021	$-	$4,780,745	$1,434,794

*For the period June 29, 2006* (commencement of operations) to November 30, 2006.

As of May 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Income Strategy Fund	Balanced Strategy Fund
Tax cost	$72,955,195	$1,284,798,855
Gross unrealized gain	2,838,759	156,775,156
Gross unrealized loss	(122,979)	(4,669,479)
Net unrealized security gain	$2,715,780	$152,105,677
	Diversified Equity Strategy Fund	World Growth & Income Strategy Fund
Tax cost	$37,070,996	$280,507,533
Gross unrealized gain	2,896,489	27,948,312
Gross unrealized loss	-	(314,180)
Net unrealized security gain	$2,896,489	$27,634,132

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and other temporary tax adjustments.

Notes to Financial Statements (unaudited)(continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2007 are as follows:

	Purchases	Sales
Income Strategy Fund	$30,362,142	$-
Balanced Strategy Fund	219,457,609	128,466,039
Diversified Equity Strategy Fund	27,183,848	-
World Growth & Income Strategy Fund	78,119,746	-

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2007.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Trust. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

9. INVESTMENT RISKS

Income Strategy Fund's, Balanced Strategy Fund's, Diversified Equity Strategy Fund's and World Growth & Income Strategy Fund's (each, a "Strategic Allocation Fund") investments are each concentrated in the Underlying Funds and, as a result, a Strategic Allocation Fund's performance is directly related to the Underlying Fund's performance. Each Strategic Allocation Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Strategic Allocation Fund's particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Strategic Allocation Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Strategic Allocation Fund invests in them. The value of the Underlying Funds'

Notes to Financial Statements (unaudited)(continued)

investments and the net asset values of the shares of both the Strategic Allocation Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Strategic Allocation Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund's assessment of market conditions or companies held in the Underlying Fund is wrong, a Strategic Allocation Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will be invested entirely in equity funds and the World Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund's more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

INCOME STRATEGY FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	1,529,699	$24,345,341	1,726,668	$26,199,123
Converted from Class B**	1,754	28,226	51	774
Reinvestment of distributions	60,637	961,661	46,982	714,843
Shares reacquired	(158,778)	(2,522,987)	(235,131)	(3,570,176)
Increase	1,433,312	$22,7812,241	1,538,570	$23,344,564
Class B Shares*
Shares sold	142,118	$2,278,905	183,769	$2,790,956
Reinvestment of distributions	3,866	61,710	2,376	36,251
Shares reacquired	(19,896)	(319,571)	(19,538)	(298,316)
Converted to Class A**	(1,743)	(28,226)	(51)	(774)
Increase	124,345	$1,992,818	166,556	$2,528,117
Class C Shares
Shares sold	468,949	$7,523,733	545,786	$8,274,822
Reinvestment of distributions	10,162	162,352	6,040	92,028
Shares reacquired	(62,173)	(994,890)	(64,008)	(972,815)
Increase	416,938	$6,691,195	487,818	$7,394,035
Class P Shares
Shares sold	358.55	$5,707	3.174	$50
Reinvestment of distributions	5.594	90	2.980	45
Shares reacquired	(0.253)	(4)	-	-
Increase	363.891	$5,793	6.154	$95
Class Y Shares
Shares sold	4,067	$65,401	2,389	$36,637
Reinvestment of distributions	92	1,449	46	705
Shares reacquired	(1)	(22)	(1)	(14)
Increase	4,158	$66,828	2,434	$37,328

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)(continued)

BALANCED STRATEGY FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	9,550,666	$114,864,319	17,033,931	$197,386,779
Converted from Class B**	286,878	3,455,909	316,229	3,656,603
Reinvestment of distributions	4,045,755	48,089,733	4,899,209	55,721,324
Shares reacquired	(7,211,181)	(86,680,887)	(15,330,846)	(177,565,252)
Increase	6,672,118	$79,729,074	6,918,523	$79,199,454
Class B Shares*
Shares sold	1,048,684	$12,581,566	2,100,312	$24,327,038
Reinvestment of distributions	385,471	4,570,842	456,456	5,175,773
Shares reacquired	(753,337)	(9,034,719)	(1,718,149)	(19,907,421)
Converted to Class A**	(287,310)	(3,455,909)	(316,609)	(3,656,603)
Increase	393,508	$4,661,780	522,010	$5,938,787
Class C Shares
Shares sold	3,229,009	$38,634,557	4,701,920	$54,437,054
Reinvestment of distributions	428,809	5,077,202	415,510	4,710,662
Shares reacquired	(1,376,602)	(16,506,018)	(2,299,504)	(26,566,067)
Increase	2,281,216	$27,205,741	2,817,926	$32,581,649
Class P Shares
Shares sold	396,723	$4,726,878	205,770	$2,389,031
Reinvestment of distributions	17,809	211,342	15,010	170,508
Shares reacquired	(67,274)	(803,071)	(131,032)	(1,523,649)
Increase	347,258	$4,135,149	89,748	$1,035,890
Class Y Shares
Shares sold	3,215	$38,864	14,713	$172,696
Reinvestment of distributions	3,210	38,167	3,309	37,728
Shares reacquired	(1,366)	(16,455)	(3,163)	(36,911)
Increase	5,059	$60,576	14,859	$173,513

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)(continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006**
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,059,920	$17,831,582	515,890	$8,106,047
Converted from Class B*	191	3,369	-	-
Reinvestment of distributions	9,211	150,960	-	-
Shares reacquired	(92,841)	(1,574,544)	(4,357)	(69,626)
Increase	976,481	$16,411,367	511,533	$8,036,421
Class B Shares
Shares sold	170,854	$2,884,993	46,578	$736,696
Reinvestment of distributions	961	15,718	-	-
Shares reacquired	(14,177)	(241,605)	(1,287)	(20,469)
Converted to Class A*	(192)	(3,369)	-	-
Increase	157,446	$2,655,737	45,291	$716,227
Class C Shares
Shares sold	463,710	$7,791,555	74,931	$1,182,892
Reinvestment of distributions	1,282	20,973	-	-
Shares reacquired	(7,779)	(132,076)	-	-
Increase	457,213	$7,680,452	74,931	$1,182,892
Class P Shares
Shares sold	15,379.477	$259,789	336.39	$5,050
Reinvestment of distributions	5.580	92	-	-
Shares reacquired	(5,636.614)	(99,553)	-	-
Increase	9,748.443	$160,328	336.39	$5,050
Class Y Shares
Shares sold	1,675	$28,159	10,112	$161,035
Reinvestment of distributions	188	3,086	-	-
Increase	1,863	$31,245	10,112	$161,035

*  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

**  For the period June 29, 2006 (commencement of operations) to November 30, 2006.

Notes to Financial Statements (unaudited)(concluded)

WORLD GROWTH & INCOME STRATEGY FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	3,395,480	$60,056,159	8,426,259	$137,865,223
Converted from Class B**	8,358	148,325	8,891	145,511
Reinvestment of distributions	200,391	3,470,394	66,769	1,083,030
Shares reacquired	(788,665)	(13,957,942)	(827,870)	(13,634,908)
Increase	2,815,564	$49,716,936	7,674,049	$125,458,856
Class B Shares*
Shares sold	305,244	$5,366,238	901,619	$14,686,538
Reinvestment of distributions	14,945	257,450	3,631	58,523
Shares reacquired	(62,192)	(1,093,732)	(174,759)	(2,857,608)
Converted to Class A**	(8,397)	(148,325)	(8,927)	(145,511)
Increase	249,600	$4,381,631	721,564	$11,741,942
Class C Shares
Shares sold	1,175,823	$20,692,912	2,191,774	$35,848,498
Reinvestment of distributions	35,615	613,938	7,783	125,648
Shares reacquired	(254,774)	(4,488,784)	(219,985)	(3,586,984)
Increase	956,664	$16,818,066	1,979,572	$32,387,162
Class P Shares
Shares sold	115	$2,036	1,610	$25,197
Reinvestment of distributions	32	563	5	83
Shares reacquired	(36)	(632)	(145)	(2,354)
Increase	111	$1,967	1,470	$22,926
Class Y Shares
Shares sold	1,716	$30,695	13,767	$228,372
Reinvestment of distributions	1,383	24,021	793	12,835
Shares reacquired	(1,431)	(25,136)	(2,997)	(50,546)
Increase	1,668	$29,580	11,563	$190,661

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Investments In Underlying Funds (unaudited)

Income Strategy Fund, Balanced Strategy Fund, Diversified Equity Fund and World Growth & Income Strategy Fund invest in other funds ("Underlying Funds") managed by Lord Abbett. As of May 31, 2007 each Fund's long-term investments were allocated among the Underlying Funds as follows:

Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	12.04%
Lord Abbett Research Fund, Inc. – America's Value Fund – Class Y	20.24%
Lord Abbett Investment Trust – High Yield Fund – Class Y	39.81%
Lord Abbett Investment Trust – Total Return Fund – Class Y	27.91%

Balanced Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	35.70%
Lord Abbett Bond Debenture Fund, Inc. – Class Y	22.74%
Lord Abbett Investment Trust – High Yield Fund – Class Y	0.30%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	10.74%
Lord Abbett Research Fund, Inc. – Large Cap-Core Fund – Class Y	11.76%
Lord Abbett Investment Trust – Total Return Fund – Class Y	18.76%

Diversified Equity Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class Y	11.88%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	10.07%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	25.17%
Lord Abbett Securities Trust – International Opportunities Fund – Class Y	5.04%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	16.85%
Lord Abbett Large Cap Growth Fund – Class Y	21.98%
Lord Abbett Securities Trust – Value Opportunities Fund – Class Y	9.01%

World Growth & Income Strategy Fund's Investments:

Underlying Fund Name	% of Investments
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class Y	5.02%
Lord Abbett Securities Trust – International Core Equity Fund – Class Y	30.05%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class Y	25.02%
Lord Abbett Large Cap Growth Fund – Class Y	15.05%
Lord Abbett Investment Trust – Total Return Fund – Class Y	24.86%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2007, for each Underlying Fund are presented below. Each Underlying Fund's Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund's portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund's first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.LordAbbett.com or requested at no charge by calling Lord Abbett at 800-821-5129.

Investments In Underlying Funds (unaudited)

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
ExxonMobil Corp.	5.57%
Citigroup, Inc.	4.49%
AT&T Inc.	3.96%
Procter & Gamble Co. (The)	3.61%
General Electric Co.	3.42%
American Int'l. Group, Inc.	3.27%
Kraft Foods Inc. Class A	2.71%
Kroger Co. (The)	2.20%
CVS Caremark Corp.	2.15%
Wyeth	1.98%
Holdings by Sector*	% of Investments
Auto & Transportation	0.12%
Consumer Discretionary	7.96%
Consumer Staples	14.67%
Financial Services	20.23%
Healthcare	15.90%
Integrated Oils	5.57%
Materials and Processing	6.35%
Other	3.69%
Other Energy	2.19%
Producer Durables	3.88%
Technology	9.16%
Utilities	9.78%
Short-Term Investment	0.50%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America's Value Fund

Ten Largest Holdings	% of Investments
AT&T Inc.	2.97%
Bristol-Myers Squibb Co.	2.21%
R.R. Donnelley & Sons Co.	2.21%
Kraft Foods Inc., Class A	2.14%
Newell Rubbermaid, Inc.	2.07%
Ameren Corp.	2.04%
Puget Energy Inc.	2.03%
NiSource Inc.	1.99%
Chevron Corp.	1.94%
Eastman Chemical Co.	1.87%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	16.25%
Consumer Staples	8.78%
Energy	9.31%
Financials	15.09%
Healthcare	6.00%
Industrials	7.42%
Information Technology	3.40%
Materials	13.67%
Telecommunications Services	9.15%
Utilities	8.13%
Short-Term Investment	2.80%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 6.625%, 10/15/2007	1.29%
U.S. Treasury Note, 5.00%, 2/15/2011	1.03%
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.01%
Federal Home Loan Mortgage Corp., 5.75%, 4/15/2008	0.96%
CCH I LLC, 11.00%, 10/01/2015	0.91%
Allbritton Communications Co., 7.75%, 12/15/2012	0.86%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.81%
Federal National Mortgage Assoc., 6.00%, 4/01/2036	0.78%
Idearc Inc., 8.00%, 11/15/2016	0.67%
GMAC LLC., 7.25%, 3/02/2011	0.65%
Holdings by Sector*	% of Investments
Agency	8.74%
Banking	1.34%
Basic Industry	8.42%
Brokerage	0.36%
Capital Goods	8.19%
Consumer Cyclical	5.48%
Consumer Non-Cyclical	7.40%
Energy	9.26%
Finance & Investment	0.48%
Government Guaranteed	1.03%
Insurance	0.68%
Media	10.09%
Mortgage Backed	1.94%
Services Cyclical	11.19%
Services Non-Cyclical	6.00%
Technology & Electronics	5.40%
Telecommunications	6.07%
Utilities	6.50%
Short-Term Investment	1.43%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Monsanto Co.	2.45%
ITT Educational Services, Inc.	2.10%
Thermo Electron Corp.	2.09%
Shire Pharmaceuticals	2.02%
BE Aerospace, Inc.	1.98%
Range Resources Corp.	1.95%
Celgene Corp.	1.88%
NII Holdings, Inc.	1.81%
Rockwell Collins, Inc.	1.81%
Precision Castparts Corp.	1.78%
Holdings by Sector*	% of Investments
Auto & Transportation	0.67%
Consumer Discretionary	28.25%
Consumer Staples	2.34%
Financial Sevices	10.07%
Healthcare	16.71%
Materials & Processing	6.25%
Other	0.88%
Other Energy	9.03%
Producer Durables	5.89%
Technology	14.05%
Utilities	2.55%
Short-Term Investment	3.31%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Intelsat Ltd., 11.354%, 6/15/2013	1.91%
Univision Communications, Inc, 9.75%, 3/15/2015	1.85%
Qwest Corp., 8.605%, 6/15/2013	1.71%
General Motors Corp., 7.20%, 1/15/2011	1.50%
CCH I LLC, 11.00%, 10/01/2015	1.46%
Mandalay Resort Group, 10.25%, 8/01/2007	1.35%
Chesapeake Energy Corp., 6.25%, 1/15/2018	1.33%
Momentive Performance, 11.50%, 12/01/2016	1.31%
RBS Global & Rexnod Corp., 11.75%, 8/01/2016	1.26%
Ford Motor Credit Corp., 7.375%, 10/28/2009	1.23%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Basic Industry	12.15%
Capital Goods	10.19%
Consumer Cyclical	10.47%
Consumer Non-Cyclical	2.72%
Energy	8.70%
Media	12.78%
Services Cyclical	13.16%
Services Non-Cyclical	7.36%
Technology & Electronics	4.17%
Telecommunications	8.54%
Utilities	4.92%
Insurance	0.91%
Real Estate	0.48%
Short-Term Investments	3.45%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
National Bank of Greece S.A.	2.98%
BNP Paribas S.A.	2.46%
BAE Systems plc	2.27%
KBC Groupe	1.96%
Linde AG	1.77%
Vodafone Group Plc	1.73%
Aviva plc	1.72%
CEZ AS	1.72%
Alcan, Inc.	1.71%
Siemens AG	1.67%
Holdings by Sector*	% of Investments
Consumer Discretionary	9.31%
Consumer Staples	10.57%
Energy	4.88%
Financial Services	26.95%
Healthcare	5.20%
Industrials	13.39%
Information Technology	6.08%
Materials and Processing	8.90%
Telecommunications	7.13%
Utilities	5.25%
Short-Term Investment	2.34%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Bluebay Asset Management	3.21%
Prosegur Compania de Seguridad S.A.	2.38%
Neopost S.A.	2.31%
EganaGoldpfeil (Holdings) Ltd.	2.28%
Arques Industries AG	2.01%
Fresenius Medical Care AG & Co	1.90%
Wacker-Chemie AG	1.85%
Songa Offshore ASA	1.83%
Vedior N.V.	1.70%
Burberry Group plc	1.68%
Holdings by Sector*	% of Investments
Basic Materials	9.16%
Consumer Cyclicals	15.49%
Consumer Non-Cyclicals	5.72%
Energy	4.76%
Financials	9.30%
Healthcare	3.94%
Industrial Goods & Services	21.41%
Non-Property Financials	10.31%
Property and Property Services	6.08%
Technology	6.33%
Telecommunications	2.11%
Transportation	2.54%
Utilities	0.96%
Short-Term Investment	1.89%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large-Cap Core Fund

Ten Largest Holdings	% of Investments
Procter & Gamble Co. (The)	2.63%
AT&T Inc.	2.32%
General Electric Co.	2.24%
Monsanto Co.	2.19%
Exxon Mobil Corp.	2.18%
Activision, Inc.	1.86%
Kraft Foods Inc.	1.75%
Comcast Corp. Class A	1.64%
Corning, Inc.	1.61%
Kroger Co. (The)	1.60%

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	0.63%
Consumer Discretionary	13.55%
Consumer Staples	12.97%
Financial Services	13.57%
Healthcare	18.22%
Integrated Oils	3.68%
Materials and Processing	4.68%
Other	2.81%
Other Energy	2.32%
Producer Durables	5.94%
Technology	11.89%
Utilities	9.03%
Short-Term Investment	0.71%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large-Cap Growth Fund

Ten Largest Holdings	% of Investments
Celgene Corp.	3.95%
Gilead Sciences, Inc.	3.67%
Cisco Systems, Inc.	3.35%
Shire Pharmaceuticals	3.23%
Boeing Co. (The)	3.17%
Baxter International, Inc.	2.93%
St. Jude Medical, Inc.	2.91%
Memc Electronic Materials	2.90%
Google, Inc. Class A	2.74%
Research In Motion Ltd.	2.74%
Holdings by Sector*	% of Investments
Consumer Discretionary	15.35%
Consumer Staples	6.83%
Financial Services	10.97%
Healthcare	23.90%
Materials & Processing	1.56%
Other	1.36%
Other Energy	2.90%
Producer Durables	7.68%
Technology	24.92%
Utilities	3.63%
Short-Term Investment	0.90%
Total	100.00%

*A sector may comprise several industries.

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bond, 4.50%, 2/15/2036	4.05%
Citigroup/Deutsche Bank Comm., Mortgage Trust 5.392%, 1/15/2046	1.88%
Federal National Mortgage Assoc., 5.50%, 4/01/2037	1.84%
Federal Home Loan Mortgage Corp., 5.00%, 10/01/2020	1.70%
Federal National Mortgage Assoc., 5.955%, 8/01/2036	1.37%
Commercial Mortgage Pass-Through, 5.077%, 6/10/2044	1.27%
Merrill Lynch Mortgage Trust, 5.614%, 5/12/2039	1.23%
Federal National Mortgage Assoc., 5.987%, 12/01/2036	1.22%
Bear Stearns Commercial Mtg., 5.382%, 12/11/2040	1.16%
Federal National Mortgage Assoc., 4.625%, 10/15/2013	1.15%
Holdings by Sector*	% of Investments
Auto	0.09%
Basic Industry	0.13%
Consumer Cyclical	0.15%
Consumer Services	0.25%
Energy	0.47%
Financials Services	43.21%
Government	46.42%
Healthcare	0.45%
Integrated Oils	0.39%
Materials and Processing	0.91%
Producer Durables	0.37%
Technology	0.57%
Telecommunications	2.30%
Utilities	0.98%
Short-Term Investments	3.31%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Alliant Techsystems Inc.	2.95%
Harsco Corp.	2.85%
Carlisle Companies, Inc.	2.57%
Anixter Int'l., Inc.	2.55%
Cullen/Frost Bankers, Inc.	2.38%
Oshkosh Truck Corp.	1.86%
Carpenter Technology Corp.	1.59%
MSC Industrial Direct Co.,	1.55%
Hanover Compressor Co.	1.54%
IMS Health Inc.	1.54%

Investments In Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto & Tranportation	4.31%
Consumer Discretionary	6.13%
Consumer Staples	0.60%
Financial Services	10.92%
Healthcare	5.76%
Materials & Processing	22.49%
Other	4.04%
Other Energy	7.15%
Produce Durables	7.72%
Technology	13.24%
Utilities	7.99%
Short Term Investment	9.65%
Total	100.00%

*A sector may comprise several industries.

Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	386,828,820.771	3,098,837.05	–	–
William H.T. Bush	386,702,476.109	3,225,181.71	–	–
Robert B. Calhoun, Jr.	386,945,563.904	2,982,093.92	–	–
Robert S. Dow	386,980,202.952	2,947,454.87	–	–
Daria L. Foster	386,969,729.330	2,957,928.49	–	–
Julie A. Hill	386,936,338.390	2,991,319.43	–	–
Franklin W. Hobbs	386,946,254.453	2,981,403.37	–	–
Thomas J. Neff	386,869,882.134	3,057,775.69	–	–
James L.L. Tullis	386,933,769.035	2,993,888.79	–	–

Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for two peer groups, the first consisting of funds of funds with the same investment classification (the "first peer expense group") and the second consisting of funds with the same investment classification that are not funds of funds (the "second peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Income Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed noted that the Fund had commenced investment operations in June 2005 and accordingly it was not possible to draw conclusions regarding its investment performance. The Board observed that the investment performance of the Class A shares was in the first quintile of its performance universe for the nine-month period and in the second quintile of its performance universe for the one-year period and the fifteen-month period since inception. The Board observed that the investment performance was above that of the

Lipper Mixed-Asset Target Allocation Conservative Funds Index for the nine-month period and below that of the Index for the one-year period and the fifteen-month period since inception.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the two peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.19%, the total expense ratios of Class B and Class C to not more than 1.84%, the total expense ratio of Class P to not more than 1.29%, and the total expense ratio of Class Y to not more than 0.84%.

As to the first peer expense group, the Board observed that contractual management and administrative services fees were approximately eight basis points above the median of the peer group. The Board also observed that the actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately fourteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fifteen basis points below the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points below the median of the peer group, and the total expense ratio of Class Y was approximately twelve basis points below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately sixteen basis points below the median of the peer group, the total expense ratio of Class P was approximately nine basis points below the median of the peer group, and the total expense ratio of Class Y was approximately five basis points below the median of the peer group.

As to the second peer expense group, the Board observed that taking into account the indirect expenses, the total expense ratio of Class A was approximately eleven basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seventeen basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-four basis points below the median of the peer group and the total expense ratio of Class Y was approximately sixteen basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Balanced Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, and five-year periods and in the second quintile for the three-year and ten-year periods. The Board also observed that the investment performance was above that of the Lipper Balanced Funds Index for the nine-month, one-year, three-year, five-year, and ten-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the two peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 0.98%, the total expense ratios of Class B and Class C to not more than 1.63%, the total expense ratio of Class P to not more than 1.08%, and the total expense ratio of Class Y to not more than 0.63%.

As to the first peer expense group, the Board observed that the contractual and actual management fees were approximately the same as the median of the group. The Board also observed that the total expense ratio of Class A was approximately ten basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, and the total expense ratio of Class Y was approximately seven basis points below the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately twenty-six basis points below the median of the peer group.

As to the second peer expense group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately twelve basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class P was approximately twenty-four basis points below the median of the peer group, and the total expense ratio of Class Y was approximately eleven basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Diversified Equity Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that that the Fund had commenced investment operations in June 2006 and accordingly it was not possible to draw conclusions regarding its operations. The Board of the Investment Trust observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the three-month period since inception. The Board also observed that the investment performance was above that of the Lipper Multi-Cap Core Index for the three-month period since inception.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the two peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.51%, the total expense ratios of Class B and Class C to not more than 2.16%, the total expense ratio of Class P to not more than 1.61%, and the total expense ratio of Class Y to not more than 1.16%.

As to the first peer expense group, the Board observed that the contractual management fees were approximately the same as the median of the peer group and that the actual management fees were approximately one basis point below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty-three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately nineteen basis points below the median of the peer group, and the total expense ratio of Class Y was twelve basis points below the median of the peer group. The Board also observed that Lipper was unable to identify an appropriate peer group for Class P. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately eight basis points below the median of the peer group.

As to the second peer expense group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately eleven basis points below the median of the peer group, the total expense ratio of Class P was approximately nineteen basis points above the median of the peer group, and the total expense ratio of Class Y was approximately fourteen basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

World Growth & Income Strategy Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance that the Fund had commenced investment operations on June 29, 2005 and accordingly it was not possible to draw conclusions regarding its operations. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe and below that of the Lipper Global Multi-Cap Core Index for the nine-month and one-year periods and the fifteen-month period since inception.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the two peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement for the Fund that would limit the total expense ratio of Class A to not more than 1.49%, the total expense ratios of Class B and Class C to not more than 2.14%, the total expense ratio of Class P to not more than 1.59%, and the total expense ratio of Class Y to not more than 1.14%.

As to the first peer expense group, the Board observed that contractual and actual management and administrative services fees were approximately the same as the median of the peer group. The Board observed that the total expense ratio of Class A was approximately twenty basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, and the total expense ratio of Class Y was approximately the same as the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirteen basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, and the total expense ratio of Class Y was approximately fifteen basis points below the median of the peer group.

As to the second peer expense group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately nineteen basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class P was twenty-three basis points below the median of the peer group, and the total expense ratio of Class Y was approximately seventeen basis points below the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Funds' Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LASAF-3-0507

(07/07)

Lord Abbett Investment Trust

Lord Abbett Income Strategy Fund

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett World Growth & Income Strategy Fund

This report when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC

2007
lord abbett semiannual
report

Lord Abbett

Convertible Fund

High Yield Fund

Limited Duration U.S. Government & Government Sponsored Enterprises Fund

U.S. Government & Government Sponsored Enterprises Fund

For the six-month period ended May 31, 2007

Lord Abbett Investment Trust
Convertible Fund, High Yield Fund, Limited Duration U.S. Government & Government Sponsored Enterprises Fund, and U.S. Government & Government Sponsored Enterprises Fund

Semiannual Report

For the six-month period ended May 31, 2007

Dear Shareholders: We are pleased to provide you with this overview of the Funds' performance for the six-month period ended May 31, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended May 31, 2007?

A: Thus far in 2007, the main theme across the bond markets has been resilience in the face of exogenous shocks and tighter monetary policy on the part of several global central banks. The shocks came in February in the form of a 9% drop in Shanghai's stock market and a sharp increase in subprime mortgage defaults. Both events prompted a flight to quality,

1

driving the yield on 10-year Treasury notes down to 4.49% on March 7, the lowest level during 2007. Within weeks, however, the jitters subsided and the 10-year Treasury yield began to climb steadily, ultimately ending the period at 4.91%.

Economic data for the period were largely positive. Employment, wages, and consumer confidence were all strong. First quarter gross domestic product (GDP) growth, however, came in below expectations by 0.5%, at 1.3% in April, and then was revised down in May, to 0.6%. With mixed data and relatively low inflation, the Federal Reserve Board (the Fed) left the fed funds rate (the rate at which banks lend to one another) unchanged at 5.25% at its meetings on January 31, March 21, and May 9. In the most recently released Fed minutes, the board indicated that the U.S. economy continued to grow at a moderate pace, but that future rate decisions would depend on concerns about both economic growth and higher inflation.

Lord Abbett Convertible Fund

Q: How did the Convertible Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 7.1%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch All Convertibles Index,1 which returned 7.7% in the same period.

Q: What were the most significant factors affecting performance?

A: Detracting from the Fund's performance were Delta Air Lines, Inc., Lehman Brothers Holdings, Inc. (Starbucks Corp.), Internet software and services companies Symantec Corp. and Digital River, Inc., and Constellation Brands, Inc., an alcoholic beverage company. Among sectors, transportation, consumer discretionary, and media lagged.

Contributing to the Fund's performance were communication equipment firm CommScope, Inc., general contractors company Quanta Services, Inc., oil and gas pipelines firm Williams Companies, Inc., chemicals company Celanese Corp., and tobacco products company Universal Corp. Among sectors, technology, energy, and industrials were the top performers.

In terms of credit quality, the Fund had a slight underweight in non-investment-grade securities and a slight overweight in investment-grade securities, versus the benchmark. This detracted from performance as non-investment-grade securities outperformed those with an investment-grade rating.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of

2

portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett High Yield Fund

Q: How did the High Yield Fund perform during the six-month period ended May 31, 2007?

A: The Fund returned 6.8%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Merrill Lynch High Yield Master II Constrained Index,2 which returned 6.1% for the same period.

Q: What were the most significant factors affecting performance?

A: High-yield securities outperformed traditional investment-grade fixed-income securities by a wide margin during the six-month period ended May 31, 2007. During the period, investors showed a preference for riskier, lower-rated securities.

Within the high-yield market, 'C' rated bonds outperformed 'B' and 'BB' rated bonds, with the Merrill Lynch U.S. High Yield C-Rated Index3 up 10.33%, the Merrill Lynch U.S. High Yield B-Rated Index3 up 6.20%, and the Merrill Lynch U.S. High Yield BB-Rated Index3 up 3.99%. The Fund's underweight position in 'BB' rated holdings helped performance relative to the benchmark, as they did not perform as well as lower-rated holdings.

The health services, media/cable, and media/broadcast industries contributed to the Fund's performance. Detracting from the Fund's performance were real estate development and management and agriculture.

Among the individual credits adding to performance were Stanadyne Corp., a supplier of fuel systems products; Clarke American Corp., a provider of checks and related products and services; Charter Communications, Inc., an operator of cable television systems; CDRV Investors, Inc., a holding company associated with systems-related products provider; and Ply Gem Industries, Inc., a maker of residential exterior building products.

The most significant individual holdings detracting from performance were NTK Holdings, a maker of air conditioning, heating, ventilation, and related products; Tembec Inc., a forest products company; Claire's Stores, Inc., a retailer of value-priced costume jewelry and accessories; Realogy Corp., a real estate and relocation services company; and Archer Daniels Midland Co., one of the world's largest processors of oilseeds, corn, and wheat.

The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

3

Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

Q: How did the Funds perform during the six-month period ended May 31, 2007?

A: Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund returned 1.1%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers Intermediate Government Bond Index,4 which returned 1.0% for the same period.

Lord Abbett U.S. Government & Government Sponsored Enterprises Fund returned 0.3%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Lehman Brothers Government Bond Index,5 which returned 0.5%.

Q: What were the most significant factors affecting performance?

A: Both the U.S. Government Fund and the Limited Duration Fund out-yielded their benchmarks over the six-month period. The main contributor to performance relative to the Funds' benchmarks over the six-month period was an overweight in mortgage-backed securities (MBS) – specifically in adjustable-rate mortgages (ARM). Beginning at the end of last year, the portfolios began building a large overweight in these securities in anticipation of their inclusion in one of the largest broad market indexes, the Lehman Brothers U.S. Aggregate Bond Index. By focusing on high-coupon MBS, the portfolios benefit from the higher income stream, cushioning the impact of bond price decreases.

For both Funds, an underweight in agency bonds detracted from performance relative to their benchmarks. As the portfolios chose to focus their spread exposure on the MBS market, agency positions were reduced. The agency market outperformed marginally for the period.

Specific to the Limited Duration Fund, the portfolio's large overweight in commercial mortgage-backed securities (CMBS) aided relative performance. The portfolio took advantage of the opportunity to add yield to the Fund by increasing the portfolio's CMBS, a sector where fundamentals remain favorable. Despite downward pressures in the residential market, commercial real estate occupancy, corporate profitability and employment remain strong. The portfolio continues to focus on adding assets in the highest credit quality segment in the sector.

4

Given current valuations, as some of the short maturity, high-quality corporate bonds in the portfolio matured, some securities were replaced with CMBS or asset-backed securities (ABS). For much of the period, this subset of the corporate bond market did better than CMBS. Thus, the reallocation diminished returns from a perspective of opportunity cost.

The Funds' portfolios are actively managed and, therefore, their holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

5

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The Merrill Lynch All Convertibles Index consists of publicly traded U.S. issues convertible into shares, including traditional and mandatory convertibles.

2  The Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

3  The Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market. The indexes for CCC, B, and BB are part of the Merrill Lynch High Yield Index, with the only difference being the addition of a ratings filter.

4  The Lehman Brothers Intermediate Government Bond Index is an unmanaged index comprised of all the bonds issued by Lehman Brothers Government Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

5  The Lehman Brothers Government Bond Index is a market value-weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense reimbursements were in place for the U.S. Government Fund and the Limited Duration Fund. Without such expense reimbursements, the Funds' returns would have been lower.

The views of each Fund's management and the portfolio holdings described in this report are as of May 31, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see each Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

6

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2006 through May 31, 2007).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 12/1/06 – 5/31/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

7

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,071.20	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.19
Class B
Actual	$1,000.00	$1,068.00	$9.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.54	$9.45
Class C
Actual	$1,000.00	$1,067.20	$9.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.54	$9.45
Class P
Actual	$1,000.00	$1,070.40	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.23	$6.74
Class Y
Actual	$1,000.00	$1,072.90	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.43

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.88% for Classes B and C, 1.34% for Class P and 0.88% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2007

Sector*	%**
Consumer Discretionary	3.59%
Consumer Staples	8.93%
Energy	10.22%
Financials	9.86%
Healthcare	10.31%
Industrials	9.54%
Materials	3.65%
Media	5.39%
Miscellaneous	1.81%
Technology	23.78%
Telecommunications	3.07%
Transportation	2.70%
Utilities	4.86%
Short-Term Investment	2.29%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

8

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,067.60	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.14
Class B
Actual	$1,000.00	$1,064.20	$9.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.61	$9.40
Class C
Actual	$1,000.00	$1,064.00	$9.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.61	$9.40
Class P
Actual	$1,000.00	$1,067.10	$6.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.37	$6.64
Class Y
Actual	$1,000.00	$1,068.40	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.38

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.22% for Class A, 1.87% for Classes B and C, 1.32% for Class P and 0.87% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2007

Sector*	%**
Basic Industry	12.58%
Capital Goods	10.56%
Consumer Cyclical	10.84%
Consumer Non-Cyclical	2.82%
Energy	9.01%
Media	13.23%
Services Cyclical	13.62%
Services Non-Cyclical	7.63%
Technology & Electronics	4.32%
Telecommunications	8.85%
Utility	5.10%
Insurance	0.94%
Real Estate	0.50%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

9

Limited Duration U.S. Government & Government Sponsored Enterprises Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,010.90	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class B
Actual	$1,000.00	$1,010.00	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.20	$7.80
Class C
Actual	$1,000.00	$1,010.00	$7.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.21	$7.80
Class Y
Actual	$1,000.00	$1,012.70	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$2.77

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.55% for Classes B and C, and 0.55% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2007

Credit Rating:	%*
AAA	71.34%
A	0.78%
BBB+	0.67%
BBB-	0.06%
U. S. Treasury	25.02%
Short-Term Investment	2.13%
Total	100.00%

*  Represents percent of total investments.

10

U.S. Government & Government Sponsored Enterprises Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/06	5/31/07	12/1/06 – 5/31/07
Class A
Actual	$1,000.00	$1,003.00	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44
Class B
Actual	$1,000.00	$999.50	$9.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.31	$9.70
Class C
Actual	$1,000.00	$999.60	$9.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.30	$9.70
Class Y
Actual	$1,000.00	$1,001.00	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.31	$4.68

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.28% for Class A, 1.93% for Classes B and C, and 0.93% for Class Y) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Credit Rating

May 31, 2007

Credit Rating:	%*
AAA	75.54%
U. S. Treasury	13.08%
Short-Term Investments	11.38%
Total	100.00%

*  Represents percent of total investments.

11

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2007

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 98.86%
COMMON STOCKS 1.78%
Airlines 0.64%
Delta Air Lines, Inc.*			113	$2,146,916
Broadcast & Cable 0.71%
News Corp., Class B			100	2,363,000
Foods 0.43%
SUPERVALU INC.			30	1,423,769
Total Common Stocks (cost $6,014,996)				5,933,685
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 73.26%
Advertising 1.39%
Omnicom Group Inc.	Zero Coupon	7/1/2038	$4,250	4,637,813
Aerospace & Defense 3.07%
L-3 Communications Corp.	3.00%	8/1/2035	4,165	4,633,562
Lockheed Martin Corp.	5.11%#	8/15/2033	3,993	5,587,165
Total				10,220,727
Airlines 0.85%
JetBlue Airways Corp.	3.50%	7/15/2033	2,925	2,833,594
Biotechnology 2.92%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	2,380	3,052,350
Cephalon, Inc.	Zero Coupon	6/15/2033	3,410	4,850,725
Incyte Corp.	3.50%	2/15/2011	2,000	1,830,000
Total				9,733,075
Broadcast & Cable 1.33%
Lehman Brothers Holdings, Inc. (convertible into News Corp., Class A)	0.45%	12/27/2013	4,500	4,430,250
Commercial Services 1.48%
Quanta Services, Inc.	4.50%	10/1/2023	1,800	4,927,500

See Notes to Financial Statements.
12

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Communications Equipment 6.67%
ADC Telecommunications, Inc.	5.729%#	6/15/2013	$5,650	$5,416,937
Arris Group, Inc.	2.00%	11/15/2026	3,830	4,769,882
Ciena Corp.	0.25%	5/1/2013	3,625	3,670,313
CommScope, Inc.	1.00%	3/15/2024	1,940	4,910,625
Lucent Technologies Inc.	2.75%	6/15/2023	3,295	3,463,869
Total				22,231,626
Conglomerates 2.86%
Chemed Corp.†	1.875%	5/15/2014	2,000	2,080,000
EnPro Industries, Inc.	3.938%	10/15/2015	2,320	3,384,300
Roper Industries, Inc.	1.481%	1/15/2034	5,500	4,076,875
Total				9,541,175
Cosmetics 1.22%
Chattem, Inc.	2.00%	11/15/2013	3,250	4,062,500
Diversified Financials 1.13%
Merrill Lynch & Co., Inc.	Zero Coupon	3/13/2032	2,825	3,753,013
e-Commerce 1.93%
Digital River, Inc.	1.25%	1/1/2024	2,745	3,448,406
Priceline.com, Inc.	1.00%	8/1/2010	1,910	2,970,050
Total				6,418,456
Electronic Equipment & Instruments 1.03%
Itron, Inc.	2.50%	8/1/2026	2,780	3,419,400
Entertainment 1.29%
Walt Disney Co. (The)	2.125%	4/15/2023	3,475	4,291,625
Foods 2.61%
Archer Daniels Midland Co.†	0.875%	2/15/2014	3,125	3,066,406
Morgan Stanley (convertible into Nestle S.A.)†	1.00%	3/30/2012	4,275	5,638,725
Total				8,705,131
Health Equipment & Supply 2.20%
Credit Suisse (convertible into Conceptus Inc.)	8.08%	4/14/2008	11,410	2,219,777
Fisher Scientific International Inc.	3.25%	3/1/2024	2,200	3,294,500

See Notes to Financial Statements.
13

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Equipment & Supply (continued)
Kyphon Inc.†	1.00%	2/1/2012	$1,775	$1,790,531
Total				7,304,808
Household Products 1.13%
Church & Dwight Co., Inc.	5.25%	8/15/2033	2,275	3,776,500
Insurance: Life 1.50%
Prudential Financial, Inc.	2.94%#	12/12/2036	4,800	5,004,000
Internet Software & Services 0.61%
Equinix, Inc.	2.50%	4/15/2012	2,000	2,030,000
IT Services 2.85%
Amdocs Ltd. (Island of Guernsey)(b)	0.50%	3/15/2024	2,665	2,758,275
Electronic Data Systems Corp.	3.875%	7/15/2023	5,100	5,265,750
Trizetto Group, Inc. (The)†	1.125%	4/15/2012	1,460	1,481,900
Total				9,505,925
Lodging 0.82%
Hilton Hotels Corp.	3.375%	4/15/2023	1,700	2,726,375
Machinery 1.26%
Danaher Corp.	Zero Coupon	1/22/2021	3,870	4,184,438
Miscellaneous: Energy 1.27%
Covanta Holding Corp.	1.00%	2/1/2027	4,150	4,233,000
Miscellaneous: Financial 2.84%
Lehman Brothers, Inc. (linked to the iShares S&P Global Financials Sector Index Fund)	0.25%	10/12/2011	3,100	3,358,230
Morgan Stanley (linked to a basket of Asian/Euro equity indices)†	0.25%	1/15/2013	4,750	6,085,225
Total				9,443,455
Natural Gas Diversified 1.54%
NorthernStar Natural Gas LLC PIK†	5.00%#	5/15/2013	1,071	1,076,435
PG&E Corp.	9.50%	6/30/2010	1,145	4,051,869
Total				5,128,304
Oil: Integrated 1.70%
Devon Energy Corp.	4.90%	8/15/2008	3,695	5,648,731

See Notes to Financial Statements.
14

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Services 2.02%
Cal Dive International, Inc.	3.25%	12/15/2025	$2,300	$3,337,875
Cameron International Corp.	2.50%	6/15/2026	2,800	3,402,000
Total				6,739,875
Pharmaceuticals 5.32%
Celgene Corp.	1.75%	6/1/2008	405	2,048,287
Gilead Sciences, Inc.	0.625%	5/1/2013	3,000	3,630,000
Isis Pharmaceuticals Inc.	2.625%	2/15/2027	3,080	3,049,200
Teva Pharmaceutical Finance, LLC, Series A (Israel)(b)	0.50%	2/1/2024	3,050	3,385,500
Wyeth	4.877%#	1/15/2024	4,920	5,593,056
Total				17,706,043
Real Estate 1.00%
Vornado Realty Trust	3.625%	11/15/2026	1,800	1,800,000
Vornado Realty L.P.	3.875%	4/15/2025	1,105	1,535,950
Total				3,335,950
Retail: Food & Drug 0.60%
Nash-Finch Co. (0.00% after 3/15/2013)(c)	1.631%	3/15/2035	3,685	1,985,294
Retail: Multiline 1.23%
BNP Paribas (convertible into CVS Caremark Corp.) (France)†(b)	6.70%	12/14/2007	3,690	4,085,457
Semiconductors 4.38%
Agere Systems, Inc.	6.50%	12/15/2009	6,220	6,375,500
Cypress Semiconductor Corp.†	1.00%	9/15/2009	1,720	1,836,100
LSI Corp.	4.00%	5/15/2010	3,000	3,030,000
STMicroelectronics N.V. (Netherlands)(b)	Zero Coupon	2/23/2016	3,140	3,353,520
Total				14,595,120
Software: Applications & Systems 5.61%
Cadence Design Systems, Inc.†	1.375%	12/15/2011	2,850	3,387,937
EMC Corp.	1.75%	12/1/2011	4,350	5,230,875
Macrovision Corp.	2.625%	8/15/2011	3,410	4,066,425
SPSS Inc.†	2.50%	3/15/2012	2,680	3,132,250
Sybase, Inc.	1.75%	2/22/2025	2,600	2,863,250
Total				18,680,737

See Notes to Financial Statements.
15

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities: Electric 2.49%
PPL Energy Supply LLC	2.625%	5/15/2023	$1,980	$3,660,525
Unisource Energy Corp.	4.50%	3/1/2035	4,205	4,636,013
Total				8,296,538
Wireless Communications Services 3.11%
American Tower Corp.	3.00%	8/15/2012	2,195	4,757,663
Nextel Communications, Inc.	5.25%	1/15/2010	5,645	5,602,662
Total				10,360,325
Total Convertible Bonds (cost $216,001,273)				243,976,760
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 22.81%
Autos 0.48%
Ford Motor Co. Capital Trust II	6.50%		44	1,605,788
Chemicals 1.41%
Celanese Corp.	4.25%		99	4,699,686
Broadcast & Cable 0.73%
News Corp Finance TR II†	0.75%		2	2,432,652
Communications Equipment 0.98%
Lucent Technologies Capital Trust I	7.75%		3	3,262,937
Diversified Financials 1.03%
Affiliated Managers Group, Inc.	5.10%		57	3,432,000
Diversified Metals & Mining 1.26%
Freeport-McMoRan Copper & Gold Inc.	6.75%		34	4,209,655
Foods 2.54%
Bunge Ltd. (Bermuda)(b)	4.875%		32	3,528,000
Lehman Brothers Holdings, Inc. (convertible into General Mills, Inc.)	6.25%		172	4,931,784
Total				8,459,784
Insurance: Life 1.30%
MetLife Inc.	6.375%		128	4,321,030

See Notes to Financial Statements.
16

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2007

Investments	Interest Rate	Shares (000)	Value
Insurance: Multi-Line 1.15%
Fortis Insurance N.V. (Netherlands)†(b)	7.75%	255	$3,823,757
Insurance: Reinsurance 0.95%
IPC Holdings Ltd. (Bermuda)(b)	7.25%	111	3,165,209
Miscellaneous: Industrials 0.98%
Morgan Stanley (convertible into ABB Ltd.)†	7.30%	172	3,265,641
Natural Gas Diversified 2.09%
Williams Cos., Inc. (The)	5.50%	47	6,971,594
Oil: Integrated 1.16%
Chesapeake Energy Corp.	4.50%	37	3,849,125
Oil Services 0.56%
Morgan Stanley (convertible into Valero Energy Corp.)†	7.25%	25	1,861,756
Railroads 1.24%
Kansas City Southern	5.125%	3	4,132,875
Real Estate 0.91%
Simon Property Group, Inc.	6.00%	35	3,015,137
Restaurants 0.51%
Lehman Brothers Holdings, Inc. (convertible into Starbucks Corp.)	5.53%	57	1,707,689
Tobacco 1.10%
Universal Corp.	6.75%	2	3,659,580
Utilities: Electric 2.43%
AES Trust III	6.75%	62	3,103,326
Entergy Corp.	7.625%	72	4,987,254
Total			8,090,580
Total Convertible Preferred Stocks (cost $63,487,303)			75,966,475

See Notes to Financial Statements.
17

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2007

Investments	Shares	U.S. $ (000)	Value
FOREIGN COMMON STOCK 1.01%
United Kingdom
Anglo American plc(a) (cost $2,282,349)		56	$3,374,086
Total Long-Term Investments (cost $287,785,921)			329,251,006
		Principal Amount (000)	Value
SHORT-TERM INVESTMENT 2.32%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $8,115,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $7,881,288; proceeds: $7,724,318 (cost $7,723,309)		$7,723	$7,723,309
Total Investments in Securities 101.18% (cost $295,509,230)			336,974,315
Liabilities in Excess of Other Assets (1.18%)			(3,923,341)
Net Assets 100.00%			$333,050,974

  PIK  Payment-in-kind at 7.00%.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.

  (a)  Investment in non-U.S. dollar denominated securities.

  (b)  Foreign security traded in U.S. dollars.

  (c)  The notes, which were offered at an issue price of $466.11 per note, will be redeemed by the issuer on the maturity date, at $1,000 per note.

See Notes to Financial Statements.
18

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.92%
CONVERTIBLE BOND 0.66%
Agriculture
Archer Daniels Midland Co.† (cost $1,488,584)	0.875%	2/15/2014	$1,500	$1,471,875
HIGH YIELD CORPORATE BONDS 96.26%
Aerospace/Defense 3.81%
Armor Holdings, Inc.	8.25%	8/15/2013	1,000	1,070,000
Esterline Technologies Corp.	7.75%	6/15/2013	1,000	1,037,500
Hawker Beechcraft Corp.†	9.75%	4/1/2017	1,260	1,351,350
L-3 Communications Corp.	6.125%	1/15/2014	2,000	1,987,500
Moog Inc., Class A	6.25%	1/15/2015	2,000	2,010,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	1,050	1,082,812
Total				8,539,162
Auto Loans 1.94%
Ford Motor Credit Co.	7.375%	10/28/2009	2,750	2,761,063
Ford Motor Credit Co.	9.75%	9/15/2010	1,500	1,591,085
Total				4,352,148
Auto Parts & Equipment 2.64%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	750	708,750
Lear Corp.(d)	8.50%	12/1/2013	1,500	1,470,000
Stanadyne Corp.	10.00%	8/15/2014	1,300	1,394,250
Stanadyne Holdings (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	1,000	835,000
TRW Automotive Inc.†	7.25%	3/15/2017	1,500	1,511,250
Total				5,919,250
Automotive 2.42%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	1,000	1,030,000
Ford Motor Co.	9.50%	9/15/2011	1,000	1,025,000
General Motors Corp.	7.20%	1/15/2011	3,500	3,368,750
Venture Holdings Trust*(b)	9.50%	7/1/2005	250	1,250
Total				5,425,000

See Notes to Financial Statements.
19

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverage 0.35%
Cerveceria Nacional Dominicana (Dominican Republic)†(a)	8.00%	3/27/2014	$750	$778,125
Building & Construction 0.44%
D.R. Horton, Inc.	5.00%	1/15/2009	1,000	987,846
Building Materials 0.34%
Associated Materials Inc. (11.25% after 3/1/2009)**	Zero Coupon	3/1/2014	500	387,500
NTK Holdings Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	500	377,500
Total				765,000
Chemicals 4.98%
Dow Chemical Co. (The)(d)	6.125%	2/1/2011	1,000	1,017,314
Equistar Chemicals, L.P.	8.75%	2/15/2009	1,500	1,571,250
Ineos Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	2,500	2,528,125
MacDermid, Inc.†	9.50%	4/15/2017	550	583,000
Momentive Performance†	11.50%	12/1/2016	2,800	2,954,000
Nalco Co.	7.75%	11/15/2011	1,000	1,040,000
NOVA Chemicals Corp. (Canada)(a)	6.50%	1/15/2012	1,500	1,462,500
Total				11,156,189
Consumer Products 0.19%
Spectrum Brands, Inc.	7.375%	2/1/2015	500	426,250
Diversified Capital Goods 1.84%
Mueller Water Products, Inc.†	7.375%	6/1/2017	300	304,723
Park-Ohio Industries, Inc.	8.375%	11/15/2014	1,000	990,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	2,500	2,831,250
Total				4,125,973
Electric: Generation 2.30%
Dynegy Holdings, Inc.	8.375%	5/1/2016	950	991,562
Edison Mission Energy	7.75%	6/15/2016	1,500	1,567,500
NRG Energy, Inc.	7.375%	1/15/2017	2,500	2,603,125
Total				5,162,187

See Notes to Financial Statements.
20

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated 1.71%
CMS Energy Corp.	9.875%	10/15/2007	$1,500	$1,529,380
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	2,305,000
Total				3,834,380
Electronics 2.04%
Freescale Semiconductor, Inc. PIK†	9.125%	12/15/2014	2,500	2,487,500
NXP B.V. (Netherlands)†(a)	9.50%	10/15/2015	2,000	2,080,000
Total				4,567,500
Energy: Exploration & Production 4.07%
Chesapeake Energy Corp.(d)	6.25%	1/15/2018	3,000	2,992,500
Cimarex Energy Co.	7.125%	5/1/2017	1,500	1,526,250
KCS Energy Services, Inc.	7.125%	4/1/2012	1,500	1,507,500
Pogo Producing Co.	6.875%	10/1/2017	1,425	1,449,937
Quicksilver Resources, Inc.	7.125%	4/1/2016	1,000	997,500
Range Resources Corp.	6.375%	3/15/2015	650	643,500
Total				9,117,187
Environmental 2.35%
Aleris International, Inc.†	10.00%	12/15/2016	2,500	2,640,625
Allied Waste North America, Inc.	7.875%	4/15/2013	2,500	2,625,000
Total				5,265,625
Food & Drug Retailers 2.19%
Ingles Markets, Inc.	8.875%	12/1/2011	1,000	1,045,000
Rite Aid Corp.	8.625%	3/1/2015	1,250	1,218,750
Rite Aid Corp.†(c)	9.375%	12/15/2015	1,500	1,515,000
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	1,075	1,123,375
Total				4,902,125
Forestry/Paper 1.82%
Bowater, Inc.	9.50%	10/15/2012	2,000	2,035,000
Rock-Tenn Company, Class A	8.20%	8/15/2011	800	852,000
Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	2,000	1,187,500
Total				4,074,500
Gaming 5.80%
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,200	1,069,422
Las Vegas Sands Corp.	6.375%	2/15/2015	2,000	1,965,000

See Notes to Financial Statements.
21

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)
Mandalay Resort Group	10.25%	8/1/2007	$3,000	$3,030,000
MGM Mirage, Inc.	7.50%	6/1/2016	1,300	1,287,000
River Rock Entertainment Authority	9.75%	11/1/2011	1,100	1,168,750
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,000	1,047,500
Station Casinos, Inc.	6.50%	2/1/2014	1,496	1,393,150
Turning Stone Casino Resort†	9.125%	12/15/2010	1,000	1,020,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,000	1,008,750
Total				12,989,572
Gas Distribution 1.86%
Inergy Finance, L.P.	8.25%	3/1/2016	1,675	1,779,687
MarkWest Energy Partners, L.P.	6.875%	11/1/2014	700	690,375
Williams Cos., Inc. (The)	7.875%	9/1/2021	1,500	1,687,500
Total				4,157,562
Health Services 5.04%
AmeriPath Intermediate Holdings PIK†	10.65%#	2/15/2014	675	680,062
CDRV Investors, Inc. (9.625% after 1/1/2010)**	Zero Coupon	1/1/2015	2,000	1,827,500
HCA, Inc.	6.25%	2/15/2013	1,200	1,120,500
HCA, Inc.	6.375%	1/15/2015	3,000	2,655,000
HCA, Inc.†	9.125%	11/15/2014	1,500	1,631,250
Sun Healthcare Group, Inc.†	9.125%	4/15/2015	1,225	1,292,375
United Surgical Partners International, Inc. PIK†	9.25%	5/1/2017	2,000	2,077,500
Total				11,284,187
Hotels 1.15%
Gaylord Entertainment Co.	8.00%	11/15/2013	1,500	1,575,000
Host Marriott L.P.(d)	6.375%	3/15/2015	1,000	1,001,250
Total				2,576,250
Integrated Energy 1.34%
Aventine Renewable Energy Holdings, Inc.†	10.00%	4/1/2017	500	522,500
VeraSun Energy Corp.†	9.375%	6/1/2017	300	300,375
VeraSun Energy Corp.	9.875%	12/15/2012	2,000	2,180,000
Total				3,002,875

See Notes to Financial Statements.
22

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery 2.73%
Baldor Electric Co.	8.625%	2/15/2017	$975	$1,053,000
CNH Global N.V. (Netherlands)(a)	9.25%	8/1/2011	1,250	1,318,750
Columbus McKinnon Corp.	8.875%	11/1/2013	1,500	1,612,500
Manitowoc Co., Inc. (The)	10.50%	8/1/2012	2,000	2,125,000
Total				6,109,250
Media: Broadcast 5.09%
Barrington Broadcasting Co. LLC†	10.50%	8/15/2014	2,000	2,130,000
Bonten Media Acquisition PIK†	9.00%	6/1/2015	1,350	1,356,750
CMP Susquehanna†	9.875%	5/15/2014	1,700	1,742,500
Univision Communications Inc. PIK†	9.75%	3/15/2015	4,000	4,160,000
XM Satellite Radio Holdings Inc.	9.75%	5/1/2014	2,000	2,020,000
Total				11,409,250
Media: Cable 4.15%
CCH I LLC	11.00%	10/1/2015	3,000	3,277,500
CCH I LLC	11.75%	5/15/2014	1,050	1,065,750
Charter Communications Holdings/ Charter Capital	11.125%	1/15/2011	1,200	1,230,000
Charter Communications Holdings/ Charter Capital	11.75%	5/15/2011	130	135,200
Charter Communications Holdings LLC	9.92%	4/1/2011	86	86,430
Charter Communications Holdings LLC	12.125%	1/15/2012	130	135,850
DIRECTV Holdings LLC/Finance(d)	6.375%	6/15/2015	1,000	972,500
Echostar DBS Corp.	7.00%	10/1/2013	950	977,313
Mediacom Broadband LLC/Corp.	8.50%	10/15/2015	1,365	1,423,012
Total				9,303,555
Media: Services 0.70%
Idearc Inc.†(d)	8.00%	11/15/2016	1,500	1,561,875
Metals/Mining Excluding Steel 3.99%
Alpha Natural Resources	10.00%	6/1/2012	2,500	2,696,875
Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	1,800	1,971,000
Noranda Aluminum Acqusition Corp. PIK†	9.36%#	5/15/2015	2,150	2,182,250
Novelis, Inc. (Canada)(a)	7.25%	2/15/2015	600	636,000
Peabody Energy Corp.	5.875%	4/15/2016	1,500	1,453,125
Total				8,939,250

See Notes to Financial Statements.
23

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Insurance 0.91%
USI Holdings Corp.†	9.75%	5/15/2015	$2,000	$2,035,000
Non-Electric Utilities 0.92%
SEMCO Energy, Inc.	7.75%	5/15/2013	2,000	2,066,966
Non-Food & Drug Retailers 3.06%
Bon-Ton Department Stores Inc.	10.25%	3/15/2014	1,000	1,060,000
Brookstone Co. Inc.	12.00%	10/15/2012	1,000	1,060,000
Claire's Stores, Inc.†	10.50%	6/1/2017	1,050	1,032,938
Neiman Marcus Group, Inc. (The)	10.375%	10/15/2015	1,000	1,130,000
Yankee Acquisition Corp.	9.75%	2/15/2017	2,500	2,568,750
Total				6,851,688
Oil Field Equipment & Services 1.46%
Complete Production Services, Inc.†	8.00%	12/15/2016	725	757,625
Hanover Equipment Trust 2001, Series B	8.75%	9/1/2011	1,750	1,815,625
PHI, Inc.	7.125%	4/15/2013	700	689,500
Total				3,262,750
Packaging 1.14%
Ball Corp.	6.625%	3/15/2018	2,545	2,564,088
Printing & Publishing 2.88%
Deluxe Corp.†	7.375%	6/1/2015	750	765,000
Dex Media East LLC/Finance	9.875%	11/15/2009	2,500	2,606,250
Quebecor World Inc. (Canada)†(a)	9.75%	1/15/2015	1,500	1,597,500
R.H. Donnelley Corp.	6.875%	1/15/2013	1,500	1,485,000
Total				6,453,750
Real Estate Managment & Development 0.48%
Realogy Corp.†	12.375%	4/15/2015	1,100	1,075,250
Restaurants 0.44%
Friendly Ice Cream Corp.	8.375%	6/15/2012	1,000	980,000
Software/Services 1.23%
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,500	2,746,875

See Notes to Financial Statements.
24

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel Producers/Products 0.76%
AK Steel Holding Corp.	7.75%	6/15/2012	$1,000	$1,033,750
Allegheny Ludlum Corp.	6.95%	12/15/2025	625	667,188
Total				1,700,938
Support: Services 3.25%
Aramark Services Inc.	5.00%	6/1/2012	1,000	910,000
Aramark Corp.†	8.50%	2/1/2015	1,125	1,188,281
Ashtead Capital Inc.†	9.00%	8/15/2016	875	951,563
Hertz Corp., Class A	10.50%	1/1/2016	1,000	1,133,750
Neff Corp.†	10.00%	6/1/2015	1,500	1,541,250
United Rentals North America, Inc.	7.75%	11/15/2013	1,500	1,563,750
Total				7,288,594
Telecommunications: Equipment 1.27%
Belden CDT, Inc.†	7.00%	3/15/2017	784	806,628
PGS Solutions Inc.†	9.625%	2/15/2015	2,000	2,050,238
Total				2,856,866
Telecommunications: Integrated/Services 6.87%
Broadview Networks Holdings†	11.375%	9/1/2012	1,200	1,293,000
Hughes Network Systems, LLC	9.50%	4/15/2014	1,000	1,062,500
Intelsat Ltd. (Bermuda)(a)	6.50%	11/1/2013	1,450	1,247,000
Intelsat Ltd. (Bermuda)(a)	11.354%#	6/15/2013	4,000	4,295,000
Nordic Telephone Co. Holdings (Denmark)†(a)	8.875%	5/1/2016	1,630	1,774,663
Qwest Corp.	6.875%	9/15/2033	1,200	1,158,000
Qwest Corp.	8.605%#	6/15/2013	3,500	3,850,000
Telecom Argentina S.A., Series B (Argentina)(a)	10.00%	10/15/2011	690	708,670
Total				15,388,833
Telecommunications: Wireless 1.74%
Centennial Communications Corp.	10.00%	1/1/2013	1,000	1,090,000
Dobson Communications Corp.	9.606%#	10/15/2012	1,500	1,552,500
iPCS, Inc. PIK†	8.605%#	5/1/2014	200	202,000
SumCom Wireless Holdings, Inc.	8.50%	6/1/2013	1,000	1,050,000
Total				3,894,500
Theaters & Entertainment 0.51%
AMC Entertainment, Inc.	11.00%	2/1/2016	1,000	1,146,250

See Notes to Financial Statements.
25

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (Excluding Air/Rail) 2.06%
Bristow Group, Inc.	6.125%	6/15/2013	$1,400	$1,361,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,000	1,927,500
Saint Acquisition Corp.†	12.50%	5/15/2017	1,350	1,326,375
Total				4,615,375
Total High Yield Corporate Bonds (cost $209,928,987)				215,659,796
			Shares (000)
WARRANT 0.00%
Consumer Products
Parmalat SpA Warrant (Italy)*†~(a) (cost $6)			1	6
Total Long-Term Investments (cost $211,417,577)				217,131,677
			Principal Amount (000)
SHORT-TERM INVESTMENT 3.46%
Repurchase Agreement
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $8,140,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $7,905,568; proceeds: $7,750,905 (cost $7,749,894)			$7,750	7,749,894
Total Investments in Securities 100.38% (cost $219,167,471)				224,881,571
Liabilities in Excess of Other Assets(e) (0.38%)				(851,184)
Net Assets 100.00%				$224,030,387

  PIK  Payment-in-kind.

  *  Non-income producing security.

  **  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.

  ~  Fair valued security. (See Note 2(a)).

  (a)  Foreign security traded in U.S. dollars.

  (b)  Defaulted security. Maturity date shown represents original maturity date.

  (c)  Security purchased on a when-issued basis (See Note 2 (e)).

  (d)  Security has been pledged as collateral for swap contracts as of May 31, 2007.

See Notes to Financial Statements.
26

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2007

  (e)  Other Assets in excess of liabilities include net unrealized appreciation (depreciations) on credit default swap agreements, as follows:

Credit default swap agreements outstanding at May 31, 2007:

Counterparty	Reference Entity	Buy/Sell Protection	(Pay) / Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation/ (Depreciation)
Citicorp Security	Abitibi-Consolidated
Services	Inc.
	8.375% due 4/1/2015	Sell	5.10%	9/20/2011	$1,200	$(20,402)
Citicorp Security Services	DIRECTV Holdings LLC 8.375% due 3/15/2013	Buy	(1.45%)	9/20/2011	1,000	(16,009)
Goldman Sachs Capital Markets, L.P.	Dole Food Company, Inc. 8.875% due 3/15/2011	Sell	4.50%	3/20/2012	1,000	19,046
Merrill Lynch & Co.	Host Marriott 7.125% due 11/1/2013	Buy	(1.22%)	12/20/2011	1,000	(9,936)
Merrill Lynch & Co.	The Dow Chemical Company 6.00% due 10/1/2012	Buy	(.47%)	6/20/2012	1,000	(10,284)
Morgan Stanley Capital Services, Inc.	D.R. Horton, Inc. 5.375% due 6/15/2012	Buy	(1.25%)	9/20/2011	1,000	(15,659)
						$(53,244)

See Notes to Financial Statements.
27

Schedule of Investments (unaudited)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 99.11%
Corporate Bonds 1.97%
AT&T Corp.	7.30%	11/15/2011	$250		$268,088
Berkshire Hathaway Finance Corp.	3.40%	7/2/2007	500		499,324
FMC Corp.	7.00%	5/15/2008	75		75,562
Potash Corp. of Saskatchewan (Canada)(a)	7.125%	6/15/2007	775		775,303
UnitedHealth Group, Inc.	3.375%	8/15/2007	648		645,374
Total					2,263,651
Government Sponsored Enterprises Collateralized Mortgage Obligations 2.73%
Federal Home Loan Mortgage Corp. 1337 F	5.875%#	8/15/2007	12		11,826
Federal Home Loan Mortgage Corp. 1369 F	5.875%#	9/15/2007	10		9,696
Federal Home Loan Mortgage Corp. 1377 F	5.875%#	9/15/2007	2		2,307
Federal Home Loan Mortgage Corp. 1417 FC	6.375%#	11/15/2007	178		177,769
Federal Home Loan Mortgage Corp. 1549 F	6.70%	7/15/2008	59		58,907
Federal Home Loan Mortgage Corp. 1551 JA	5.925%#	7/15/2008	2		2,380
Federal Home Loan Mortgage Corp. 1564 H	6.50%	8/15/2008	59		58,947
Federal Home Loan Mortgage Corp. 1594 H	6.00%	10/15/2008	128		127,941
Federal Home Loan Mortgage Corp. 1600 FB	3.99%#	10/15/2008	21		21,015
Federal Home Loan Mortgage Corp. 1637 JB	5.825%#	6/15/2023	28		27,673
Federal Home Loan Mortgage Corp. 1660 H	6.50%	1/15/2009	10		9,870
Federal Home Loan Mortgage Corp. 1671 JA	5.775%#	1/15/2024	428		430,187
Federal Home Loan Mortgage Corp. 1698 H	6.00%	3/15/2009	11		10,960
Federal Home Loan Mortgage Corp. 2621 TC	3.00%	1/15/2026	474		458,708
Federal Home Loan Mortgage Corp. 2759 AU	3.50%	5/15/2019	158		157,499
Federal Home Loan Mortgage Corp. 2836 DG	5.00%	6/15/2016	219		218,691
Federal Home Loan Mortgage Corp. 2885 DK	3.50%	10/15/2012	894		885,807
Federal National Mortgage Assoc. 1992-141 FA	5.844%#	8/25/2007	-	(b)	80
Federal National Mortgage Assoc. 1992-151 F	5.844%#	8/25/2007	19		19,284
Federal National Mortgage Assoc. 1992-196 F	5.844%#	11/25/2007	29		28,859
Federal National Mortgage Assoc. 1993-124 E PO	Zero Coupon	10/25/2022	2		1,832
Federal National Mortgage Assoc. 1993-196 F	5.794%#	10/25/2008	73		73,186
Federal National Mortgage Assoc. 1993-93 FC	5.149%#	5/25/2008	9		8,660
Federal National Mortgage Assoc. 1994-33 H	6.00%	3/25/2009	83		83,440
Federal National Mortgage Assoc. 1994-89 FA	5.794%#	3/25/2009	17		17,063
Federal National Mortgage Assoc. 2003-65 PG	3.00%	10/25/2031	244		240,748
Federal National Mortgage Assoc. G93-11 FA	5.744%#	12/25/2008	5		5,292
Total					3,148,627

See Notes to Financial Statements.
28

Schedule of Investments (unaudited)(continued)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs 53.86%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	$2,418	$2,373,109
Federal Home Loan Mortgage Corp. 1B2132	4.684%#	3/1/2035	642	636,540
Federal Home Loan Mortgage Corp. 1B3113	5.702%#	10/1/2036	776	779,306
Federal Home Loan Mortgage Corp. 1G1314	5.875%#	11/1/2036	1,342	1,352,474
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	788	790,931
Federal Home Loan Mortgage Corp. 1NO288	5.704%#	11/1/2035	657	661,836
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	88	90,904
Federal Home Loan Mortgage Corp. B18275	5.00%	4/1/2020	1,759	1,716,316
Federal Home Loan Mortgage Corp. B19840	5.00%	8/1/2020	1,373	1,339,133
Federal Home Loan Mortgage Corp. C00742	6.50%	4/1/2029	386	396,269
Federal Home Loan Mortgage Corp. C66164	7.00%	4/1/2032	133	137,840
Federal Home Loan Mortgage Corp. C67868	7.00%	6/1/2032	75	77,856
Federal Home Loan Mortgage Corp. E00565	6.00%	8/1/2013	148	149,609
Federal Home Loan Mortgage Corp. E01386	5.00%	6/1/2018	219	214,200
Federal Home Loan Mortgage Corp. E01488	5.00%	10/1/2018	1,434	1,402,381
Federal Home Loan Mortgage Corp. E01490	5.00%	11/1/2018	265	258,918
Federal Home Loan Mortgage Corp. E77065	6.50%	5/1/2014	19	19,266
Federal Home Loan Mortgage Corp. G11681	5.00%	4/1/2020	348	339,800
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	1,756	1,713,043
Federal Home Loan Mortgage Corp. G12143	5.00%	11/1/2020	4,524	4,414,098
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	941	918,112
Federal Home Loan Mortgage Corp. G12410	5.00%	5/1/2021	238	232,499
Federal Home Loan Mortgage Corp. G12419	5.00%	10/1/2021	1,467	1,430,372
Federal Home Loan Mortgage Corp. G12548	5.50%	1/1/2022	12,607	12,516,567
Federal Home Loan Mortgage Corp. G18009	5.00%	9/1/2019	406	396,709
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	1,098	1,071,429
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	718	700,267
Federal Home Loan Mortgage Corp. J00329	5.50%	11/1/2020	803	797,098
Federal Home Loan Mortgage Corp. J01055	5.50%	1/1/2021	3,760	3,733,197
Federal Home Loan Mortgage Corp. J01072	5.50%	1/1/2021	2,059	2,044,652
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	1,144	1,135,319
Federal Home Loan Mortgage Corp. J01305	5.50%	3/1/2021	349	346,373
Federal Home Loan Mortgage Corp. J03466	5.00%	9/1/2021	30	29,666
Federal National Mortgage Assoc.	3.499%#	8/1/2033	467	463,837
Federal National Mortgage Assoc.	3.881%#	11/1/2034	538	539,091
Federal National Mortgage Assoc.	4.54%#	7/1/2035	1,120	1,113,690

See Notes to Financial Statements.
29

Schedule of Investments (unaudited)(continued)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal National Mortgage Assoc.	4.845	%#	8/1/2035	$837	$832,768
Federal National Mortgage Assoc.	4.975	%#	2/1/2032	22	22,175
Federal National Mortgage Assoc.	5.017	%#	4/1/2035	603	603,612
Federal National Mortgage Assoc.	5.412	%#	9/1/2036	839	839,372
Federal National Mortgage Assoc.	5.484	%#	11/1/2036	1,094	1,096,118
Federal National Mortgage Assoc.	5.50%		3/1/2037	909	887,531
Federal National Mortgage Assoc.	5.506	%#	4/1/2036	679	681,870
Federal National Mortgage Assoc.	5.627	%#	6/1/2036	664	666,189
Federal National Mortgage Assoc.	5.673	%#	8/1/2036	1,212	1,217,606
Federal National Mortgage Assoc.	5.764	%#	10/1/2036	3,023	3,033,700
Federal National Mortgage Assoc.	5.782	%#	1/1/2037	1,480	1,485,900
Federal National Mortgage Assoc.	5.836	%#	10/1/2036	510	512,380
Federal National Mortgage Assoc.	5.955	%#	8/1/2036	1,098	1,108,006
Federal National Mortgage Assoc.	5.961	%#	5/1/2036	558	561,580
Federal National Mortgage Assoc.	5.987	%#	12/1/2036	1,373	1,382,045
Federal National Mortgage Assoc.	6.00%		7/1/2014	102	103,272
Federal National Mortgage Assoc.	6.43%		1/1/2008	26	26,144
Federal National Mortgage Assoc.	6.50%		12/1/2007 -	526	538,849 6/1/2015
Federal National Mortgage Assoc.	6.62%		10/1/2007	70	69,934
Total					62,001,758
Non-Agency Commercial Mortgage-Backed Securities 15.07%
Banc of America Commercial Mortgage Inc. 2003-2 A1	3.411%		3/11/2041	982	963,808
Banc of America Commercial Mortgage Inc. 2005-1 A2	4.64%		11/10/2042	558	554,578
Banc of America Commercial Mortgage Inc. 2005-2 A2	4.247%		7/10/2043	829	822,681
Banc of America Commercial Mortgage Inc. 2005-6 A1	5.001%		9/10/2047	94	93,129
Banc of America Commercial Mortgage Inc. 2006-4 A1	5.363%		7/10/2046	159	158,821
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T12 A1	2.96%		8/13/2039	23	23,113
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%		12/11/2040	95	94,516
GE Capital Commercial Mortgage 2005-C1 A2	4.353%		6/10/2048	1,160	1,130,561

See Notes to Financial Statements.
30

Schedule of Investments (unaudited)(continued)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding 2005-GG3 A2	4.305%	8/10/2042	$725	$706,743
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%#	6/12/2041	703	685,550
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB11 A1	4.52%	8/12/2037	390	384,571
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1	4.116%	3/15/2046	614	604,981
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	107	105,663
LB-UBS Commercial Mtg. Trust 2002-C7 A2	3.899%	12/15/2026	225	223,311
LB-UBS Commercial Mtg. Trust 2004-C1 A1	2.964%	1/15/2029	2,988	2,908,812
LB-UBS Commercial Mtg. Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,463,029
LB-UBS Commercial Mtg. Trust 2004-C7 A2	3.992%	10/15/2029	1,135	1,100,258
Merrill Lynch Mortgage Trust 2003-KEY1 A2	4.435%	11/12/2035	500	489,828
Morgan Stanley Capital 2006-IQ11 A2	5.693%#	10/15/2042	450	452,485
Morgan Stanley Capital I 2004-HQ3 A1	3.10%	1/13/2041	282	277,818
Morgan Stanley Capital I 2004-IQ7 A1	4.03%	6/15/2038	342	336,450
Morgan Stanley Capital I 2005-HQ5 A1	4.517%	1/14/2042	646	637,876
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	798	793,633
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	1,600	1,565,919
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	800	774,490
Total				17,352,624
Pass-Through Agencies 0.14%
Government National Mortgage Assoc.	5.50%#	9/20/2031	36	36,711
Government National Mortgage Assoc.	6.125%#	11/20/2020 -	40	40,831 12/20/2027
Government National Mortgage Assoc.	6.50%#	1/20/2018	42	42,589
Government National Mortgage Assoc.	7.00%	4/15/2028	17	17,659
Government National Mortgage Assoc.	7.50%	2/15/2016	7	6,906
Government National Mortgage Assoc.	10.50%	3/15/2019	16	18,300
Total				162,996

See Notes to Financial Statements.
31

Schedule of Investments (unaudited)(concluded)

LIMITED DURATION U.S. GOV'T AND GOV'T SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations 25.34%
U.S. Treasury Note	4.25%	11/15/2013	$3,294	$3,187,719
U.S. Treasury Note	4.625%	2/29/2008	13,341	13,302,445
U.S. Treasury Note	4.875%	8/15/2009	7,310	7,306,009
U.S. Treasury Note	5.125%	6/30/2011	5,322	5,375,640
Total				29,171,813
Total Long-Term Investments (cost $114,354,141)				114,101,469
SHORT-TERM INVESTMENTS 2.16%
Repurchase Agreements
Repurchase Agreement dated 5/31/2007, 5.27% due 6/1/2007 with Nomura Securities International, Inc. collateralized by $2,450,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 7/30/2007; value: $2,429,420; proceeds: $2,378,348			2,378	2,378,000
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $110,000 of Federal Home Loan Bank at 4.875% due 5/17/2017; value: $106,832; proceeds: $104,425			104	104,411
Total Short-Term Investments (cost $2,482,411)				2,482,411
Total Investments in Securities 101.27% (cost $116,836,551)				116,583,880
Liabilities in Excess of Other Assets (1.27%)				(1,459,742)
Net Assets 100.00%				$115,124,138

  PO  Principal Only.

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Value is less than $1,000.

See Notes to Financial Statements.
32

Schedule of Investments (unaudited)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 105.10%
Government Sponsored Enterprises Bond 3.09%
Federal National Mortgage Assoc.	6.00%		5/15/2011	$18,527		$19,081,976
Government Sponsored Enterprises Collateralized Mortgage Obligations 1.24%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	1		1,003
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	52		42,597
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	6		6,836
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(c)	12/15/2020	-	(a)	370
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	1		1,161
Federal Home Loan Mortgage Corp. 1046 I IO	1009	%(c)	2/15/2021	1		470
Federal Home Loan Mortgage Corp. 1049 N IO	1010.5	%(c)	2/15/2021	1		1,239
Federal Home Loan Mortgage Corp. 1058 I IO	1008.5	%(c)	4/15/2021	-	(a)	304
Federal Home Loan Mortgage Corp. 1059 U IO	409	%(c)	4/15/2021	1		791
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	1		1,137
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	2		2,255
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	62		61,450
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	1		462
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	129		129,137
Federal Home Loan Mortgage Corp. 1180 G IO	1008.4	%(c)	11/15/2021	-	(a)	214
Federal Home Loan Mortgage Corp. 1200 IB IO	1007	%(c)	2/15/2022	-	(a)	92
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	-	(a)	177
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	184		183,708
Federal Home Loan Mortgage Corp. 1364 A	5.825	%#	9/15/2007	1		652
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	101		86,792
Federal Home Loan Mortgage Corp. 2621 TC	3.00%		1/15/2026	1,185		1,146,770
Federal Home Loan Mortgage Corp. 2759 AU	3.50%		5/15/2019	2,057		2,046,362
Federal Home Loan Mortgage Corp. 2836 DG	5.00%		6/15/2016	1,319		1,317,414
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	28		5,577
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	11		8,564
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(c)	12/25/2021	-	(a)	10,719
Federal National Mortgage Assoc. 1994-33 H	6.00%		3/25/2009	1,206		1,207,798
Federal National Mortgage Assoc. 2003-86 NA	4.00%		2/25/2013	619		612,991
Federal National Mortgage Assoc. 2004-81 KA	4.50%		5/25/2012	811		806,683
Total						7,683,725

See Notes to Financial Statements.
33

Schedule of Investments (unaudited)(continued)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs 84.95%
Federal Home Loan Mortgage Corp.	4.204%#	1/1/2034	$6,922	$6,795,071
Federal Home Loan Mortgage Corp. 1B2132	4.684%#	3/1/2035	3,441	3,411,166
Federal Home Loan Mortgage Corp. 1B3113	5.702%#	10/1/2036	3,231	3,243,887
Federal Home Loan Mortgage Corp. 1G1314	5.875%#	11/1/2036	5,245	5,284,407
Federal Home Loan Mortgage Corp. 1G2501	5.534%#	10/1/2036	2,759	2,768,260
Federal Home Loan Mortgage Corp. 1NO288	5.704%#	11/1/2035	3,097	3,118,801
Federal Home Loan Mortgage Corp. A13484	7.00%	9/1/2033	1,026	1,062,372
Federal Home Loan Mortgage Corp. A59216	5.50%	4/1/2037	13,027	12,721,310
Federal Home Loan Mortgage Corp. B16574	5.00%	9/1/2019	14,603	14,263,381
Federal Home Loan Mortgage Corp. B18677	5.00%	1/1/2020	1,197	1,168,194
Federal Home Loan Mortgage Corp. C01329	7.00%	3/1/2032	568	588,712
Federal Home Loan Mortgage Corp. C01345	7.00%	4/1/2032	1,883	1,950,591
Federal Home Loan Mortgage Corp. C01367	7.00%	5/1/2032	760	787,146
Federal Home Loan Mortgage Corp. E84922	6.00%	8/1/2016	289	292,004
Federal Home Loan Mortgage Corp. E88194	6.00%	2/1/2017	272	275,315
Federal Home Loan Mortgage Corp. E89593	6.00%	5/1/2017	502	507,417
Federal Home Loan Mortgage Corp. G01391	7.00%	4/1/2032	759	788,865
Federal Home Loan Mortgage Corp. G11300	6.00%	8/1/2017	474	479,343
Federal Home Loan Mortgage Corp. G11742	5.00%	7/1/2020	570	556,221
Federal Home Loan Mortgage Corp. G11769	5.00%	10/1/2020	3,099	3,023,336
Federal Home Loan Mortgage Corp. G11879	5.00%	10/1/2020	12,169	11,872,730
Federal Home Loan Mortgage Corp. G11880	5.00%	12/1/2020	7,795	7,605,189
Federal Home Loan Mortgage Corp. G11981	5.00%	4/1/2021	2,728	2,659,831
Federal Home Loan Mortgage Corp. G11994	5.50%	5/1/2021	20,923	20,772,283
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	4,713	4,598,238
Federal Home Loan Mortgage Corp. G12206	5.00%	6/1/2021	3,474	3,389,425
Federal Home Loan Mortgage Corp. G12211	5.00%	6/1/2021	5,482	5,348,678
Federal Home Loan Mortgage Corp. G12222	5.00%	12/1/2020	8,192	7,992,609
Federal Home Loan Mortgage Corp. G12325	5.00%	5/1/2021	12,320	12,019,973
Federal Home Loan Mortgage Corp. G18048	5.00%	4/1/2020	8,242	8,041,448
Federal Home Loan Mortgage Corp. G18073	5.00%	9/1/2020	4,443	4,334,313
Federal Home Loan Mortgage Corp. G18082	5.00%	11/1/2020	3,801	3,708,749
Federal Home Loan Mortgage Corp. G18157	5.50%	12/1/2021	13,293	13,197,220
Federal Home Loan Mortgage Corp. G18163	5.50%	1/1/2022	3,234	3,210,923
Federal Home Loan Mortgage Corp. J01270	5.50%	2/1/2021	913	906,495

See Notes to Financial Statements.
34

Schedule of Investments (unaudited)(continued)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp. J01305	5.50%		3/1/2021	$5,316	$5,278,065
Federal Home Loan Mortgage Corp. J05928	5.50%		3/1/2021	10,359	10,284,487
Federal National Mortgage Assoc.	3.499	%#	8/1/2033	2,390	2,373,472
Federal National Mortgage Assoc.	3.881	%#	11/1/2034	2,161	2,167,519
Federal National Mortgage Assoc.	4.54	%#	7/1/2035	5,781	5,750,208
Federal National Mortgage Assoc.	4.845	%#	8/1/2035	3,287	3,270,585
Federal National Mortgage Assoc.	4.86%		11/1/2012	6,956	6,772,267
Federal National Mortgage Assoc.	4.94%		1/1/2013	17,832	17,410,874
Federal National Mortgage Assoc.	5.017	%#	4/1/2035	4,782	4,785,156
Federal National Mortgage Assoc.	5.246	%#	10/1/2035	7,442	7,449,462
Federal National Mortgage Assoc.	5.391	%#	4/1/2036	2,900	2,912,565
Federal National Mortgage Assoc.	5.412	%#	9/1/2036	3,296	3,298,507
Federal National Mortgage Assoc.	5.484	%#	11/1/2036	5,151	5,159,490
Federal National Mortgage Assoc.	5.485	%#	4/1/2036	3,826	3,841,096
Federal National Mortgage Assoc.(d)	5.50%		TBA	3,120	3,046,387
Federal National Mortgage Assoc.	5.50%		11/1/2025 - 5/1/2037	235,296	230,012,419
Federal National Mortgage Assoc.	5.506	%#	4/1/2036	3,209	3,222,215
Federal National Mortgage Assoc.	5.518	%#	4/1/2036	4,304	4,326,344
Federal National Mortgage Assoc.	5.673	%#	8/1/2036	6,351	6,378,594
Federal National Mortgage Assoc.	5.764	%#	10/1/2036	3,979	3,993,372
Federal National Mortgage Assoc.	5.782	%#	1/1/2037	5,791	5,812,765
Federal National Mortgage Assoc.	5.836	%#	10/1/2036	2,786	2,797,652
Federal National Mortgage Assoc.	5.955	%#	8/1/2036	5,325	5,372,096
Federal National Mortgage Assoc.	5.961	%#	5/1/2036	2,651	2,669,191
Federal National Mortgage Assoc.	5.987	%#	12/1/2036	4,404	4,433,625
Total					525,562,319
Pass-Through Agencies 0.31%
Government National Mortgage Assoc.	7.00%		8/15/2027	1,857	1,943,439
U.S. Treasury Obligations 15.51%
U.S. Treasury Bond(b)	4.50%		2/15/2036	30,381	27,976,648
U.S. Treasury Note	4.00%		2/15/2014	5,797	5,513,040
U.S. Treasury Note(b)	4.25%		8/15/2013	38,387	37,223,413

See Notes to Financial Statements.
35

Schedule of Investments (unaudited)(concluded)

U.S. GOVERNMENT AND GOVERNMENT SPONSORED ENTERPRISES FUND May 31, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Note	4.25%	11/15/2013	$9,938	$9,617,351
U.S. Treasury Strips	Zero Coupon	8/15/2020	17,963	9,190,068
U.S. Treasury Strips	Zero Coupon	2/15/2036	26,395	6,413,114
Total				95,933,634
Total Long-Term Investments (cost $656,213,971)				650,205,093
SHORT-TERM INVESTMENTS 13.49%
Repurchase Agreements
Repurchase Agreement dated 5/31/2007, 5.27% due 6/1/2007 with Nomura Securities International, Inc. collateralized by $46,480,000 of Federal Farm Credit Bank at Zero Coupon due 8/1/2007 and $38,300,000 of Federal Home Loan Mortgage Corp. at Zero Coupon due 6/29/2007 and 7/30/2007; value: $84,188,610; proceeds: $82,473,071			82,461	82,461,000
Repurchase Agreement dated 5/31/2007, 4.70% due 6/1/2007 with State Street Bank & Trust Co. collateralized by $1,050,000 of Federal Home Mortgage Corp. at 5.45% due 3/29/2019; value: $1,019,813; proceeds: $997,604			997	997,473
Total Short-Term Investments (cost $83,458,473)				83,458,473
Total Investments in Securities 118.59% (cost $739,672,444)				733,663,566
Liabilities in Excess of Other Assets (18.59%)				(114,993,798)
Net Assets 100.00%				$618,669,768

  IO  Interest Only.

  PO  Principal Only.

  #  Variable rate security. The interest rate represents the rate at May 31, 2007.

  (a)  Amount is less than $1,000.

  (b)  Securities have been fully/partially segregated for open reverse repurchase agreements as of May 31, 2007. (See Note 2(k)).

  (c)  IOette. This security represents the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

  (d)  To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

TBA SALE COMMITMENT
Government Sponsored Enterprises Pass-Though	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Assoc.(d)	5.50%	TBA	$36,500	$35,638,819
Total (Proceeds $35,909,531)

See Notes to Financial Statements.
36

Statements of Assets and Liabilities (unaudited)

May 31, 2007

	Convertible Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$295,509,230	$219,167,471
Investments in securities, at value	$329,251,006	$217,131,677
Repurchase agreements, at value	7,723,309	7,749,894
Cash	–	126,634
Foreign cash, at value (cost $23)	23	–
Receivables:
Interest and dividends	1,751,151	4,541,565
Investment securities sold	6,681,031	1,161,656
Capital shares sold	469,751	1,611,928
Prepaid expenses and other assets	47,092	39,046
Total assets	345,923,363	232,362,400
LIABILITIES:
Payables:
Investment securities purchased	12,051,972	6,511,244
Capital shares reacquired	391,621	359,772
Management fee	188,797	110,151
12b-1 distribution fees	95,021	88,466
Fund administration	10,788	7,400
Trustees' fees	17,815	30,177
To affiliate (See Note 3)	–	7,054
Distributions payable	–	1,064,399
Unrealized depreciation on credit default swap agreements	–	53,244
Accrued expenses and other liabilities	116,375	100,106
Total liabilities	12,872,389	8,332,013
NET ASSETS	$333,050,974	$224,030,387
COMPOSITION OF NET ASSETS:
Paid-in capital	$290,391,917	$219,502,167
Distributions in excess of net investment income	(1,244,188)	(1,012,884)
Accumulated net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	2,438,160	(119,752)
Net unrealized appreciation on investments and credit default swap agreements	41,465,085	5,660,856
Net Assets	$333,050,974	$224,030,387
Net assets by class:
Class A Shares	$97,752,805	$115,167,879
Class B Shares	$16,653,370	$33,616,690
Class C Shares	$65,376,793	$30,685,060
Class P Shares	$237,561	$245,879
Class Y Shares	$153,030,445	$44,314,879
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,669,700	13,907,442
Class B Shares	1,311,542	4,076,174
Class C Shares	5,152,141	3,721,053
Class P Shares	18,535	29,376
Class Y Shares	11,968,738	5,332,259
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$12.75	$8.28
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75%)	$13.39	$8.69
Class B Shares–Net asset value	$12.70	$8.25
Class C Shares–Net asset value	$12.69	$8.25
Class P Shares–Net asset value	$12.82	$8.37
Class Y Shares–Net asset value	$12.79	$8.31

See Notes to Financial Statements.
37

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2007

	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
ASSETS:
Investments in securities, at cost	$116,836,551	$739,672,444
Investments in securities, at value	$114,101,469	$650,205,093
Repurchase agreements, at cost and value	2,482,411	83,458,473
Receivables:
Interest and dividends	900,278	3,827,296
Investment securities sold	1,870,651	88,684,381
Capital shares sold	200,623	683,123
From advisor	16,869	27,706
Prepaid expenses	20,131	33,748
Total assets	119,592,432	826,919,820
LIABILITIES:
Reverse repurchase agreement	–	67,994,075
TBA sale commitment at fair value	–	35,638,819
Payables:
Investment securities purchased	3,569,570	99,209,769
Capital shares reacquired	325,157	1,438,964
Management fee	39,530	272,107
12b-1 distribution fees	86,371	248,326
Fund administration	4,021	21,803
Trustees' fees	14,959	886,751
Distributions payable	337,904	1,957,940
Accrued expenses and other liabilities	90,782	581,498
Total liabilities	4,468,294	208,250,052
NET ASSETS	$115,124,138	$618,669,768
COMPOSITION OF NET ASSETS:
Paid-in capital	$125,675,724	$734,745,425
Undistributed (distributions in excess of) net investment income	26,551	(2,428,005)
Accumulated net realized loss on investments	(10,325,466)	(107,909,486)
Net unrealized depreciation on investments	(252,671)	(5,738,166)
Net Assets	$115,124,138	$618,669,768
Net assets by class:
Class A Shares	$75,636,481	$543,222,226
Class B Shares	$6,303,910	$26,298,574
Class C Shares	$32,716,486	$48,457,624
Class Y Shares	$467,261	$691,344
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	17,747,192	214,881,981
Class B Shares	1,476,428	10,395,655
Class C Shares	7,626,674	19,087,666
Class Y Shares	109,660	273,910
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$4.26	$2.53
Class A Shares–Maximum offering price (Net asset value plus sales charge of 3.25% and 4.75%, respectively)	$4.40	$2.66
Class B Shares–Net asset value	$4.27	$2.53
Class C Shares–Net asset value	$4.29	$2.54
Class Y Shares–Net asset value	$4.26	$2.52

See Notes to Financial Statements.
38

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2007

	Convertible Fund	High Yield Fund
Investment income:
Dividends	$1,919,381	$–
Interest	2,106,940	8,472,660
Total investment income	4,026,321	8,472,660
Expenses:
Management fees	1,100,416	619,732
12b-1 distribution plan–Class A	164,247	192,587
12b-1 distribution plan–Class B	81,409	171,032
12b-1 distribution plan–Class C	324,554	149,524
12b-1 distribution plan–Class P	1,159	375
Shareholder servicing	156,324	119,450
Professional	24,095	27,065
Reports to shareholders	11,413	17,877
Fund administration	62,881	41,315
Custody	5,503	8,162
Trustees' fees	3,987	2,677
Registration	31,795	32,452
Subsidy (See Note 3)	–	33,685
Other	4,006	654
Gross expenses	1,971,789	1,416,587
Expense reductions (See Note 7)	(9,608)	(4,418)
Net expenses	1,962,181	1,412,169
Net investment income	2,064,140	7,060,491
Net realized and unrealized gain:
Net realized gain on investments and credit default swap agreements	5,072,441	3,366,941
Net change in unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	15,041,942	2,828,045
Net realized and unrealized gain	20,114,383	6,194,986
Net Increase in Net Assets Resulting From Operations	$22,178,523	$13,255,477

See Notes to Financial Statements.
39

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2007

	Limited Duration U.S. Gov't & Gov't Sponsored Fund	U.S. Gov't & Gov't Sponsored Enterprises Fund
Investment income:
Interest	$2,936,633	$18,082,247
Total investment income	2,936,633	18,082,247
Expenses:
Management fees	234,594	1,603,319
12b-1 distribution plan–Class A	132,927	981,102
12b-1 distribution plan–Class B	32,679	143,345
12b-1 distribution plan–Class C	171,644	253,391
Shareholder servicing	100,906	426,125
Professional	25,371	28,065
Reports to shareholders	12,138	28,097
Fund administration	23,459	128,266
Custody	5,371	19,672
Trustees' fees	1,616	8,836
Registration	20,728	33,400
Other	2,092	3,328
Gross expenses	763,525	3,656,946
Interest expense (See Note 2)	–	896,495
Expense reductions (See Note 7)	(5,029)	(13,762)
Expenses assumed by advisor (See Note 3)	(98,680)	(179,924)
Net expenses	659,816	4,359,755
Net investment income	2,276,817	13,722,492
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	(80,850)	2,116,222
Net change in unrealized depreciation on investments	(916,119)	(15,237,211)
Net realized and unrealized loss	(996,969)	(13,120,989)
Net Increase in Net Assets Resulting From Operations	$1,279,848	$601,503

See Notes to Financial Statements.
40

Statements of Changes in Net Assets

	Convertible Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$2,064,140	$232,479
Net realized gain on investments and foreign currency related transactions	5,072,441	19,703,312
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	15,041,942	3,665,396
Net increase in net assets resulting from operations	22,178,523	23,601,187
Distributions to shareholders from:
Net investment income
Class A	(2,868,422)	(1,983,598)
Class B	(453,145)	(226,025)
Class C	(1,830,810)	(909,922)
Class P	(10,648)	(15,498)
Class Y	(3,696,807)	(1,612,034)
Net realized gain
Class A	(1,474,479)	–
Class B	(259,655)	–
Class C	(1,056,269)	–
Class P	(7,512)	–
Class Y	(1,662,296)	–
Total distributions to shareholders	(13,320,043)	(4,747,077)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	68,153,594	103,915,620
Reinvestment of distributions	8,753,947	3,119,928
Cost of shares reacquired	(37,142,191)	(84,400,895)
Net increase in net assets resulting from capital share transactions	39,765,350	22,634,653
Net increase in net assets	48,623,830	41,488,763
NET ASSETS:
Beginning of period	$284,427,144	$242,938,381
End of period	$333,050,974	$284,427,144
Undistributed (distributions in excess of) net investment income	$(1,244,188)	$5,551,504

See Notes to Financial Statements.
41

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$7,060,491	$12,304,621
Net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions	3,366,941	(136,392)
Net change in unrealized appreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	2,828,045	4,744,627
Net increase in net assets resulting from operations	13,255,477	16,912,856
Distributions to shareholders from:
Net investment income
Class A	(4,528,387)	(7,274,947)
Class B	(1,290,850)	(2,449,117)
Class C	(1,125,565)	(2,030,665)
Class P	(6,529)	(2,941)
Class Y	(1,369,670)	(1,614,779)
Net realized gain
Class A	–	(636,716)
Class B	–	(249,519)
Class C	–	(211,798)
Class P	–	(46)
Class Y	–	(100,977)
Total distributions to shareholders	(8,321,001)	(14,571,505)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	41,917,196	50,028,191
Reinvestment of distributions	5,266,723	10,277,775
Cost of shares reacquired	(24,672,938)	(61,293,097)
Net increase (decrease) in net assets resulting from capital share transactions	22,510,981	(987,131)
Net increase in net assets	27,445,457	1,354,220
NET ASSETS:
Beginning of period	$196,584,930	$195,230,710
End of period	$224,030,387	$196,584,930
Undistributed (distributions in excess of) net investment income	$(1,012,884)	$247,626

See Notes to Financial Statements.
42

Statements of Changes in Net Assets (continued)

	Limited Duration U.S. Gov't & Gov't Sponsored Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$2,276,817	$4,608,504
Net realized loss on investments	(80,850)	(1,525,909)
Net change in unrealized appreciation (depreciation) on investments	(916,119)	1,880,399
Net increase in net assets resulting from operations	1,279,848	4,962,994
Distributions to shareholders from:
Net investment income
Class A	(1,537,332)	(3,214,248)
Class B	(111,340)	(230,448)
Class C	(583,676)	(1,371,836)
Class P	–	–
Class Y	(10,440)	(17,745)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class P	–	–
Class Y	–	–
Total distributions to shareholders	(2,242,788)	(4,834,277)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	16,894,576	37,709,157
Reinvestment of distributions	1,669,479	3,536,729
Cost of shares reacquired	(23,054,754)	(62,166,217)
Net decrease in net assets resulting from capital share transactions	(4,490,699)	(20,920,331)
Net decrease in net assets	(5,453,639)	(20,791,614)
NET ASSETS:
Beginning of period	$120,577,777	$141,369,391
End of period	$115,124,138	$120,577,777
Undistributed (distributions in excess of) net investment income	$26,551	$(7,478)

See Notes to Financial Statements.
43

Statements of Changes in Net Assets (concluded)

	U.S. Gov't & Gov't Sponsored Enterprises Fund
DECREASE IN NET ASSETS	For the Six Months Ended May 31, 2007 (unaudited)	For the Year Ended November 30, 2006
Operations:
Net investment income	$13,722,492	$30,084,433
Net realized gain (loss) on investments	2,116,222	(2,939,613)
Net change in unrealized appreciation (depreciation) on investments	(15,237,211)	7,615,943
Net increase in net assets resulting from operations	601,503	34,760,763
Distributions to shareholders from:
Net investment income
Class A	(12,730,821)	(26,200,542)
Class B	(549,691)	(1,323,845)
Class C	(973,259)	(2,044,143)
Class P	–	–
Class Y	(17,593)	(48,614)
Net realized gain
Class A	–	–
Class B	–	–
Class C	–	–
Class P	–	–
Class Y	–	–
Total distributions to shareholders	(14,271,364)	(29,617,144)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	20,784,093	33,941,413
Reinvestment of distributions	10,177,580	20,601,354
Cost of shares reacquired	(63,240,071)	(191,094,655)
Net decrease in net assets resulting from capital share transactions	(32,278,398)	(136,551,888)
Net decrease in net assets	(45,948,259)	(131,408,269)
NET ASSETS:
Beginning of period	$664,618,027	$796,026,296
End of period	$618,669,768	$664,618,027
Distributions in excess of net investment income	$(2,428,005)	$(1,879,133)

See Notes to Financial Statements.
44

Statement of Cash Flows (unaudited)

For the Six Months Ended May 31, 2007

INCREASE (DECREASE) IN CASH	U.S. Gov't & Gov't Sponsored Enterprises Fund
Cash flows used for operating activities:
Net increase in net assets resulting from operations	$601,503
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(1,047,995,093)
Proceeds from disposition of long-term portfolio investments and principal paydowns	1,066,426,998
Purchases of short-term portfolio investments, net	(79,219,291)
Decrease in interest receivable	650,514
Increase in receivable for investments sold	(34,482,215)
Increase in receivable from advisor	(26,513)
Increase in prepaid expenses	(9,842)
Increase TBA sale commitments	35,909,531
Increase in interest payable for reverse repurchase agreements	237,904
Increase in payable for investments purchased	31,501,591
Decrease in management fee payable	(5,729)
Decrease in 12b-1 distribution fee payable	(7,711)
Decrease in fund administration fee payable	(459)
Decrease in Trustees' fee payable	(215,710)
Decrease in accrued expenses and other liabilities	(70,315)
Net premium amortization on investments	(368,405)
Unrealized depreciation on investments	15,237,211
Net realized gain on investments and futures contracts	(2,116,222)
Net cash used for operating activities	(13,952,253)
Cash flows provided by financing activities*:
Proceeds from shares sold	20,490,099
Payment on shares redeemed	(62,826,730)
Cash dividends paid	(4,283,938)
Net borrowing from reverse repurchase agreements	60,543,152
Purchase of mortgage dollar roll transactions	(142,796,999)
Proceeds from sales of mortgage dollar roll transactions	142,826,669
Net cash provided by financing activities	13,952,253
Net increase (decrease) in cash	–
Cash at beginning of period	$–
Cash at end of period	$–

* Non cash financing activities not included herein consist of reinvestment of distributions of $10,177,580.

See Notes to Financial Statements.
45

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			6/23/2003(a) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.48		$11.64	$11.23	$10.76	$10.00
Unrealized depreciation on investments						(.02)
Net asset value on SEC Effective Date, June 30, 2003						$9.98
Investment operations:
Net investment income (loss)(b)	.08		.02	(.01)	.02	.05
Net realized and unrealized gain	.77		1.05	.69	.71	.75
Total from investment operations	.85		1.07	.68	.73	.80
Distributions to shareholders from:
Net investment income	(.38)		(.23)	(.27)	(.23)	(.02)
Net realized gain	(.20)		-	-	(.03)	-
Total distributions	(.58)		(.23)	(.27)	(.26)	(.02)
Net asset value, end of period	$12.75		$12.48	$11.64	$11.23	$10.76
Total Return(c)						(.20	)%(d)(e)
Total Return(c)	7.12	%(d)	9.35%	6.18%	6.94%	7.99	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.61	%(d)	1.27%	1.28%	1.28%	.56	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.62	%(d)	1.28%	1.28%	1.28%	.56	%(d)†
Expenses, excluding expense reductions and expenses assumed	.62	%(d)	1.28%	1.28%	1.36%	1.12	%(d)†
Net investment income (loss)	.65	%(d)	.13%	(.07)%	.19%	.50	%(d)†
Supplemental Data:
Net assets, end of period (000)	$97,753		$93,635	$103,176	$87,706	$24,445
Portfolio turnover rate	49.09	%(d)	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
46

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			6/23/2003(a) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$11.60	$11.19	$10.73	$10.00
Unrealized depreciation on investments						(.02)
Net asset value on SEC Effective Date, June 30, 2003						$9.98
Investment operations:
Net investment income (loss)(b)	.04		(.06)	(.08)	(.05)	.02
Net realized and unrealized gain	.77		1.05	.69	.70	.74
Total from investment operations	.81		.99	.61	.65	.76
Distributions to shareholders from:
Net investment income	(.34)		(.16)	(.20)	(.16)	(.01)
Net realized gain	(.20)		-	-	(.03)	-
Total distributions	(.54)		(.16)	(.20)	(.19)	(.01)
Net asset value, end of period	$12.70		$12.43	$11.60	$11.19	$10.73
Total Return(c)						(.20	)%(d)(e)
Total Return(c)	6.80	%(d)	8.58%	5.54%	6.20%	7.64	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.94	%(d)	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.94	%(d)	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	.94	%(d)	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	.32	%(d)	(.50)%	(.72)%	(.42)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$16,653		$16,413	$17,171	$14,920	$5,860
Portfolio turnover rate	49.09	%(d)	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
47

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			6/23/2003(a) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.43		$11.59	$11.19	$10.73	$10.00
Unrealized depreciation on investments						(.02)
Net asset value on SEC Effective Date, June 30, 2003						$9.98
Investment operations:
Net investment income (loss)(b)	.04		(.06)	(.08)	(.05)	.02
Net realized and unrealized gain	.76		1.06	.68	.71	.74
Total from investment operations	.80		1.00	.60	.66	.76
Distributions to shareholders from:
Net investment income	(.34)		(.16)	(.20)	(.17)	(.01)
Net realized gain	(.20)		-	-	(.03)	-
Total distributions	(.54)		(.16)	(.20)	(.20)	(.01)
Net asset value, end of period	$12.69		$12.43	$11.59	$11.19	$10.73
Total Return(c)						(.20	)%(d)(e)
Total Return(c)	6.72	%(d)	8.69%	5.44%	6.25%	7.66	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.94	%(d)	1.92%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.94	%(d)	1.93%	1.93%	1.90%	.84	%(d)†
Expenses, excluding expense reductions and expenses assumed	.94	%(d)	1.93%	1.93%	1.98%	1.42	%(d)†
Net investment income (loss)	.32	%(d)	(.50)%	(.72)%	(.43)%	.22	%(d)†
Supplemental Data:
Net assets, end of period (000)	$65,377		$66,682	$67,888	$70,592	$19,952
Portfolio turnover rate	49.09	%(d)	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
48

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			6/23/2003(a) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.49		$11.66	$11.26	$10.78	$10.00
Unrealized depreciation on investments						(.02)
Net asset value on SEC Effective Date, June 30, 2003						$9.98
Investment operations:
Net investment income (loss)(b)	.04		.11	(.02)	.02	.04
Net realized and unrealized gain	.81		.95	.69	.70	.77
Total from investment operations	.85		1.06	.67	.72	.81
Distributions to shareholders from:
Net investment income	(.32)		(.23)	(.27)	(.21)	(.01)
Net realized gain	(.20)		-	-	(.03)	-
Total distributions	(.52)		(.23)	(.27)	(.24)	(.01)
Net asset value, end of period	$12.82		$12.49	$11.66	$11.26	$10.78
Total Return(c)						(.20	)%(d)(e)
Total Return(c)	7.04	%(d)	9.22%	6.02%	6.87%	8.13	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.67	%(d)	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.67	%(d)	1.33%	1.37%	1.37%	.60	%(d)†
Expenses, excluding expense reductions and expenses assumed	.67	%(d)	1.33%	1.37%	1.44%	1.18	%(d)†
Net investment income (loss)	.29	%(d)	.90%	(.14)%	.22%	.45	%(d)†
Supplemental Data:
Net assets, end of period (000)	$238		$2,842	$189	$110	$11
Portfolio turnover rate	49.09	%(d)	104.11%	78.26%	80.60%	44.97	%(d)

See Notes to Financial Statements.
49

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			6/23/2003(a) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$12.52		$11.67	$11.27	$10.79	$10.00
Unrealized depreciation on investments						(.02)
Net asset value on SEC Effective Date, June 30, 2003						$9.98
Investment operations:
Net investment income(b)	.10		.08	.04	.06	.02
Net realized and unrealized gain	.77		1.05	.67	.72	.81
Total from investment operations	.87		1.13	.71	.78	.83
Distributions to shareholders from:
Net investment income	(.40)		(.28)	(.31)	(.27)	(.02)
Net realized gain	(.20)		-	-	(.03)	-
Total distributions	(.60)		(.28)	(.31)	(.30)	(.02)
Net asset value, end of period	$12.79		$12.52	$11.67	$11.27	$10.79
Total Return(c)						(.20	)%(d)(e)
Total Return(c)	7.29	%(d)	9.81%	6.45%	7.36%	8.32	%(d)(f)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.44	%(d)	.92%	.93%	.93%	.41	%(d)†
Expenses, excluding expense reductions and including expenses assumed	.44	%(d)	.92%	.93%	.93%	.41	%(d)†
Expenses, excluding expense reductions and expenses assumed	.44	%(d)	.92%	.93%	.99%	1.02	%(d)†
Net investment income	.85	%(d)	.69%	.37%	.55%	.65	%(d)†
Supplemental Data:
Net assets, end of period (000)	$153,030		$104,856	$54,514	$13,874	$1,035
Portfolio turnover rate	49.09	%(d)	104.11%	78.26%	80.60%	44.97	%(d)

† The ratios have been determined on a Fund basis.

(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is on 6/30/2003.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Total return for the period 6/23/2003 through 6/30/2003.

(f) Total return for the period 6/30/2003 through 11/30/2003.

See Notes to Financial Statements.
50

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.08		$7.99	$8.39	$8.15	$7.34	$8.25
Investment operations:
Net investment income(a)	.29		.52	.52 (d)	.58	.62	.69
Net realized and unrealized gain (loss)	.25		.19	(.36)	.27	.82	(.83)
Total from investment operations	.54		.71	.16	.85	1.44	(.14)
Distributions to shareholders from:
Net investment income	(.34)		(.57)	(.56)	(.61)	(.63)	(.73)
Paid-in capital	-		-	-	-	-	(.04)
Net realized gain	-		(.05)	-	-	-	-
Total distributions	(.34)		(.62)	(.56)	(.61)	(.63)	(.77)
Net asset value, end of period	$8.28		$8.08	$7.99	$8.39	$8.15	$7.34
Total Return(b)	6.76	%(e)	9.23%	1.94%	10.97%	20.51%	(1.66)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.61	%(e)	1.23%	1.22%	1.23%	1.22%	1.26%
Expenses, excluding expense reductions	.61	%(e)	1.24%	1.22%	1.23%	1.22%	1.26%
Net investment income	3.48	%(e)	6.55%	6.38%	7.15%	8.04%	9.04%
Supplemental Data:
Net assets, end of period (000)	$115,168		$105,995	$103,288	$111,007	$108,520	$70,289
Portfolio turnover rate	55.47	%(e)	108.90%	122.46%	119.55%	72.69%	68.70%

See Notes to Financial Statements.
51

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.05		$7.96	$8.36	$8.12	$7.31	$8.22
Investment operations:
Net investment income(a)	.26		.47	.47 (d)	.53	.57	.64
Net realized and unrealized gain (loss)	.25		.19	(.36)	.27	.82	(.82)
Total from investment operations	.51		.66	.11	.80	1.39	(.18)
Distributions to shareholders from:
Net investment income	(.31)		(.52)	(.51)	(.56)	(.58)	(.69)
Paid-in capital	-		-	-	-	-	(.04)
Net realized gain	-		(.05)	-	-	-	-
Total distributions	(.31)		(.57)	(.51)	(.56)	(.58)	(.73)
Net asset value, end of period	$8.25		$8.05	$7.96	$8.36	$8.12	$7.31
Total Return(b)	6.42	%(e)	8.61%	1.31%	10.32%	19.80%	(2.26)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.93	%(e)	1.88%	1.87%	1.83%	1.83%	1.85%
Expenses, excluding expense reductions	.93	%(e)	1.89%	1.87%	1.83%	1.83%	1.85%
Net investment income	3.16	%(e)	5.89%	5.73%	6.55%	7.43%	8.45%
Supplemental Data:
Net assets, end of period (000)	$33,617		$34,907	$41,025	$49,635	$49,953	$29,320
Portfolio turnover rate	55.47	%(e)	108.90%	122.46%	119.55%	72.69%	68.70%

See Notes to Financial Statements.
52

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.05		$7.96	$8.36	$8.13	$7.32	$8.23
Investment operations:
Net investment income(a)	.26		.47	.47 (d)	.53	.57	.64
Net realized and unrealized gain (loss)	.25		.19	(.36)	.27	.82	(.82)
Total from investment operations	.51		.66	.11	.80	1.39	(.18)
Distributions to shareholders from:
Net investment income	(.31)		(.52)	(.51)	(.57)	(.58)	(.69)
Paid-in capital	-		-	-	-	-	(.04)
Net realized gain	-		(.05)	-	-	-	-
Total distributions	(.31)		(.57)	(.51)	(.57)	(.58)	(.73)
Net asset value, end of period	$8.25		$8.05	$7.96	$8.36	$8.13	$7.32
Total Return(b)	6.40	%(e)	8.60%	1.32%	10.28%	19.83%	(2.25)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.93	%(e)	1.88%	1.87%	1.84%	1.83%	1.85%
Expenses, excluding expense reductions	.93	%(e)	1.89%	1.87%	1.84%	1.83%	1.85%
Net investment income	3.16	%(e)	5.88%	5.73%	6.54%	7.43%	8.45%
Supplemental Data:
Net assets, end of period (000)	$30,685		$29,466	$35,485	$45,816	$57,621	$38,592
Portfolio turnover rate	55.47	%(e)	108.90%	122.46%	119.55%	72.69%	68.70%

See Notes to Financial Statements.
53

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			12/31/2002(c) to
	(unaudited)		2006	2005	2004	11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$8.16		$8.02	$8.39	$8.15	$7.37
Investment operations:
Net investment income(a)	.28		.53	.51 (d)	.58	.58
Net realized and unrealized gain (loss)	.26		.17	(.35)	.27	.72
Total from investment operations	.54		.70	.16	.85	1.30
Distributions to shareholders from:
Net investment income	(.33)		(.51)	(.53)	(.61)	(.52)
Net realized gain	-		(.05)	-	-	-
Total distributions	(.33)		(.56)	(.53)	(.61)	(.52)
Net asset value, end of period	$8.37		$8.16	$8.02	$8.39	$8.15
Total Return(b)	6.71	%(e)	9.14%	1.91%	10.95%	18.25	%(e)
Ratios to Average Net Assets:
Expenses, including expense reductions	.66	%(e)	1.28%	1.33%	1.19%	1.17	%(e)†
Expenses, excluding expense reductions	.66	%(e)	1.29%	1.33%	1.19%	1.17	%(e)†
Net investment income	3.41	%(e)	6.64%	6.25%	7.11%	7.30	%(e)†
Supplemental Data:
Net assets, end of period (000)	$246		$109	$7	$1	$1
Portfolio turnover rate	55.47	%(e)	108.90%	122.46%	119.55%	72.69	%(e)

See Notes to Financial Statements.
54

Financial Highlights (concluded)

HIGH YIELD FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$8.11		$8.00	$8.37	$8.11	$7.30	$8.21
Investment operations:
Net investment income(a)	.30		.55	.55 (d)	.61	.65	.69
Net realized and unrealized gain (loss)	.24		.19	(.36)	.28	.81	(.80)
Total from investment operations	.54		.74	.19	.89	1.46	(.11)
Distributions to shareholders from:
Net investment income	(.34)		(.58)	(.56)	(.63)	(.65)	(.75)
Paid-in capital	-		-	-	-	-	(.05)
Net realized gain	-		(.05)	-	-	-	-
Total distributions	(.34)		(.63)	(.56)	(.63)	(.65)	(.80)
Net asset value, end of period	$8.31		$8.11	$8.00	$8.37	$8.11	$7.30
Total Return(b)	6.84	%(e)	9.73%	2.28%	11.50%	20.99%	(1.30)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.44	%(e)	.88%	.88%	.84%	.83%	.85%
Expenses, excluding expense reductions	.44	%(e)	.88%	.88%	.84%	.83%	.85%
Net investment income	3.65	%(e)	6.93%	6.72%	7.54%	8.43%	9.45%
Supplemental Data:
Net assets, end of period (000)	$44,315		$26,108	$15,426	$4,830	$2,376	$1,308
Portfolio turnover rate	55.47	%(e)	108.90%	122.46%	119.55%	72.69%	68.70%

† The ratios have been determined on a Fund basis.

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Commencement of offering of class shares.

(d) Interest expense is less than $.01.

(e) Not annualized.

See Notes to Financial Statements.
55

Financial Highlights

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005		2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$4.30		$4.29	$4.41		$4.52		$4.54		$4.48
Investment operations:
Net investment income(b)	.09		.16 (d)	.13	(d)	.09	(d)	.06	(d)	.12
Net realized and unrealized gain (loss)	(.04)		.02	(.09)		(.02)		.05		.13
Total from investment operations	.05		.18	.04		.07		.11		.25
Distributions to shareholders from:
Net investment income	(.09)		(.17)	(.16)		(.13)		(.12)		(.19)
Net realized gain	-			-		(.05)		(.01)		-
Total distributions	(.09)		(.17)	(.16)		(.18)		(.13)		(.19)
Net asset value, end of period	$4.26		$4.30	$4.29		$4.41		$4.52		$4.54
Total Return(c)	1.09	%(e)	4.26%	.90%		1.63%		2.42%		5.59%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.45	%(e)	.90%	.90	%(f)	1.15	%(f)	.98	%(f)	.78	%(f)
Expenses, excluding expense reductions and including expenses assumed	.45	%(e)	.92%	.90%		1.15%		.98%		.78%
Expenses, excluding expense reductions and expenses assumed	.54	%(e)	1.10%	1.06%		1.15%		.98%		.78%
Net investment income	2.05	%(e)	3.77%	2.88%		1.93%		1.30%		2.72%
Supplemental Data:
Net assets, end of period (000)	$75,636		$76,271	$87,287		$88,690		$109,515		$67,234
Portfolio turnover rate	87.10	%(e)	304.77%	295.07%		314.39%		463.24%		360.66%

See Notes to Financial Statements.
56

Financial Highlights (continued)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30					5/2/2003(a) to
	(unaudited)		2006	2005		2004		11/30/2003
Per Share Operating Performance
Net asset value, beginning of period	$4.30		$4.30	$4.41		$4.53		$4.58
Investment operations:
Net investment income(b)	.07		.13 (d)	.10	(d)	.06	(d)	.01	(d)
Net realized and unrealized gain (loss)	(.03)		.01	(.08)		(.03)		(.02)
Total from investment operations	.04		.14	.02		.03		(.01)
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.13)		(.10)		(.04)
Net realized gain	-		-	-		(.05)		-
Total distributions	(.07)		(.14)	(.13)		(.15)		(.04)
Net asset value, end of period	$4.27		$4.30	$4.30		$4.41		$4.53
Total Return(c)	1.00	%(e)	3.35%	.48%		.80%		(.14	)%(e)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.78	%(e)	1.55%	1.55	%(f)	1.76	%(f)	1.00	%(f)(e)
Expenses, excluding expense reductions and including expenses assumed	.78	%(e)	1.57%	1.55%		1.76%		1.00	%(e)
Expenses, excluding expense reductions and expenses assumed	.86	%(e)	1.75%	1.71%		1.76%		1.00	%(e)
Net investment income	1.73	%(e)	3.13%	2.25%		1.37%		.33	%(e)†
Supplemental Data:
Net assets, end of period (000)	$6,304		$6,805	$7,506		$6,695		$2,826
Portfolio turnover rate	87.10	%(e)	304.77%	295.07%		314.39%		463.24	%(e)

See Notes to Financial Statements.
57

Financial Highlights (continued)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005		2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$4.32		$4.32	$4.44		$4.55		$4.57		$4.51
Investment operations:
Net investment income(b)	.07		.13 (d)	.10	(d)	.06	(d)	.03	(d)	.08
Net realized and unrealized gain (loss)	(.03)		.01	(.09)		(.02)		.06		.12
Total from investment operations	.04		.14	.01		.04		.09		.20
Distributions to shareholders from:
Net investment income	(.07)		(.14)	(.13)		(.10)		(.10)		(.14)
Net realized gain	-		-	-		(.05)		(.01)		-
Total distributions	(.07)		(.14)	(.13)		(.15)		(.11)		(.14)
Net asset value, end of period	$4.29		$4.32	$4.32		$4.44		$4.55		$4.57
Total Return(c)	1.00	%(e)	3.35%	.27%		1.04%		1.67%		4.57%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.78	%(e)	1.55%	1.55	%(f)	1.75	%(f)	1.71	%(f)	1.76	%(f)
Expenses, excluding expense reductions and including expenses assumed	.78	%(e)	1.57%	1.55%		1.75%		1.71%		1.76%
Expenses, excluding expense reductions and expenses assumed	.86	%(e)	1.75%	1.71%		1.75%		1.71%		1.76%
Net investment income	1.73	%(e)	3.12%	2.23%		1.33%		.57%		1.74%
Supplemental Data:
Net assets, end of period (000)	$32,716		$37,027	$46,220		$58,131		$85,408		$59,658
Portfolio turnover rate	87.10	%(e)	304.77%	295.07%		314.39%		463.24%		360.66%

See Notes to Financial Statements.
58

Financial Highlights (concluded)

LIMITED DURATION U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30			10/20/2004(a) to
	(unaudited)		2006	2005		11/30/2004
Per Share Operating Performance
Net asset value, beginning of period	$4.30		$4.29	$4.41		$4.44
Investment operations
Net investment income(b)	.10		.18 (d)	.14	(d)	.01	(d)
Net realized and unrealized gain (loss)	(.05)		.01	(.09)		(.02)
Total from investment operations	.05		.19	.05		(.01)
Distributions to shareholders from:
Net investment income	(.09)		(.18)	(.17)		(.02)
Net asset value, end of period	$4.26		$4.30	$4.29		$4.41
Total Return(c)	1.27	%(e)	4.63%	1.26%		(.24	)%(e)
Ratios to Average Net Assets
Expenses, excluding interest expense, including expense reductions and expenses assumed	.28	%(e)	.55%	.55	%(f)	.10	%(f)(e)
Expenses, excluding expense reductions and including expenses assumed	.28	%(e)	.57%	.55%		.10	%(e)
Expenses, excluding expense reductions and expenses assumed	.36	%(e)	.75%	.71%		.10	%(e)
Net investment income	2.23	%(e)	4.15%	3.24%		.32	%(e)
Supplemental Data:
Net assets, end of period (000)	$467		$474	$356		$295
Portfolio turnover rate	87.10	%(e)	304.77%	295.07%		314.39	%(e)

† The ratios have been determined on a Fund basis.

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Interest expense is less than $.01.

(e) Not annualized.

(f) Interest expense is less than .01%.

See Notes to Financial Statements.
59

Financial Highlights

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class A Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$2.58		$2.56	$2.60	$2.61		$2.64		$2.59
Investment operations:
Net investment income(b)	.06	(d)	.11 (d)	.09 (d)	.07	(d)	.05	(d)	.08
Net realized and unrealized gain (loss)	(.05)		.02	(.03)	.02		.02		.10
Total from investment operations	.01		.13	.06	.09		.07		.18
Distributions to shareholders from:
Net investment income	(.06)		(.11)	(.10)	(.10)		(.10)		(.13)
Net asset value, end of period	$2.53		$2.58	$2.56	$2.60		$2.61		$2.64
Total Return(c)	.30	%(e)	5.16%	2.18%	3.41%		2.80%		7.00%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.50	%(e)	1.00%	1.00%	1.10	%(f)	1.09	%(f)	1.09	%(f)
Expenses, excluding expense reductions and including expenses assumed	.64	%(e)	1.04%	1.02%	1.10%		1.09%		1.09%
Expenses, excluding expense reductions and expenses assumed	.67	%(e)	1.10%	1.06%	1.10%		1.09%		1.09%
Net investment income	2.17	%(e)	4.32%	3.54%	2.64%		1.74%		3.05%
Supplemental Data:
Net assets, end of period (000)	$543,222		$579,558	$687,866	$790,672		$929,392		$1,097,968
Portfolio turnover rate	157.05	%(e)	499.81%	485.03%	671.60%		667.87%		560.84%

See Notes to Financial Statements.
60

Financial Highlights (continued)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class B Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$2.58		$2.56	$2.60	$2.60		$2.64		$2.59
Investment operations:
Net investment income(b)	.05	(d)	.09 (d)	.08 (d)	.05	(d)	.03	(d)	.06
Net realized and unrealized gain (loss)	(.05)		.02	(.04)	.03		.02		.10
Total from investment operations	-		.11	.04	.08		.05		.16
Distributions to shareholders from:
Net investment income	(.05)		(.09)	(.08)	(.08)		(.09)		(.11)
Net asset value, end of period	$2.53		$2.58	$2.56	$2.60		$2.60		$2.64
Total Return(c)	(.05	)%(e)	4.42%	1.50%	3.10%		1.78%		6.42%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.82	%(e)	1.65%	1.65%	1.74	%(f)	1.72	%(f)	1.70	%(f)
Expenses, excluding expense reductions and including expenses assumed	.96	%(e)	1.69%	1.66%	1.74%		1.72%		1.70%
Expenses, excluding expense reductions and expenses assumed	.99	%(e)	1.75%	1.71%	1.74%		1.72%		1.70%
Net investment income	1.85	%(e)	3.67%	2.88%	2.00%		1.10%		2.44%
Supplemental Data:
Net assets, end of period (000)	$26,299		$30,865	$44,643	$58,787		$78,894		$97,262
Portfolio turnover rate	157.05	%(e)	499.81%	485.03%	671.60%		667.87%		560.84%

See Notes to Financial Statements.
61

Financial Highlights (continued)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class C Shares
	Six Months Ended 5/31/2007		Year Ended 11/30
	(unaudited)		2006	2005	2004		2003		2002
Per Share Operating Performance
Net asset value, beginning of period	$2.59		$2.57	$2.61	$2.61		$2.65		$2.60
Investment operations:
Net investment income(b)	.05	(d)	.09 (d)	.08 (d)	.05	(d)	.03	(d)	.06
Net realized and unrealized gain (loss)	(.05)		.02	(.04)	.03		.02		.10
Total from investment operations	-		.11	.04	.08		.05		.16
Distributions to shareholders from:
Net investment income	(.05)		(.09)	(.08)	(.08)		(.09)		(.11)
Net asset value, end of period	$2.54		$2.59	$2.57	$2.61		$2.61		$2.65
Total Return(c)	(.04	)%(e)	4.45%	1.51%	3.11%		1.75%		6.36%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.82	%(e)	1.65%	1.65%	1.74	%(f)	1.72	%(f)	1.68	%(f)
Expenses, excluding expense reductions and including expenses assumed	.96	%(e)	1.69%	1.67%	1.74%		1.72%		1.68%
Expenses, excluding expense reductions and expenses assumed	.99	%(e)	1.75%	1.71%	1.74%		1.72%		1.68%
Net investment income	1.85	%(e)	3.67%	2.89%	2.00%		1.11%		2.46%
Supplemental Data:
Net assets, end of period (000)	$48,458		$53,400	$62,290	$73,676		$89,048		$111,853
Portfolio turnover rate	157.05	%(e)	499.81%	485.03%	671.60%		667.87%		560.84%

See Notes to Financial Statements.
62

Financial Highlights (concluded)

U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES FUND

	Class Y Shares
	Six Months Ended 5/31/2007		Year Ended 11/30		10/20/2004(a) to
	(unaudited)		2006	2005	10/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$2.58		$2.56	$2.60	$2.63
Investment operations
Net investment income(b)	.06	(d)	.12 (d)	.10 (d)	.01	(d)
Net realized and unrealized gain (loss)	(.06)		.02	(.03)	(.03)
Total from investment operations	-		.14	.07	(.02)
Distributions to shareholders from:
Net investment income	(.06)		(.12)	(.11)	(.01)
Net asset value, end of period	$2.52		$2.58	$2.56	$2.60
Total Return(c)	.10	%(e)	5.55%	2.56%	(.69	)%(e)
Ratios to Average Net Assets
Expenses, excluding interest expense, including expense reductions and expenses assumed	.32	%(e)	.65%	.65%	.09	%(e)(f)
Expenses, excluding expense reductions and including expenses assumed	.46	%(e)	.69%	.67%	.09	%(e)
Expenses, excluding expense reductions and expenses assumed	.49	%(e)	.75%	.71%	.09	%(e)
Net investment income	2.34	%(e)	4.67%	3.88%	.42	%(e)
Supplemental Data:
Net assets, end of period (000)	$691		$794	$1,227	$1,245
Portfolio turnover rate	157.05	%(e)	499.81%	485.03%	671.60%

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Interest expense is less than $.01.

(e) Not annualized.

(f) Interest expense is less than .01%.

See Notes to Financial Statements.
63

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of ten funds. This report covers the following four funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Convertible Fund ("Convertible Fund"), Lord Abbett High Yield Fund ("High Yield Fund"), Lord Abbett Limited Duration U.S. Government & Government Sponsored Enterprises Fund ("Limited Duration Fund"), and Lord Abbett U.S. Government & Government Sponsored Enterprises Fund ("U.S. Government Fund"), Class A, B, C, P and Y shares. As of the date of this report, no Class P shares have been issued for Limited Duration Fund and U.S. Government Fund.

Convertible Fund's investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. High Yield Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Limited Duration Fund's investment objective is to seek a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities. U.S. Government Fund's investment objective is high current income consistent with reasonable risk.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and

64

Notes to Financial Statements (unaudited)(continued)

futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro-rata basis. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class-specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of Convertible Fund and High Yield Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in net realized gain (loss) on investments, credit default swap agreements and foreign currency related transactions on the Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by a fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for

65

Notes to Financial Statements (unaudited)(continued)

the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge their positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(i)  Mortgage Dollar Rolls–Each Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, each Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Each Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price. For the six months ended May 31, 2007, the Limited Duration Fund and the U.S. Government Fund had average mortgage dollar rolls outstanding of approximately $7,778,223 and $35,671,654 respectively.

(j)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

(k)  Reverse Repurchase Agreements–Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold.

66

Notes to Financial Statements (unaudited)(continued)

The Funds had the following reverse repurchase agreements open at May 31, 2007:

Fund	Counter party	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
U.S. Government Fund	Morgan Stanley	4.45	5/25/2007	6/1/2007	$30,425,335	$30,421,575
U.S. Government Fund	Morgan Stanley	4.90	4/18/2007	6/1/2007	37,577,614	37,572,500

The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended May 31, 2007, is as follows:

	Weighted Average Daily Balance	Weighted Average Interest Rate
U.S. Government Fund	37,094,948	4.76%

The maximum balance of reverse repurchase agreements outstanding during the six months was $69,763,588, which was 10.86% of the average daily net assets of U.S. Government Fund.

(l)  Credit Default Swaps–High Yield Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed-upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked-to-market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

67

Notes to Financial Statements (unaudited)(continued)

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fees are based on average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%
High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%
Limited Duration Fund
First $1 billion	.40%
Next $1 billion	.35%
Over $2 billion	.30%
U.S. Government Fund
First $3 billion	.50%
Over $3 billion	.45%

For the six months ended May 31, 2007, the effective management fees paid to Lord Abbett was at the annualized rates of each Fund's average daily net assets:

Effective management fee
Convertible Fund	.70%
High Yield Fund	.60%
Limited Duration Fund	.40%
U.S. Government Fund	.50%

68

Notes to Financial Statements (unaudited)(continued)

For the period from December 1, 2005 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the Limited Duration Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	.90%
B	1.55%
C	1.55%
P	1.00%
Y	.55%

For the period from December 1, 2005 through March 31, 2008, Lord Abbett has contractually agreed to reimburse the U.S. Government Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.00%
B	1.65%
C	1.65%
P	1.10%
Y	.65%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

High Yield Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Income Strategy Fund, Lord Abbett World Growth & Income Strategy Fund and Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of its Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by its Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statements of Operations and Payable to affiliate on the Statements of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A		Class B	Class C	Class P
Service	.25	%(1)	.25%	.25%	.20%
Distribution	.10%		.75%	.75%	.25%

*  Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

(1) Annual service fee on shares of the U.S. Government Fund sold prior to September 1, 1985 is .15% of the average daily net assets attributable to Class A.

69

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2007:

	Distributor Commissions	Dealers' Concessions
Convertible Fund	$20,221	$100,884
High Yield Fund	49,957	258,275
Limited Duration Fund	12,797	61,109
U.S. Government Fund	52,726	263,227

Distributor received the following amounts of CDSCs for the six months ended May 31, 2007:

	Class A	Class C
Convertible Fund	$142	$7,697
High Yield Fund	-	826
Limited Duration Fund	-	291
U.S. Government Fund	-	113,896

Two Trustees and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared daily and paid monthly for Limited Duration Fund, U.S. Government Fund and High Yield Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

70

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended May 31, 2007 and year ended November 30, 2006 are as follows:

	Convertible Fund		High Yield Fund
	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Ordinary income	$8,825,914	$4,747,077	$8,321,001	$13,370,213
Net long-term capital gains	4,494,129	-	-	1,201,292
Total distributions paid	$13,320,043	$4,747,077	$8,321,001	$14,571,505
	Limited Duration Fund		U.S. Government Fund
	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006	Six Months Ended 5/31/2007 (unaudited)	Year Ended 11/30/2006
Distributions paid from:
Ordinary income	$2,242,788	$4,834,277	$14,271,364	$29,617,144
Total distributions paid	$2,242,788	$4,834,277	$14,271,364	$29,617,144

As of the fiscal year ended November 30, 2006, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2007	2008	2009	2012	2013	2014	Total
High Yield Fund	$-	$1,101,348	$501,160	$-	$-	$1,275,415	$2,877,923
Limited Duration Fund	-	-	-	4,491,488	2,765,987	2,727,915	9,985,390
U.S. Government Fund	42,258,127	15,472,949	-	39,970,699	7,192,922	3,831,121	108,7235,818

As of May 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Convertible Fund	High Yield Fund
Tax cost	$299,566,199	$219,707,339
Gross unrealized gain	39,546,051	6,233,406
Gross unrealized loss	(2,137,935)	(1,059,174)
Net unrealized security gain	$37,408,116	$5,174,232
	Limited Duration Fund	U.S. Government Fund
Tax cost	$117,095,778	$740,972,334
Gross unrealized gain	244,921	1,852,517
Gross unrealized loss	(756,819)	(9,161,285)
Net unrealized security loss	$(511,898)	$(7,308,768)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization and wash sales.

71

Notes to Financial Statements (unaudited)(continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2007 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$-	$178,574,739	$-	$151,581,231
High Yield Fund	-	131,628,795	-	110,942,917
Limited Duration Fund	97,002,012	7,398,481	106,161,654	7,160,208
U.S. Government Fund	1,047,995,094	-	1,023,752,215	-

* Includes U.S. Government sponsored enterprises securities.

6. TRUSTEES' REMUNERATION

The Trust's officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Convertible Fund and High Yield Fund, along with certain other funds managed by Lord Abbett have available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of May 31, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

72

Notes to Financial Statements (unaudited)(continued)

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds (sometimes called "junk bonds"), may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved.

Convertible Fund is subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Convertible Fund and High Yield Fund may invest up to 20% of their assets in foreign securities, which present increased market, liquidity, currency, political, information and other risks.

Limited Duration Fund and U.S. Government Fund may invest a substantial portion of their assets in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

These factors can affect each Fund's performance.

73

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

CONVERTIBLE FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	967,204	$11,867,358	2,427,398	$29,145,818
Converted from Class B**	3,966	49,049	18,387	218,974
Reinvestment of distributions	281,034	3,376,697	128,932	1,524,121
Shares reacquired	(1,086,352)	(13,305,315)	(3,936,919)	(46,801,260)
Increase (decrease)	165,852	$1,987,789	(1,362,202)	$(15,912,347)
Class B Shares*
Shares sold	106,093	$1,297,747	217,241	$2,609,690
Reinvestment of distributions	35,318	423,100	9,900	116,543
Shares reacquired	(145,873)	(1,789,914)	(369,432)	(4,409,548)
Converted to Class A**	(3,979)	(49,049)	(18,443)	(218,974)
Decrease	(8,441)	$(118,116)	(160,734)	$(1,902,289)
Class C Shares
Shares sold	380,344	$4,636,014	1,380,991	$16,599,020
Reinvestment of distributions	117,603	1,407,574	36,344	427,504
Shares reacquired	(712,280)	(8,709,236)	(1,908,349)	(22,839,634)
Decrease	(214,333)	$(2,665,648)	(491,014)	$(5,813,110)
Class P Shares
Shares sold	2,439	$29,971	216,789	$2,609,379
Reinvestment of distributions	324	3,925	422	5,048
Shares reacquired	(211,677)	(2,646,816)	(5,979)	(70,419)
Increase (decrease)	(208,914)	$(2,612,920)	211,232	$2,544,008
Class Y Shares
Shares sold	4,154,367	$50,322,504	4,451,327	$52,951,713
Reinvestment of distributions	293,840	3,542,651	88,126	1,046,712
Shares reacquired	(856,717)	(10,690,910)	(831,716)	(10,280,034)
Increase	3,591,490	$43,174,245	3,707,737	$43,718,391

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

74

Notes to Financial Statements (unaudited)(continued)

HIGH YIELD FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	2,052,955	$16,894,767	3,175,212	$25,278,059
Converted from Class B**	206,701	1,708,245	130,065	1,033,296
Reinvestment of distributions	354,447	2,904,352	733,114	5,818,587
Shares reacquired	(1,817,661)	(14,957,011)	(3,858,799)	(30,717,831)
Increase	796,442	$6,550,353	179,592	$1,412,111
Class B Shares*
Shares sold	336,943	$2,763,679	440,924	$3,493,558
Reinvestment of distributions	85,889	700,452	207,376	1,639,810
Shares reacquired	(474,872)	(3,881,751)	(1,335,921)	(10,582,750)
Converted to Class A**	(207,572)	(1,708,245)	(130,514)	(1,033,296)
Decrease	(259,612)	$(2,125,865)	(818,135)	$(6,482,678)
Class C Shares
Shares sold	593,914	$4,865,850	753,145	$5,972,740
Reinvestment of distributions	60,696	495,077	139,220	1,100,637
Shares reacquired	(594,519)	(4,869,629)	(1,691,112)	(13,414,475)
Increase (decrease)	60,091	$491,298	(798,747)	$(6,341,098)
Class P Shares
Shares sold	15,890	$132,152	12,924	$103,620
Reinvestment of distributions	641	5,313	373	2,988
Shares reacquired	(542)	(4,493)	(806)	(6,428)
Increase	15,989	$132,972	12,491	$100,180
Class Y Shares
Shares sold	2,086,068	$17,260,748	1,902,141	$15,180,214
Reinvestment of distributions	141,252	1,161,529	215,759	1,715,753
Shares reacquired	(116,077)	(960,054)	(825,864)	(6,571,613)
Increase	2,111,243	$17,462,223	1,292,036	$10,324,354

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

75

Notes to Financial Statements (unaudited)(continued)

LIMITED DURATION FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	3,053,592	$13,079,033	6,327,958	$27,017,015
Converted from Class B**	43,017	184,118	13,414	57,099
Reinvestment of distributions	296,824	1,272,372	621,048	2,648,123
Shares reacquired	(3,399,237)	(14,549,151)	(9,567,575)	(40,804,061)
Decrease	(5,804)	$(13,628)	(2,605,155)	$(11,081,824)
Class B Shares*
Shares sold	226,012	$970,631	520,663	$2,222,433
Reinvestment of distributions	14,592	62,647	31,438	134,340
Shares reacquired	(302,351)	(1,296,442)	(704,762)	(3,015,037)
Converted to Class A**	(42,934)	(184,118)	(13,390)	(57,099)
Decrease	(104,681)	$(447,282)	(166,051)	$(715,363)
Class C Shares
Shares sold	659,685	$2,842,357	1,942,192	$8,332,959
Reinvestment of distributions	75,132	324,070	171,681	737,043
Shares reacquired	(1,670,816)	(7,193,124)	(4,260,645)	(18,309,413)
Decrease	(935,999)	$(4,026,697)	(2,146,772)	$(9,239,411)
Class Y Shares
Shares sold	597	$2,555	32,068	$136,750
Reinvestment of distributions	2,425	10,390	4,040	17,223
Shares reacquired	(3,755)	(16,037)	(8,799)	(37,706)
Increase (decrease)	(733)	$(3,092)	27,309	$116,267

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

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Notes to Financial Statements (unaudited)(concluded)

U.S. GOVERNMENT FUND

	Six Months Ended May 31, 2007 (unaudited)		Year Ended November 30, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	6,452,579	$16,499,702	9,908,811	$25,226,040
Converted from Class B**	467,092	1,193,071	1,190,284	3,026,059
Reinvestment of distributions	3,608,416	9,255,681	7,324,558	18,621,996
Shares reacquired	(20,061,156)	(51,310,052)	(62,653,376)	(159,761,299)
Decrease	(9,533,069)	$(24,361,598)	(44,228,723)	$(112,887,204)
Class B Shares*
Shares sold	575,630	$1,474,285	1,432,702	$3,645,839
Reinvestment of distributions	147,958	379,788	349,409	888,265
Shares reacquired	(1,806,970)	(4,623,187)	(6,083,949)	(15,454,410)
Converted to Class A**	(467,092)	(1,193,071)	(1,190,284)	(3,026,059)
Decrease	(1,550,474)	$(3,962,185)	(5,492,122)	$(13,946,365)
Class C Shares
Shares sold	1,092,990	$2,804,036	1,889,693	$4,817,986
Reinvestment of distributions	203,526	524,450	409,130	1,043,350
Shares reacquired	(2,804,445)	(7,195,973)	(5,942,706)	(15,154,275)
Decrease	(1,507,929)	$(3,867,487)	(3,643,883)	$(9,292,939)
Class Y Shares
Shares sold	2,380	$6,070	98,809	$251,548
Reinvestment of distributions	6,903	17,661	18,821	47,743
Shares reacquired	(43,377)	(110,859)	(289,064)	(724,671)
Decrease	(34,094)	$(87,128)	(171,434)	$(425,380)

*  Amounts presented for the year ended November 30, 2006 have been reclassified to conform with current presentation.

**  Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The Funds will adopt FIN 48 no later than May 31, 2008 and the impact to each Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

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Supplemental Proxy Information (unaudited)

A meeting of the Funds' shareholders was held on December 18, 2006. The meeting was held for the purpose of approving the election of the following nine (9) Directors:

•  E. Thayer Bigelow

•  William H.T. Bush

•  Robert B. Calhoun, Jr.

•  Robert S. Dow

•  Daria L. Foster

•  Julie A. Hill

•  Franklin W. Hobbs

•  Thomas J. Neff

•  James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Votes Withheld	Abstentions
E. Thayer Bigelow	386,828,820.771	3,098,837.05	-	-
William H.T. Bush	386,702,476.109	3,225,181.71	-	-
Robert B. Calhoun, Jr.	386,945,563.904	2,982,093.92	-	-
Robert S. Dow	386,980,202.952	2,947,454.87	-	-
Daria L. Foster	386,969,729.330	2,957,928.49	-	-
Julie A. Hill	386,936,338.390	2,991,319.43	-	-
Franklin W. Hobbs	386,946,254.453	2,981,403.37	-	-
Thomas J. Neff	386,869,882.134	3,057,775.69	-	-
James L.L. Tullis	386,933,769.035	2,993,888.79	-	-

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Approval of Advisory Contracts

At meetings on December 11 and 12, 2006, the Board, including all of the Directors who are not interested persons, considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contracts Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper, Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2006, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

The specific considerations for each Fund are set forth below.

Convertible Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the Fund's performance observed that the investment performance of the Fund's Class A shares was in the fourth quintile of its performance universe for the nine-month and three-year periods and in the fifth quintile for the one-year period. The Board also observed that the investment performance was below that of the Lipper Convertible Securities Fund Index for each of those periods. The Board also noted that because the Fund did not have five or more years of investment operations, it was difficult to draw definitive conclusions regarding its investment performance. The Board noted that historically the Fund had invested in higher-quality convertible securities than many of its competitor funds and that the

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Board recently had approved a change to the Fund's investment strategy that would enable it to invest to a greater degree in below-investment grade bonds.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately fourteen basis points above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twenty-three basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately ten basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the

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intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

High Yield Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month, one-year, and three-year periods, and in the third quintile for the five-year period. The Board also observed that the investment performance was below that of the Lipper High Current Yield Bond Index for each of those periods. In addition, the Board observed that historically the Lord Abbett Funds, in investing in below investment-grade debt, have invested in relatively higher quality bonds compared to many other funds that invest in below investment-grade debt, and that in recent years such bonds have not performed as well as lower quality bonds.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment

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management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that the contractual and actual management and administrative services fees were approximately two basis points below the median of the peer group. The Board observed that the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately one basis point below the median of the peer group, the total expense ratio of Class P was approximately one basis point above the median of the peer group, and the total expense ratio of Class Y was approximately eight basis points above the median of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the

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prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Limited Duration U.S. Government & Government Sponsored Enterprises Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile for the nine-month period and in the third quintile for the one-year, three-year, five-year, and ten-year periods. The Board observed that the investment performance of the Class A shares was below that of the Lipper General U.S. Government Funds Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The

83

Board observed that Lord Abbett had agreed to an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class P to not more than 1.00%, and the total expense ratio of Class Y to not more than 0.55%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees for the Fund were approximately five basis points below the median of its peer group. The Board also observed that the total expense ratio of Class A was approximately eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately fifteen basis points below the median of the peer group and the total expense ratio of Class Y was three basis points below the median of the peer group. The Board also noted that although the Fund was authorized to issue Class P shares, there were no outstanding shares of Class P held by public investors and accordingly there were no Lipper expense comparisons for that class.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

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Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

U.S. Government & Government Sponsored Enterprises Fund

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance versus that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the one-year period and in the second quintile of its performance universe for the nine-month, three-year, five-year, and ten-year periods. The Board observed that the investment performance of the Class A shares was above that of the Lipper General U.S. Government Funds Index for the nine-month, one-year, three-year, and ten-year periods and below that of the Index for the five-year period.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, they considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense ratio of the Fund and the expense ratios of the peer expense groups. It also considered the amount and nature of the fees paid by shareholders. The Board observed that Lord Abbett had implemented an expense reimbursement agreement for the Fund that limited the total expense ratio of Class A to not more than 1.00%, the total expense ratios of Class B and Class C to not more than 1.65%, the total expense ratio of Class P to not

85

more than 1.10%, and the total expense ratio of Class Y to not more than 0.65%, and that the Board and Lord Abbett had agreed to a new expense reimbursement agreement with the same terms. The Board observed that the contractual and actual management and administrative services fees for the Fund were approximately one basis point above the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately one basis point above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, and the total expense ratio of Class Y was approximately one basis point above the median of the peer group. The Board also noted that although the Fund was authorized to issue Class P shares, there were no outstanding shares of Class P held by public investors and accordingly there were no Lipper expense comparisons for that class.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's profitability had increased in recent years, in part due to an increase in assets under management, but concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

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In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

88

LAIT-3-0507

(07/07)

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett High Yield Fund

Lord Abbett Limited Duration U.S. Government & Government
Sponsored Enterprises Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Fund

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT INVESTMENT TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 25, 2007